UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02628

Fidelity Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2008

Item 1. Reports to Stockholders

Fidelity®
Michigan Municipal Income
Fund

and

Fidelity
Michigan Municipal Money
Market Fund

Annual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Michigan Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Fidelity Michigan Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,000.10	$ 2.41
HypotheticalA		$ 1,000.00	$ 1,022.72	$ 2.44
Fidelity Michigan Municipal Money Market Fund	.55%
Actual		$ 1,000.00	$ 1,007.40	$ 2.78**
HypotheticalA		$ 1,000.00	$ 1,022.37	$ 2.80**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If fees to participate in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds paid in October and December, 2008 (see Note 3 of the Notes to Financial Statements) had been in effect during the entire period , the annualized expense ratio for the Fidelity Michigan Municipal Money Market Fund would have been .57% and the expenses paid in the actual and hypothetical examples above would have been $2.88 and $2.90, respectively

Annual Report

Fidelity Michigan Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity® Michigan Municipal Income Fund	-0.06%	2.92%	4.29%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Michigan Municipal Income Fund on December 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Fidelity Michigan Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Michigan Municipal Income Fund

Municipal bonds suffered losses during 2008, hurt by a persistent and deepening risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bonds - most rated AAA at the time - came under pressure shortly thereafter in response to investor concerns about the financial strength of bond insurers. All major municipal bond insurers suffered from their exposure to securities backed by subprime mortgages. Supply pressures also weighed on the markets, as issuers scrambled to refinance their debt as the auction-rate securities market - a major source of funding for muni issuers - broke down. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the selling by leveraged investors to cover losses and meet investor redemptions. But in December, munis started to gain strength as investors gravitated toward their attractive valuations. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - declined 2.47%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 5.24%.

For the year ending December 31, 2008, the fund returned -0.06%, and the Barclays Capital Michigan Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned -3.09%. The fund outpaced its benchmark primarily due to advantageous yield-curve positioning and favorable sector selection. In terms of yield-curve positioning - meaning how the fund was allocated among bonds of various maturities - an underweighting in long-term bonds proved beneficial because they lagged intermediate-term bonds, in which the fund was overweighted. As for sector selection, the fund's performance was helped by underweighting some of the worst-performing sectors - namely tobacco, health care and industrial-backed revenue bonds. All three were hurt by investors' aversion to riskier segments of the market. In contrast, the fund was hurt by its significant underweighting in prerefunded and escrowed securities, two of the muni market's leading areas during the year. These securities, which are backed by U.S. Treasury and other government-guaranteed bonds, were in very strong demand because of their high quality and their tax-free yields that, in most cases, matched or exceed those offered by taxable government bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	47.2	42.2
Water & Sewer	16.4	17.2
Health Care	9.3	6.9
Escrowed/Pre-Refunded	8.8	15.7
Special Tax	6.4	7.2
Weighted Average Maturity as of December 31, 2008
		6 months ago
Years	9.4	7.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2008
6 months ago
Years	6.8	6.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
AAA 6.2%	AAA 30.5%
AA,A 81.4%	AA,A 66.9%
BBB 11.2%	BBB 2.2%
BB and Below 0.1%	BB and Below 0.1%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 0.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Fidelity Michigan Municipal Income Fund

Investments December 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) 5% 10/1/16	$ 1,045,000	$ 940,134
Series 2006 A, 5% 10/1/23	1,000,000	829,920
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5.875% 7/1/35	615,000	446,508
		2,216,562
Michigan - 97.1%
Algonac Cmnty. Schools Series I, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,585,269
Allegan Pub. School District Series 2008:
5% 5/1/14 (MBIA Insured)	1,570,000	1,732,197
5% 5/1/16 (MBIA Insured)	1,545,000	1,717,669
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) Series 2003, 5% 5/1/29	2,155,000	2,114,421
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (MBIA Insured)	1,405,000	1,515,040
5% 3/1/18 (MBIA Insured)	1,440,000	1,540,469
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,679,000	3,344,544
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,347,053
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	7,479,000
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,120,452
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,474,380
5.25% 5/1/18	1,100,000	1,174,668
Carman-Ainsworth Cmnty. School District:
5% 5/1/16 (FSA Insured)	1,000,000	1,085,510
5% 5/1/17 (FSA Insured)	2,065,000	2,224,583
Carrier Creek Drainage District #326:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,760,195
5% 6/1/25 (AMBAC Insured)	1,775,000	1,777,805
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA Insured)	1,675,000	1,780,123
Chelsea School District:
5% 5/1/15 (MBIA Insured)	1,720,000	1,906,173
5% 5/1/18 (MBIA Insured)	1,675,000	1,836,939
Chippewa Valley Schools 5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (c)	1,125,000	1,258,121
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Clarkston Cmnty. Schools:
5% 5/1/15 (FSA Insured)	$ 1,905,000	$ 2,135,581
5% 5/1/16 (FSA Insured)	1,855,000	2,088,025
5.375% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (c)	1,950,000	2,208,882
5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	1,150,000	1,302,674
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,090,850
Constantine Pub. Schools 5% 5/1/25	1,130,000	1,140,080
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series B, 5% 5/1/33	1,800,000	1,645,650
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	4,910,450
Series 2005 A, 5.25% 5/1/30	5,000,000	4,886,750
Series A:
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (c)	1,500,000	1,677,495
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000,000	1,118,330
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,294,410
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,004,320
5% 9/30/12 (MBIA Insured)	4,765,000	4,739,031
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,535,000	4,580,758
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,406,720
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,876,866
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,046,092
Series B1:
5% 4/1/13 (AMBAC Insured)	2,000,000	2,051,220
5% 4/1/15 (AMBAC Insured)	3,800,000	3,827,550
5.5% 4/1/19 (Pre-Refunded to 4/1/11 @ 100) (c)	1,500,000	1,626,570
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (c)	1,250,000	1,355,475
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	2,700,000	2,701,917
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	5,283,454
5% 7/1/32 (FSA Insured)	535,000	413,512
Series B:
5% 7/1/15 (FGIC Insured)	1,085,000	1,092,161
5% 7/1/36	7,800,000	6,016,296
5.5% 7/1/17 (MBIA Insured)	3,050,000	3,128,934
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (FGIC Insured)	$ 6,340,000	$ 7,066,627
Series A:
5% 7/1/34 (MBIA Insured)	5,000,000	3,998,700
5.25% 7/1/16 (MBIA Insured)	1,000,000	1,028,650
5.25% 7/1/17 (MBIA Insured)	2,000,000	2,040,900
5.25% 7/1/21 (MBIA Insured)	6,035,000	5,689,677
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,194,235
Series B:
5% 7/1/20 (MBIA Insured)	5,000,000	4,667,350
5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,761,556
Series C, 5% 7/1/33 (FSA Insured)	7,500,000	6,029,400
DeWitt Pub. Schools:
5% 5/1/15 (MBIA Insured)	1,475,000	1,617,795
5% 5/1/17 (MBIA Insured)	1,550,000	1,679,224
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,061,078
Durand Area Schools Gen. Oblig.:
5% 5/1/27 (FSA Insured)	1,225,000	1,225,662
5% 5/1/28 (FSA Insured)	1,250,000	1,239,213
5% 5/1/29 (FSA Insured)	1,275,000	1,247,843
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,528,569
5% 5/1/17 (FSA Insured)	1,985,000	2,116,367
5.5% 5/1/17	1,690,000	1,768,044
East Lansing School District Gen. Oblig. Series B, 5% 5/1/30 (MBIA Insured)	3,530,000	3,369,420
Farmington Pub. School District 5% 5/1/18 (FSA Insured)	4,500,000	4,818,870
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)	1,775,000	1,921,935
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured)	1,255,000	1,333,224
5% 10/1/17 (MBIA Insured)	1,320,000	1,392,521
Flushing Cmnty. Schools 5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,132,050
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,148,336
5% 5/1/17 (FSA Insured)	1,615,000	1,739,807
Garden City School District:
5% 5/1/14 (FSA Insured)	1,210,000	1,344,455
5% 5/1/17 (FSA Insured)	1,390,000	1,493,360
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Garden City School District: - continued
5% 5/1/19 (FSA Insured)	$ 1,205,000	$ 1,272,131
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)	1,355,000	1,432,249
5% 5/1/18 (MBIA Insured)	1,505,000	1,568,586
Gibraltar School District:
5% 5/1/16 (FSA Insured)	1,230,000	1,327,933
5% 5/1/17 (FSA Insured)	1,230,000	1,317,871
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.):
5% 5/1/23 (MBIA Insured)	1,175,000	1,178,889
5% 5/1/24 (MBIA Insured)	1,300,000	1,295,775
5% 5/1/28 (MBIA Insured)	4,300,000	4,139,825
Grand Rapids Cmnty. College:
5% 5/1/17 (FSA Insured)	1,315,000	1,474,391
5% 5/1/19 (FSA Insured)	1,315,000	1,424,908
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,917,565
Grand Rapids San. Swr. Sys. Rev.:
5% 1/1/34 (MBIA Insured)	3,000,000	2,880,120
5% 1/1/38	3,320,000	3,126,544
Grand Rapids Wtr. Supply Sys. 5% 1/1/35 (FGIC Insured)	5,000,000	4,729,000
Grand Valley Michigan State Univ. Rev. Series A:
5% 12/1/19 (AMBAC Insured)	500,000	532,880
5% 12/1/33 (FSA Insured)	5,000,000	4,740,750
Grosse Ile Township School District Unltd. Tax Gen. Oblig.:
5% 5/1/29 (MBIA Insured)	1,950,000	1,872,917
5% 5/1/32 (MBIA Insured)	1,950,000	1,819,584
Harper Creek Cmnty. School District (School Bldg. & Site Proj.):
4.75% 5/1/27 (FSA Insured)	500,000	477,000
5.25% 5/1/21 (FSA Insured)	2,000,000	2,122,400
5.25% 5/1/24 (FSA Insured)	2,100,000	2,165,415
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)	1,100,000	1,171,577
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	1,085,761
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,082,560
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,406,800
0% 5/1/11 (FGIC Insured)	5,830,000	5,473,379
0% 5/1/12 (FGIC Insured)	1,420,000	1,287,613
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Huron Valley School District: - continued
5.25% 5/1/16	$ 2,450,000	$ 2,653,056
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.):
Series A, 5% 5/15/13 (FSA Insured)	2,125,000	2,210,850
Series B:
4% 5/15/11 (FSA Insured)	250,000	255,873
4% 5/15/12 (FSA Insured)	2,125,000	2,169,816
5% 5/15/13 (FSA Insured)	2,125,000	2,254,476
Kalamazoo Pub. Schools:
5% 5/1/17 (FSA Insured)	3,165,000	3,432,886
5.25% 5/1/16 (FSA Insured)	1,500,000	1,712,835
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,100,000	3,348,837
(Spectrum Health Sys. Proj.):
Series 1998 A:
5.375% 1/15/11	2,420,000	2,446,789
5.375% 1/15/12	2,505,000	2,530,275
Series 2008 A, 5.5%, tender 1/15/15 (a)	3,525,000	3,569,944
L'Anse Creuse Pub. Schools 5% 5/1/24 (FSA Insured)	1,350,000	1,358,627
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,716,380
Lapeer Cmnty. Schools 5% 5/1/22 (FSA Insured)	1,395,000	1,435,748
Lincoln Consolidated School District:
5% 5/1/14 (FSA Insured)	1,460,000	1,618,425
5% 5/1/16 (FSA Insured)	1,425,000	1,594,091
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2008 I, 6% 10/15/38	5,000,000	5,054,700
Series III, 5% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	1,056,890
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,187,450
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (c)	3,000,000	3,181,470
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	5,365,000	5,768,180
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,062,250
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (b)	3,000,000	2,795,430
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 5%, tender 4/1/11	2,040,000	2,073,476
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	466,316
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/14	$ 1,300,000	$ 1,322,555
5.5% 3/1/15	1,985,000	2,008,324
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (c)	1,000,000	1,006,840
(Henry Ford Health Sys. Proj.):
Series 1992 A, 6% 9/1/12 (Escrowed to Maturity) (c)	1,500,000	1,690,515
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (c)	2,000,000	2,244,440
Series 2006 A:
5% 11/15/09	650,000	664,814
5% 11/15/12	1,485,000	1,473,625
5% 11/15/14	1,000,000	955,940
(McLaren Health Care Corp. Proj.) Series 2008 A:
5.25% 5/15/15	1,615,000	1,613,159
5.75% 5/15/38	7,000,000	5,863,130
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,499,975
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (c)	1,500,000	1,500,135
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,449,976
6% 8/15/10 (Escrowed to Maturity) (c)	1,265,000	1,265,278
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,500,150
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,039,380
(Oakwood Hosp. Proj.) Series A, 5% 7/15/17	1,000,000	883,630
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,007,500
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (c)	570,000	601,607
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (c)	1,435,000	1,581,887
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (c)	4,500,000	4,976,100
(Sparrow Hosp. Proj.) Series 2007:
5% 11/15/17	535,000	458,474
5% 11/15/18	725,000	606,397
5% 11/15/19	1,000,000	812,830
5% 11/15/20	2,000,000	1,588,060
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.):
Series 2000 A, 6% 12/1/27	$ 1,535,000	$ 1,464,252
Series 2008 A, 6.5% 12/1/33	5,000,000	4,885,150
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,931,450
(Local Govt. Ln. Prog.):
Series B, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,183,609
Series CA, 0% 6/15/13 (FSA Insured)	3,850,000	3,367,133
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,105,777
7.5% 11/1/09 (AMBAC Insured)	5,000	5,009
(State Clean Wtr. Revolving Fund Proj.) 5% 10/1/27	3,725,000	3,684,509
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,391,540
5% 10/1/18	8,000,000	8,639,600
5% 10/1/23	5,000,000	5,021,150
5.375% 10/1/19	2,005,000	2,095,405
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (b)	1,000,000	753,080
Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	9,935,332
Michigan Technological Univ.:
5% 10/1/38 (Assured Guaranty Corp. Insured)	1,200,000	1,109,244
5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,115,525
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A:
6% 6/1/34	3,000,000	1,801,290
6% 6/1/48	4,000,000	2,225,480
Michigan Trunk Line Fund Rev.:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	3,366,789
5.5% 11/1/16	3,000,000	3,383,130
5.25% 11/1/15 (FGIC Insured)	5,000,000	5,552,100
5.25% 10/1/16 (FSA Insured)	3,000,000	3,184,350
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,343,099
Montague Pub. School District:
5.5% 5/1/16	430,000	456,677
5.5% 5/1/17	430,000	453,942
5.5% 5/1/19	430,000	448,408
New Haven Cmnty. Schools 5.25% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,175,000	1,314,719
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
New Lothrop Area Pub. Schools Gen. Oblig. 5% 5/1/35 (FSA Insured)	$ 1,000,000	$ 952,160
North Kent Swr. Auth. Wtr. & Swr. Rev.:
5% 11/1/19 (MBIA Insured)	420,000	441,886
5% 11/1/20 (MBIA Insured)	490,000	507,277
5% 11/1/22 (MBIA Insured)	1,645,000	1,665,053
5% 11/1/23 (MBIA Insured)	1,290,000	1,294,051
Northern Michigan Univ. Revs. 5.125% 12/1/35 (FSA Insured)	2,750,000	2,646,985
Northview Pub. Schools District 5% 5/1/21 (FSA Insured)	1,070,000	1,102,892
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,709,586
5% 5/1/16 (FSA Insured)	1,475,000	1,592,440
5% 5/1/17 (FSA Insured)	3,675,000	3,950,772
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	292,370
5.5% 4/1/15 (FGIC Insured)	170,000	174,131
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	2,241,150
0% 5/1/13 (MBIA Insured)	1,700,000	1,458,430
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,039,926
5.25% 5/1/27 (FSA Insured)	1,135,000	1,144,069
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	1,430,000	1,577,733
5% 5/1/16 (MBIA Insured)	1,175,000	1,261,680
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002:
5.5% 5/1/14	1,000,000	1,099,400
5.5% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,128,060
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	1,865,867
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	959,260
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,148,368
5% 5/1/16 (FSA Insured)	1,025,000	1,109,624
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Plymouth-Canton Cmnty. School District:
4.5% 5/1/24 (FSA Insured)	$ 500,000	$ 461,140
5% 5/1/20 (FSA Insured)	5,000,000	5,169,050
Port Huron Area School District County of Saint Clair 5.25% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (c)	1,175,000	1,314,719
Portage Pub. Schools 5% 5/1/22 (FSA Insured)	4,300,000	4,458,584
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.):
5% 5/1/31 (FSA Insured)	2,080,000	1,980,451
5% 5/1/34 (FSA Insured)	2,320,000	2,211,006
5% 5/1/38 (FSA Insured)	1,000,000	931,660
Riverview Cmnty. School District:
5% 5/1/14	655,000	724,712
5% 5/1/15	955,000	1,047,731
5% 5/1/17	1,000,000	1,075,200
5% 5/1/18	1,000,000	1,064,190
Rochester Cmnty. School District 5% 5/1/19 (MBIA Insured)	1,475,000	1,614,299
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	3,893,036
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	1,506,820
Saginaw Valley State Univ. Rev. 5% 7/1/37 (FSA Insured)	2,880,000	2,693,578
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,470,017
5% 4/1/19 (AMBAC Insured)	1,475,000	1,539,015
Shepherd Pub. Schools 5% 5/1/17 (FSA Insured)	1,025,000	1,149,240
South Redford School District 5% 5/1/16 (MBIA Insured)	1,125,000	1,215,900
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities 5% 10/1/21 (MBIA Insured)	1,735,000	1,756,740
Three Rivers Cmnty. Schools:
5% 5/1/14 (FSA Insured)	1,765,000	1,961,127
5% 5/1/16 (FSA Insured)	1,750,000	1,963,728
Troy School District:
5% 5/1/15	2,135,000	2,309,558
5% 5/1/15 (MBIA Insured)	1,000,000	1,114,920
5% 5/1/16 (MBIA Insured)	1,000,000	1,118,660
Utica Cmnty. Schools:
5% 5/1/15 (MBIA Insured)	1,000,000	1,114,920
5% 5/1/16 (MBIA Insured)	2,000,000	2,237,320
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Utica Cmnty. Schools: - continued
5% 5/1/17	$ 3,000,000	$ 3,211,590
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (c)	2,250,000	2,558,678
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,142,330
Waverly Cmnty. School District 5% 5/1/17 (FSA Insured)	3,090,000	3,348,757
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	1,000,000	1,033,940
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	210,000	211,882
Western Michigan Univ. Rev.:
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,500,018
5% 11/15/35 (FGIC Insured)	5,435,000	4,792,746
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18 (FGIC Insured)	1,000,000	1,050,740
Willow Run Cmnty. Schools County of Washtenaw:
5% 5/1/17 (FSA Insured)	1,875,000	2,008,950
5.5% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (c)	1,630,000	1,772,576
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,537,728
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,694,466
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (MBIA Insured)	4,000,000	3,714,520
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)	2,035,000	2,149,855
5% 5/1/17 (FGIC Insured)	995,000	1,043,228
5.25% 5/1/16 (MBIA Insured)	1,050,000	1,129,454
		552,553,444
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (MBIA Insured)	1,280,000	1,274,598
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	908,830
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	1,802,540
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	3,400,000	323,272
		4,309,240
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	$ 2,200,000	$ 1,323,806
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/31	2,730,000	1,968,248
		3,292,054
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $574,916,646)	562,371,300
NET OTHER ASSETS - 1.1%	6,480,855
NET ASSETS - 100%	$ 568,852,155
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 562,371,300	$ -	$ 562,371,300	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (Unaudited)
General Obligations	47.2%
Water & Sewer	16.4%
Health Care	9.3%
Escrowed/Pre-Refunded	8.8%
Special Tax	6.4%
Education	5.2%
Others* (individually less than 5%)	6.7%
100.0%
*Includes net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $4,561 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $574,916,646)		$ 562,371,300
Cash		1,716,934
Receivable for fund shares sold		376,571
Interest receivable		6,550,785
Prepaid expenses		5,889
Other receivables		2,531
Total assets		571,024,010

Liabilities
Payable for fund shares redeemed	$ 1,040,176
Distributions payable	759,437
Accrued management fee	173,181
Transfer agent fee payable	119,409
Other affiliated payables	35,597
Other payables and accrued expenses	44,055
Total liabilities		2,171,855

Net Assets		$ 568,852,155
Net Assets consist of:
Paid in capital		$ 581,440,270
Undistributed net investment income		66,291
Accumulated undistributed net realized gain (loss) on investments		(109,060)
Net unrealized appreciation (depreciation) on investments		(12,545,346)
Net Assets, for 50,384,961 shares outstanding		$ 568,852,155
Net Asset Value, offering price and redemption price per share ($568,852,155 ÷ 50,384,961 shares)		$ 11.29

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2008

Investment Income
Interest		$ 26,681,649

Expenses
Management fee	$ 2,210,488
Transfer agent fees	490,718
Accounting fees and expenses	145,555
Custodian fees and expenses	9,403
Independent trustees' compensation	2,507
Registration fees	17,981
Audit	48,260
Legal	6,575
Miscellaneous	3,410
Total expenses before reductions	2,934,897
Expense reductions	(118,443)	2,816,454
Net investment income		23,865,195
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		44,585
Change in net unrealized appreciation (depreciation) on investment securities		(25,883,831)
Net gain (loss)		(25,839,246)
Net increase (decrease) in net assets resulting from operations		$ (1,974,051)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,865,195	$ 22,771,257
Net realized gain (loss)	44,585	1,485,051
Change in net unrealized appreciation (depreciation)	(25,883,831)	(3,027,107)
Net increase (decrease) in net assets resulting from operations	(1,974,051)	21,229,201
Distributions to shareholders from net investment income	(23,855,172)	(22,800,828)
Distributions to shareholders from net realized gain	(255,599)	(1,393,611)
Total distributions	(24,110,771)	(24,194,439)
Share transactions Proceeds from sales of shares	121,916,853	102,946,687
Reinvestment of distributions	14,616,764	15,136,531
Cost of shares redeemed	(134,236,975)	(94,359,092)
Net increase (decrease) in net assets resulting from share transactions	2,296,642	23,724,126
Redemption fees	7,742	4,623
Total increase (decrease) in net assets	(23,780,438)	20,763,511

Net Assets
Beginning of period	592,632,593	571,869,082
End of period (including undistributed net investment income of $66,291 and undistributed net investment income of $59,390, respectively)	$ 568,852,155	$ 592,632,593
Other Information Shares
Sold	10,529,456	8,786,044
Issued in reinvestment of distributions	1,273,539	1,291,798
Redeemed	(11,819,551)	(8,071,215)
Net increase (decrease)	(16,556)	2,006,627

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.82	$ 11.84	$ 12.11	$ 12.22
Income from Investment Operations
Net investment income B	.457	.461	.469	.472	.491
Net realized and unrealized gain (loss)	(.465)	(.031)	.041	(.155)	(.026)
Total from investment operations	(.008)	.430	.510	.317	.465
Distributions from net investment income	(.457)	(.462)	(.470)	(.472)	(.490)
Distributions from net realized gain	(.005)	(.028)	(.060)	(.115)	(.085)
Total distributions	(.462)	(.490)	(.530)	(.587)	(.575)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.29	$ 11.76	$ 11.82	$ 11.84	$ 12.11
Total Return A	(.06)%	3.73%	4.41%	2.67%	3.90%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.47%	.44%	.44%	.45%	.48%
Net investment income	3.96%	3.94%	3.98%	3.94%	4.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 568,852	$ 592,633	$ 571,869	$ 565,484	$ 559,883
Portfolio turnover rate	19%	15%	17%	23%	12%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 12/31/08	% of fund's investments 6/30/08	% of fund's investments 12/31/07
0 - 30	91.6	91.0	91.0
31 - 90	3.8	4.1	0.2
91 - 180	0.5	3.5	2.8
181 - 397	4.1	1.4	6.0
Weighted Average Maturity
	12/31/08	6/30/08	12/31/07
Fidelity Michigan Municipal Money Market Fund	18 Days	16 Days	25 Days
All Tax-Free Money Market Funds Average*	29 Days	27 Days	30 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
Variable Rate Demand Notes (VRDNs) 78.3%	Variable Rate Demand Notes (VRDNs) 82.9%
Commercial Paper (including CP Mode) 5.3%	Commercial Paper (including CP Mode) 1.9%
Municipal Notes 2.6%	Municipal Notes 5.3%
Fidelity Municipal Cash Central Fund 5.4%	Fidelity Municipal Cash Central Fund 2.7%
Other Investments 2.7%	Other Investments 2.7%
Net Other Assets 5.7%	Net Other Assets 4.5%

Current and Historical Seven-Day Yields

	12/29/08	09/29/08	6/30/08	3/31/08	12/31/07

Fidelity Michigan Municipal Money Market Fund	0.52%	5.92%	1.22%	1.73%	2.91%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

* Source: iMoneyNet, Inc.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investments December 31, 2008

Showing Percentage of Net Assets

Municipal Securities - 94.3%
	Principal Amount	Value
Colorado - 0.5%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.8%, LOC Wells Fargo Bank NA, VRDN (a)	$ 5,890,000	$ 5,890,000
Georgia - 0.7%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 1.75%, LOC Wachovia Bank NA, VRDN (a)	1,300,000	1,300,000
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 1.2%, LOC Wachovia Bank NA, VRDN (a)	6,945,000	6,945,000
		8,245,000
Illinois - 0.4%
Will County Exempt Facilities Rev. (BP Amoco Chemical Co. Proj.) Series 2003, 1.25% (BP PLC Guaranteed), VRDN (a)(d)	4,950,000	4,950,000
Indiana - 0.3%
Mount Vernon Poll. Cont. and Solid Waste Disp. Rev. (Gen. Elec. Co. Proj.) 0.95%, VRDN (a)	3,100,000	3,100,000
Kentucky - 0.4%
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 4%, VRDN (a)(d)	4,500,000	4,500,000
Michigan - 83.5%
Clarkston Cmnty. Schools Bonds 5% 5/1/09 (Michigan Gen. Oblig. Guaranteed)	3,470,000	3,503,925
Detroit Econ. Dev. Corp. Rev.:
(Michigan Opera Theatre Proj.) 0.8%, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
(Waterfront Reclamation & Casino Dev. Proj.) Series 1999 B, 1.2%, LOC Bank of America NA, VRDN (a)	2,330,000	2,330,000
Detroit Gen. Oblig. TAN 3.5% 3/31/09, LOC JPMorgan Chase Bank	11,100,000	11,145,357
East Lansing School District Gen. Oblig. Participating VRDN Series SGA 114, 0.85% (Liquidity Facility Societe Generale) (a)(f)	6,000,000	6,000,000
Grand Rapids Pub. Schools Bonds (School Bldg. and Site Proj.) Series 2004 A, 5% 5/1/09	1,400,000	1,416,789
Grand Valley Michigan State Univ. Rev. Series 2008 B:
1.06%, LOC RBS Citizens NA, VRDN (a)	4,315,000	4,315,000
1.11%, LOC RBS Citizens NA, VRDN (a)	9,300,000	9,300,000
Holt Pub. Schools 1.05% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	23,345,000	23,345,000
Jackson County Hosp. Fin. Auth. Hosp. Rev.:
(W.A. Foote Memorial Hosp. Proj.) Series 2006 A, 1.3% (Assured Guaranty Corp. Insured), VRDN (a)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Jackson County Hosp. Fin. Auth. Hosp. Rev.: - continued
(Washington Foote Memorial Hosp. Proj.) Series B, 1.3% (Assured Guaranty Corp. Insured), VRDN (a)	$ 13,900,000	$ 13,900,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.):
Series 2008 B1, 0.67%, LOC RBS Citizens NA, VRDN (a)	17,315,000	17,315,000
Series 2008 C, 0.93%, LOC Bank of New York, New York, VRDN (a)	11,600,000	11,600,000
Lakeview School District Calhoun County Series B, 1.05% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	10,885,000	10,885,000
Michigan Bldg. Auth. Rev.:
Series 5, 0.85% 2/12/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	5,630,000	5,630,000
Series I, 1.1%, LOC JPMorgan Chase Bank, VRDN (a)	42,900,000	42,900,000
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 B, 1.75%, LOC RBS Citizens NA, VRDN (a)	18,000,000	18,000,000
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (e)	1,000,000	1,053,298
(Ascension Health Cr. Group Proj.):
Series 2008 B4, 0.45%, VRDN (a)	10,500,000	10,500,000
Series 2008 B8, 0.45%, VRDN (a)	21,100,000	21,100,000
(Ascension Health Sr. Cr. Group Proj.):
Series 2008 B2, 0.45%, VRDN (a)	30,775,000	30,775,000
Series 2008 B5, 0.6%, VRDN (a)	24,400,000	24,400,000
Series 2008 B7, 0.6%, VRDN (a)	22,800,000	22,800,000
(Henry Ford Health Sys. Proj.):
Series 2006 B, 0.85%, LOC Landesbank Hessen-Thuringen, VRDN (a)	30,400,000	30,400,000
Series 2006 C, 0.69%, LOC RBS Citizens NA, VRDN (a)	16,135,000	16,135,000
Series 2007, 0.7%, LOC JPMorgan Chase Bank, VRDN (a)	1,985,000	1,985,000
(Hosp. Equip. Ln. Prog.) Series B, 0.94%, LOC Bank of America NA, VRDN (a)	7,050,000	7,050,000
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.7%, LOC JPMorgan Chase Bank, VRDN (a)	1,500,000	1,500,000
Series 2008 B3, 0.7%, LOC JPMorgan Chase Bank, VRDN (a)	27,900,000	27,900,000
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 1.35%, LOC Banco Santander SA, VRDN (a)	7,710,000	7,710,000
(Trinity Health Sys. Proj.):
Series 2005 F, 0.95%, VRDN (a)	16,510,000	16,510,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
Series E, 0.8%, VRDN (a)	$ 40,410,000	$ 40,410,000
Series 2008 C:
0.8% 3/2/09, CP	11,700,000	11,700,000
1% 2/2/09, CP	11,700,000	11,700,000
1.15% 1/12/09, CP	11,700,000	11,700,000
1.25% 1/5/09, CP	11,700,000	11,700,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1988 A, 1.1% tender 1/5/09, LOC Landesbank Hessen-Thuringen, CP mode (d)	9,000,000	9,000,000
(Canton Club East Apts. Proj.) Series 1998 A, 1.2%, LOC Fannie Mae, VRDN (a)(d)	1,120,000	1,120,000
(Hunt Club Apts. Proj.) 1.35%, LOC Fannie Mae, VRDN (a)(d)	7,095,000	7,095,000
Michigan Muni. Bond Auth. Rev.:
Bonds:
Series 2001, 5% 10/1/09	1,000,000	1,027,796
Series 2002, 5.25% 10/1/09	11,970,000	12,345,201
Participating VRDN Series Putters 3263, 1.2% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	8,345,000	8,345,000
BAN Series 2008, 3% 7/15/09	11,200,000	11,326,651
Michigan State Univ. Revs. 0.7% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	23,200,000	23,200,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 1.45%, LOC Bank of America NA, VRDN (a)(d)	7,900,000	7,900,000
(Biewer of Lansing LLC Proj.) Series 1999, 2.5%, LOC Bank of America NA, VRDN (a)(d)	200,000	200,000
(Bosal Ind. Proj.) Series 1998, 1.05%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 5%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,300,000	1,300,000
(Consumers Energy Co. Proj.):
0.75%, LOC Wells Fargo Bank NA, VRDN (a)	17,100,000	17,100,000
0.87%, LOC Wells Fargo Bank NA, VRDN (a)(d)	9,000,000	9,000,000
(Detroit Edison Co. Proj.) Series 2008 ET, 0.8%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	35,200,000	35,200,000
(Detroit Symphony Orchestra Proj.):
Series 2001 A, 1.35%, LOC Bank of America NA, VRDN (a)	11,500,000	11,500,000
Series 2001 B, 1.15%, LOC Bank of America NA, VRDN (a)	19,155,000	19,155,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Doss Ind. Dev. Co. Proj.) 3.8%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 700,000	$ 700,000
(Grand Rapids Art Museum Proj.) 1.2%, LOC Bank of America NA, VRDN (a)	14,325,000	14,325,000
(Holland Plastics Corp. Proj.) 1.55%, LOC Bank of America NA, VRDN (a)(d)	3,040,000	3,040,000
(John H. Dekker & Sons Proj.) Series 1998, 1.77%, LOC Bank of America NA, VRDN (a)(d)	745,000	745,000
(Louisiana-Pacific Corp. Proj.) Series 1991, 2.05%, LOC Wachovia Bank NA, VRDN (a)	5,970,000	5,970,000
(Orchestra Place Renewal Proj.) Series 2000, 0.8%, LOC ABN-AMRO Bank NV, VRDN (a)	2,425,000	2,425,000
(Pioneer Laboratories, Inc. Proj.) 1.3%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,100,000	2,100,000
(S&S LLC Proj.) Series 2000, 1.5%, LOC Bank of America NA, VRDN (a)(d)	1,405,000	1,405,000
(The Spiratex Co. Proj.) Series 1994, 3.8%, LOC JPMorgan Chase Bank, VRDN (a)(d)	200,000	200,000
(Trilan LLC Proj.) 1.95%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,200,000	2,200,000
(Van Andel Research Institute Proj.) 0.65%, LOC Bank of America NA, VRDN (a)	36,300,000	36,300,000
(W.H. Porter, Inc. Proj.) Series 2001, 1.7%, LOC Bank of America NA, VRDN (a)(d)	2,405,000	2,405,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 1.2%, LOC JPMorgan Chase Bank, VRDN (a)	11,760,000	11,760,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 1.15%, LOC Bank of America NA, VRDN (a)	8,575,000	8,575,000
Michigan Strategic Fund Rev. (Rest Haven Christian Svcs. Proj.) Series A, 1.15%, LOC KBC Bank NV, VRDN (a)	7,985,000	7,985,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 0.91%, LOC Barclays Bank PLC, VRDN (a)(d)	14,521,000	14,521,000
Michigan Trunk Line Fund Rev. Bonds Series 2006, 5% 11/1/09	9,285,000	9,576,018
Northern Michigan Univ. Revs. Bonds Series 2006 A, 5% 12/1/09	1,500,000	1,553,228
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 1.3%, LOC JPMorgan Chase Bank, VRDN (a)(d)	6,300,000	6,300,000
Oakland Univ. Rev. 0.75%, LOC Allied Irish Banks PLC, VRDN (a)	23,600,000	23,600,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Saline Area Schools 1.05% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	$ 44,700,000	$ 44,700,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 1.35%, LOC KBC Bank NV, VRDN (a)	6,300,000	6,300,000
Wayne County Arpt. Auth. Rev.:
Participating VRDN:
Series DB 652, 1.28% (Liquidity Facility Deutsche Bank AG) (a)(d)(f)	11,300,000	11,300,000
Series MT 115, 1.26% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(f)	4,495,000	4,495,000
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 1.1%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	23,400,000	23,400,000
Series 2008 E, 0.95%, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,900,000	3,900,000
Series 2008 F, 0.88%, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,000,000	4,000,000
		936,809,263
North Carolina - 0.1%
Charlotte Gen. Oblig. Series 2007, 1.2% (Liquidity Facility KBC Bank NV), VRDN (a)	1,600,000	1,600,000
Ohio - 0.4%
Cleveland Arpt. Sys. Rev. Series 2008 B, 2.1%, LOC Wachovia Bank NA, VRDN (a)(d)	1,200,000	1,200,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.9%, VRDN (a)(d)	3,700,000	3,700,000
		4,900,000
Pennsylvania - 0.1%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 2%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,275,000	1,275,000
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	3,000,000	3,023,169
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	1,700,000	1,713,129
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	1,500,000	1,511,585
		6,247,883
Municipal Securities - continued
	Principal Amount	Value
Texas - 0.7%
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Exxon Asset Fdg. Corp./Baytown Chemical Co. Proj.) Series 1995, 0.77% (Exxon Mobil Corp. Guaranteed), VRDN (a)	$ 2,000,000	$ 2,000,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 B, 1% (Exxon Mobil Corp. Guaranteed), VRDN (a)(d)	2,200,000	2,200,000
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 0.65%, VRDN (a)	3,500,000	3,500,000
		7,700,000
Utah - 0.2%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.8%, LOC Wells Fargo Bank NA, VRDN (a)	1,900,000	1,900,000
Virginia - 0.6%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 1.22%, LOC Branch Banking & Trust Co., VRDN (a)	6,250,000	6,250,000
Wyoming - 0.4%
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1984 A, 0.77%, VRDN (a)	4,910,000	4,910,000
	Shares
Other - 5.4%
Fidelity Municipal Cash Central Fund, 1.27% (b)(c)	60,030,000	60,030,000
TOTAL INVESTMENT PORTFOLIO - 94.3% (Cost $1,058,307,146)		1,058,307,146
NET OTHER ASSETS - 5.7%		63,517,875
NET ASSETS - 100%		$ 1,121,825,021
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 522,584
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,058,307,146	$ -	$ 1,058,307,146	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $998,277,146)	$ 998,277,146
Fidelity Central Funds (cost $60,030,000)	60,030,000
Total Investments (cost $1,058,307,146)		$ 1,058,307,146
Cash		53,455,438
Receivable for investments sold		10,807,101
Receivable for fund shares sold		13,145,335
Interest receivable		1,359,422
Distributions receivable from Fidelity Central Funds		44,566
Prepaid expenses		167,800
Other receivables		82,436
Total assets		1,137,369,244

Liabilities
Payable for fund shares redeemed	$ 14,704,523
Distributions payable	3,526
Accrued management fee	339,903
Other affiliated payables	457,802
Other payables and accrued expenses	38,469
Total liabilities		15,544,223

Net Assets		$ 1,121,825,021
Net Assets consist of:
Paid in capital		$ 1,121,465,393
Undistributed net investment income		52,349
Accumulated undistributed net realized gain (loss) on investments		307,279
Net Assets, for 1,120,874,649 shares outstanding		$ 1,121,825,021
Net Asset Value, offering price and redemption price per share ($1,121,825,021 ÷ 1,120,874,649 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2008

Investment Income
Interest		$ 23,857,964
Income from Fidelity Central Funds		522,584
Total income		24,380,548

Expenses
Management fee	$ 4,166,607
Transfer agent fees	1,661,520
Accounting fees and expenses	127,702
Custodian fees and expenses	18,331
Independent trustees' compensation	4,692
Registration fees	34,236
Audit	38,180
Legal	12,317
Miscellaneous	136,019
Total expenses before reductions	6,199,604
Expense reductions	(721,488)	5,478,116
Net investment income		18,902,432
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		307,279
Net increase in net assets resulting from operations		$ 19,209,711

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,902,432	$ 28,904,681
Net realized gain (loss)	307,279	105,213
Net increase in net assets resulting from operations	19,209,711	29,009,894
Distributions to shareholders from net investment income	(18,903,617)	(28,906,419)
Distributions to shareholders from net realized gain	-	(39,512)
Total distributions	(18,903,617)	(28,945,931)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,391,598,245	3,036,262,486
Reinvestment of distributions	18,550,217	28,533,462
Cost of shares redeemed	(3,376,217,032)	(2,842,235,428)
Net increase (decrease) in net assets and shares resulting from share transactions	33,931,430	222,560,520
Total increase (decrease) in net assets	34,237,524	222,624,483

Net Assets
Beginning of period	1,087,587,497	864,963,014
End of period (including undistributed net investment income of $52,349 and undistributed net investment income of $53,533, respectively)	$ 1,121,825,021	$ 1,087,587,497

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.032	.030	.020	.007
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.017	.032	.030	.020	.007
Distributions from net investment income	(.017)	(.032)	(.030)	(.020)	(.007)
Distributions from net realized gain	-	- D	-	- D	-
Total distributions	(.017)	(.032)	(.030)	(.020)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.68%	3.21%	3.01%	1.99%	.73%
Ratios to Average Net AssetsB, C
Expenses before reductions	.54%	.54%	.56%	.56%	.57%
Expenses net of fee waivers, if any	.54%	.54%	.55%	.55%	.57%
Expenses net of all reductions	.48%	.42%	.41%	.46%	.55%
Net investment income	1.66%	3.15%	2.97%	1.97%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,121,825	$ 1,087,587	$ 864,963	$ 695,051	$ 608,121

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

For the Income Fund, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 4, 2008, the Money Market Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect. The U.S. Treasury Department has the option to renew the Program through the close of business on September 19, 2009. If extended, the Board of Trustees

Annual Report

3. Significant Accounting Policies - continued

Expenses - continued

of the Money Market Fund will determine whether the Money Market Fund should continue participation in the Program and, if so, the Money Market Fund will incur additional participation fees.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Money Market Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Michigan Municipal Income Fund	$ 574,983,843	$ 12,164,193	$ (24,776,736)	$ (12,612,543)
Fidelity Michigan Municipal Money Market Fund	1,058,307,146	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Michigan Municipal Income Fund	$ 29,472	$ -	$ (4,561)
Fidelity Michigan Municipal Money Market Fund	52,488	24,068	-

The tax character of distributions paid was as follows:

December 31, 2008
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 23,855,172	$ -	$ 255,599	$ 24,110,771
Fidelity Michigan Municipal Money Market Fund	18,903,617	-	-	18,903,617
December 31, 2007
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 22,800,828	$ 129,303	$ 1,264,308	$ 24,194,439
Fidelity Michigan Municipal Money Market Fund	28,906,419	-	39,512	28,945,931

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $110,786,309 and $113,859,935, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.15%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Michigan Municipal Income Fund	$ 1,189

During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Michigan Municipal Income Fund	$ 8,425	$ 110,014	$ 4
Fidelity Michigan Municipal Money Market Fund	18,331	692,634	10,523

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the recent market volatility. Due to this limited supply of suitable investments in the marketplace, the Money Market Fund has significantly increased its cash position.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Michigan Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2008, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 20, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-
2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

Fund	Pay Date	Record Date	Capital Gains
Fidelity Michigan Municipal Income Fund	2/17/09	02/13/09	$0.001
Fidelity Michigan Municipal Money Market Fund	2/17/09	02/13/09	$0.00003

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Michigan Municipal Money Market Fund	$230,677

During fiscal year ended 2008, 100% of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund's income dividends were free from federal income tax, and 1.08% of Fidelity Michigan Municipal Income Fund and 22.55% Fidelity Michigan Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
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1900 K Street, N.W.
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16020 West Bluemound Road
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Annual Report

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MIR-UANN-0209
1.787737.105

Fidelity®
Minnesota Municipal Income
Fund

Annual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity® MN Municipal Income Fund	-0.28%	2.71%	3.96%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Minnesota Municipal Income Fund on December 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Minnesota Municipal Income Fund

Municipal bonds suffered losses during 2008, hurt by a persistent and deepening risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bonds - most rated AAA at the time - came under pressure shortly thereafter in response to investor concerns about the financial strength of bond insurers. All major municipal bond insurers suffered from their exposure to securities backed by subprime mortgages. Supply pressures also weighed on the markets, as issuers scrambled to refinance their debt as the auction-rate securities market - a major source of funding for muni issuers - broke down. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the selling by leveraged investors to cover losses and meet investor redemptions. But in December, munis started to gain strength as investors gravitated toward their attractive valuations. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - declined 2.47%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 5.24%.

For the year ending December 31, 2008, the fund returned -0.28%, and the Barclays Capital Minnesota Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - gained 0.31%. My choices regarding credit quality detracted from the fund's relative performance. I was underweighted in prerefunded and escrowed bonds, which are backed by U.S. government-guaranteed securities. They were among the market's best performers due to strong demand for high-quality securities. Yield-curve positioning - which refers to how I allocated the fund's investments across bonds of various maturities - proved beneficial. Specifically, a larger-than-index exposure to intermediate-maturity bonds gave the fund a boost because they outpaced longer-term bonds, in which the fund was underweighted. In addition, relative performance was bolstered by an underweighting in bonds that trade at par - or face value - as well as those that trade just below par. Many of these securities came under pressure as their prices declined to levels that subjected them to unfavorable tax treatment during the period. Elsewhere, an emphasis on bonds issued by providers of essential services and higher education institutions proved helpful because demand was strong for these high-quality bonds offered by issuers deemed resistant to an economic slowdown.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Actual	.49%	$ 1,000.00	$ 993.20	$ 2.46
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.67	$ 2.49

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.9	37.4
Electric Utilities	15.4	15.5
Escrowed/Pre-Refunded	15.2	15.9
Health Care	12.6	13.8
Transportation	5.7	6.0
Weighted Average Maturity as of December 31, 2008
		6 months ago
Years	7.9	6.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2008
6 months ago
Years	6.4	6.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
AAA 7.0%	AAA 27.0%
AA,A 82.5%	AA,A 64.3%
BBB 5.4%	BBB 4.5%
BB and Below 0.4%	BB and Below 0.6%
Not Rated 1.4%	Not Rated 1.6%
Net Other Assets 3.3%	Net Other Assets 2.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,244,880
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5.875% 7/1/35	425,000	308,563
		1,553,443
Minnesota - 95.0%
Anoka-Hennepin Independent School District #11 Series 2004 B, 5% 2/1/20	1,880,000	1,937,039
Brainerd Independent School District #181 Series 2002 A:
5.375% 2/1/16 (FGIC Insured)	3,285,000	3,540,212
5.375% 2/1/17 (FGIC Insured)	4,100,000	4,389,870
5.375% 2/1/19 (FGIC Insured)	2,200,000	2,320,604
Brooklyn Ctr. Independent School District #286 Series 2002, 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	6,000,000	6,426,840
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (MBIA Insured)	1,200,000	1,329,552
Centennial Independent School District #12 Series 2002 A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	230,000	245,688
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,049,960
5.25% 10/1/25	1,955,000	1,893,496
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. Saint Mary's) Series 2004:
5.25% 2/15/28 (Pre-Refunded to 2/15/14 @ 100) (c)	2,350,000	2,666,498
5.25% 2/15/33 (Pre-Refunded to 2/15/14 @ 100) (c)	1,035,000	1,174,394
Duluth Hsg. & Redev. Auth. Healthcare & Hsg. Rev. (Benedictine Health Ctr. Proj.) Series 2007:
5.5% 11/1/17	290,000	225,643
5.7% 11/1/22	385,000	271,567
5.875% 11/1/33	750,000	468,428
Elk River Independent School District #728:
Series 2004 A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100) (c)	2,000,000	2,184,040
Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,753,680
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Hopkins Independent School District #270 Series 2002:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	$ 1,350,000	$ 1,442,084
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,087,948
Jackson County Central Independent School District #2895 5% 2/1/21 (Pre-Refunded to 2/1/12 @ 100) (c)	1,220,000	1,303,216
Lake Superior Independent School District #381 Series 2002 A:
5% 4/1/15 (Pre-Refunded to 4/1/13 @ 100) (c)	1,970,000	2,128,802
5% 4/1/16 (Pre-Refunded to 4/1/13 @ 100) (c)	2,065,000	2,231,460
5% 4/1/17 (Pre-Refunded to 4/1/13 @ 100) (c)	2,165,000	2,339,521
5% 4/1/18 (Pre-Refunded to 4/1/13 @ 100) (c)	1,260,000	1,361,569
Lakeville Independent School District #194 Series 2002 A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	1,000,000	1,075,600
Mankato Independent School District #77 Series 2003 A, 5% 2/1/12 (FSA Insured)	1,000,000	1,002,900
Maple Grove Health Care Sys. Rev. Series 2007:
5.25% 5/1/24	1,500,000	1,267,800
5.25% 5/1/25	2,000,000	1,666,460
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21	5,000,000	5,254,100
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	535,328
6% 12/1/19	2,815,000	2,191,421
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 13, 5.25% 1/1/11 (b)	2,840,000	2,868,230
Series 1999 A, 5.625% 1/1/13 (FGIC Insured) (b)	1,000,000	1,008,670
Series 2000 B, 5.4% 1/1/09 (FGIC Insured) (b)	1,375,000	1,375,000
Series 2001 C, 5.5% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (c)	2,500,000	2,687,800
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	8,500,000	7,080,925
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	1,770,857
Series 2007 A, 5% 1/1/21	5,000,000	4,885,450
Series 2007 B, 5% 1/1/18 (FGIC Insured)	2,000,000	1,985,700
Series 2008 A, 5% 1/1/14 (b)	3,000,000	2,950,590
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) Series 2001, 5.125% 7/1/21	1,250,000	1,274,063
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Gen. Oblig. (Sports Arena Proj.) Series 1996, 5.125% 10/1/20	$ 2,565,000	$ 2,564,974
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2002 B, 5% 5/15/09 (MBIA Insured)	3,180,000	3,217,238
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	3,947,162
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	3,495,065
Minneapolis Spl. School District #1:
Series 2005 A, 5% 2/1/17 (FSA Insured)	2,000,000	2,143,000
5% 2/1/15 (MBIA Insured)	1,020,000	1,080,914
Minneapolis Spl. School District #1 Ctfs. of Prtn. 5.5% 2/1/21 (MBIA Insured) (Pre-Refunded to 2/1/09 @ 100) (c)	1,305,000	1,308,550
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	90,000	83,219
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,505,854
5% 11/1/15	10,000,000	11,145,000
5% 8/1/16	3,500,000	3,735,200
5% 8/1/18	10,775,000	11,447,136
5% 6/1/21	8,585,000	9,023,350
5% 11/1/24	9,155,000	9,353,572
5% 11/1/26	4,270,000	4,347,159
5.25% 8/1/13 (Pre-Refunded to 8/1/09 @ 100) (c)	545,000	558,592
5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (c)	2,150,000	2,278,807
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.) Series 5B, 5.95% 10/1/19	600,000	522,558
(Macalester College Proj.) Series 6P:
5% 3/1/21	2,315,000	2,402,739
5% 3/1/22	2,535,000	2,594,471
(Saint Olaf College Proj.) Series 6O, 5% 10/1/15	1,000,000	1,068,830
(Univ. of Saint Thomas Proj.) Series 6I, 5% 4/1/23	1,000,000	956,400
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	8,272,719
Series 2007, 5.25% 10/1/22	1,000,000	957,030
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,263,311
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	611,736
5.6% 6/1/15	615,000	636,267
5.65% 6/1/16	625,000	645,300
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Retirement Sys. Bldg. Rev.: - continued
5.7% 6/1/17	$ 900,000	$ 926,964
5.75% 6/1/18	975,000	1,001,774
5.75% 6/1/19	1,050,000	1,075,358
5.8% 6/1/20	1,000,000	1,020,980
5.875% 6/1/22	2,425,000	2,471,051
Minnesota State Colleges & Univs. Board of Trustees Rev. Series 2005 A, 5% 10/1/18 (MBIA Insured)	1,465,000	1,573,937
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (c)	3,000,000	3,179,700
North Saint Paul-Maplewood-Oakdale Independent School District 622:
Series 2006 B, 5% 2/1/17 (FSA Insured)	1,525,000	1,697,035
Series B, 5% 8/1/17 (FSA Insured)	1,575,000	1,751,495
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. Series 2004, 5% 1/1/13	1,000,000	1,072,670
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 1997:
5.25% 1/1/13 (FSA Insured)	1,000,000	1,020,190
5.375% 1/1/14 (FSA Insured)	8,400,000	8,569,344
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,168,870
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	638,250
5.5% 11/1/16	1,025,000	822,050
Osseo Independent School District #279:
(School Bldg. Proj.) Series 2000 A, 5.25% 2/1/21 (Pre-Refunded to 8/1/10 @ 100) (c)	2,065,000	2,158,008
Series 2001 B, 5% 2/1/13	2,000,000	2,051,340
Series A, 5.25% 2/1/14 (FSA Insured)	2,100,000	2,257,332
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003:
5% 1/1/11 (AMBAC Insured)	720,000	759,686
5% 1/1/13 (AMBAC Insured)	800,000	873,840
5% 1/1/15 (AMBAC Insured)	715,000	767,510
Prior Lake Independent School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured) (Pre-Refunded to 2/1/10 @ 100) (c)	900,000	930,141
Ramsey County Gen. Oblig. Series 2003 A, 5% 2/1/18	1,530,000	1,620,469
Robbinsdale Independent School District #281 Series 2002:
5% 2/1/16 (FSA Insured)	2,410,000	2,545,924
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Robbinsdale Independent School District #281 Series 2002: - continued
5% 2/1/16 (Pre-Refunded to 2/1/12 @ 100) (c)	$ 1,015,000	$ 1,084,233
5% 2/1/17 (FSA Insured)	2,535,000	2,659,773
5% 2/1/18 (FSA Insured)	2,520,000	2,626,798
Rochester Elec. Util. Rev. Series 2007 C:
4.5% 12/1/23 (MBIA Insured)	1,010,000	983,205
5% 12/1/30	2,000,000	1,922,680
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	1,580,020
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I, 5.9% 11/15/09	1,000,000	1,039,120
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series 2001 A, 5% 2/1/15 (FSA Insured)	400,000	416,908
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A:
5.75% 5/1/26 (FSA Insured)	7,020,000	6,898,554
5.875% 5/1/30 (FSA Insured)	4,000,000	3,879,120
6.25% 5/1/20 (FSA Insured)	2,760,000	2,827,730
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	871,820
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2003 B, 5.5% 7/1/25 (Pre-Refunded to 7/1/14 @ 100) (c)	2,000,000	2,258,740
Series 2008 C, 5.75% 7/1/30	3,355,000	2,805,082
Saint Michael Independent School District #885 Series 2002, 5% 2/1/27 (Pre-Refunded to 2/1/12 @ 100) (c)	5,500,000	5,875,155
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/16	345,000	272,329
5.25% 5/15/17	325,000	253,299
5.25% 5/15/36	1,000,000	575,480
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	778,025
Series 2007 A, 5% 11/15/16 (MBIA Insured)	2,000,000	1,935,960
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (c)	1,060,000	1,095,499
Series 2001 C, 5% 2/1/21	1,000,000	1,024,810
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Independent School District #625: - continued
Series 2002 A:
5% 2/1/17 (FSA Insured)	$ 220,000	$ 233,268
5% 2/1/18 (FSA Insured)	395,000	415,291
Series 2004 B, 5% 2/1/17 (FSA Insured)	1,300,000	1,413,178
Series 2004 C, 5% 2/1/16 (FSA Insured)	1,025,000	1,128,402
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,434,465
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	1,207,220
(Regions Hosp. Package Proj.):
Series 1:
5% 8/1/12	410,000	364,269
5% 8/1/15	480,000	383,213
Series 2007-1:
5% 8/1/13	430,000	368,841
5% 8/1/14	455,000	376,599
5% 8/1/16	500,000	384,505
Series 2003 11, 5.25% 12/1/20	3,000,000	3,143,550
Series 2003 12:
5.125% 12/1/27	5,000,000	5,028,800
5.25% 12/1/18	3,685,000	3,945,640
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	1,459,282
South Washington County Independent School District #833 Series 2000 A:
5.4% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (c)	3,925,000	4,052,327
5.5% 2/1/19 (Pre-Refunded to 2/1/10 @ 100) (c)	1,000,000	1,033,490
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (MBIA Insured)	5,210,000	3,383,426
0% 1/1/21 (MBIA Insured)	14,670,000	8,211,679
Series 2002 A:
5% 1/1/12 (AMBAC Insured)	2,660,000	2,787,574
5.25% 1/1/15 (AMBAC Insured)	1,000,000	1,070,900
5.25% 1/1/17	2,000,000	2,125,880
Series A, 5.25% 1/1/16 (AMBAC Insured)	4,450,000	4,752,556
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Spring Lake Park Independent School District #16:
Series 2004 B:
5% 2/1/15 (MBIA Insured)	$ 2,085,000	$ 2,241,938
5% 2/1/16 (MBIA Insured)	2,230,000	2,381,083
5% 2/1/17 (MBIA Insured)	2,400,000	2,540,064
Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,028,280
Suburban Hennepin Reg'l. Park District Series 2001, 5% 2/1/12	1,000,000	1,001,870
Univ. of Minnesota Spl. Purp. Rev. (State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	6,926,106
5% 8/1/29	4,000,000	3,954,280
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	283,395
Washington County Gen. Oblig. 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (c)	1,450,000	1,498,561
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured)	1,495,000	1,542,212
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,100,565
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity) (c)	1,120,000	1,252,026
Series 2003 A, 5% 1/1/30 (MBIA Insured)	3,000,000	2,760,330
Series 2006 A, 5% 1/1/16 (FSA Insured)	1,000,000	1,119,850
		353,772,331
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	995,780
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	959,430
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	600,000	540,762
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	3,000,000	285,240
		2,781,212
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	$ 1,300,000	$ 782,249
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007 A, 5% 7/1/25	1,250,000	974,913
		1,757,162
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $370,846,170)	359,864,148
NET OTHER ASSETS - 3.3%	12,411,782
NET ASSETS - 100%	$ 372,275,930
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 359,864,148	$ -	$ 359,864,148	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (unaudited)
General Obligations	39.9%
Electric Utilities	15.4%
Escrowed/Pre-Refunded	15.2%
Health Care	12.6%
Transportation	5.7%
Others* (individually less than 5%)	11.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $370,846,170)		$ 359,864,148
Cash		7,465,717
Receivable for fund shares sold		156,172
Interest receivable		5,764,782
Prepaid expenses		3,715
Other receivables		3,222
Total assets		373,257,756

Liabilities
Payable for fund shares redeemed	$ 404,029
Distributions payable	327,566
Accrued management fee	112,550
Transfer agent fee payable	69,769
Other affiliated payables	23,859
Other payables and accrued expenses	44,053
Total liabilities		981,826

Net Assets		$ 372,275,930
Net Assets consist of:
Paid in capital		$ 383,252,452
Undistributed net investment income		72,741
Accumulated undistributed net realized gain (loss) on investments		(67,241)
Net unrealized appreciation (depreciation) on investments		(10,982,022)
Net Assets, for 34,660,796 shares outstanding		$ 372,275,930
Net Asset Value, offering price and redemption price per share ($372,275,930 ÷ 34,660,796 shares)		$ 10.74

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2008

Investment Income
Interest		$ 16,195,859

Expenses
Management fee	$ 1,355,833
Transfer agent fees	276,842
Accounting fees and expenses	95,756
Custodian fees and expenses	5,515
Independent trustees' compensation	1,522
Registration fees	42,838
Audit	47,669
Legal	7,629
Miscellaneous	1,564
Total expenses before reductions	1,835,168
Expense reductions	(93,616)	1,741,552
Net investment income		14,454,307
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		81,569
Change in net unrealized appreciation (depreciation) on investment securities		(16,167,512)
Net gain (loss)		(16,085,943)
Net increase (decrease) in net assets resulting from operations		$ (1,631,636)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 14,454,307	$ 13,482,314
Net realized gain (loss)	81,569	2,199,967
Change in net unrealized appreciation (depreciation)	(16,167,512)	(4,844,039)
Net increase (decrease) in net assets resulting from operations	(1,631,636)	10,838,242
Distributions to shareholders from net investment income	(14,450,559)	(13,466,081)
Distributions to shareholders from net realized gain	(630,935)	(1,552,055)
Total distributions	(15,081,494)	(15,018,136)
Share transactions Proceeds from sales of shares	96,453,863	62,036,921
Reinvestment of distributions	10,962,166	10,831,672
Cost of shares redeemed	(68,316,075)	(54,759,035)
Net increase (decrease) in net assets resulting from share transactions	39,099,954	18,109,558
Redemption fees	2,985	1,002
Total increase (decrease) in net assets	22,389,809	13,930,666

Net Assets
Beginning of period	349,886,121	335,955,455
End of period (including undistributed net investment income of $72,741 and undistributed net investment income of $202,045, respectively)	$ 372,275,930	$ 349,886,121
Other Information Shares
Sold	8,782,972	5,515,057
Issued in reinvestment of distributions	999,670	963,195
Redeemed	(6,304,929)	(4,869,940)
Net increase (decrease)	3,477,713	1,608,312

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 11.36	$ 11.42	$ 11.62	$ 11.69
Income from Investment Operations
Net investment income B	.430	.444	.459	.460	.458
Net realized and unrealized gain (loss)	(.460)	(.090)	.004	(.162)	(.012)
Total from investment operations	(.030)	.354	.463	.298	.446
Distributions from net investment income	(.430)	(.444)	(.458)	(.460)	(.459)
Distributions from net realized gain	(.020)	(.050)	(.065)	(.038)	(.057)
Total distributions	(.450)	(.494)	(.523)	(.498)	(.516)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 10.74	$ 11.22	$ 11.36	$ 11.42	$ 11.62
Total Return A	(.28)%	3.19%	4.15%	2.61%	3.92%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.47%	.44%	.47%	.48%	.49%
Net investment income	3.91%	3.95%	4.04%	3.99%	3.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 372,276	$ 349,886	$ 335,955	$ 343,016	$ 355,461
Portfolio turnover rate	9%	11%	15%	15%	12%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non diversified fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, and losses deferred due to futures.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 6,246,724
Unrealized depreciation	(17,270,823)
Net unrealized appreciation (depreciation)	(11,024,099)
Undistributed ordinary income	47,839

Cost for federal income tax purposes	$ 370,888,247

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Tax-exempt Income	$ 14,450,559	$ 13,466,081
Long-term Capital Gains	630,935	1,552,055
Total	$ 15,081,494	$ 15,018,136

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $63,679,146 and $31,081,536, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .07% of average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $716 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $5,469 and $88,147 respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Minnesota Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Minnesota Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Minnesota Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 20, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment:2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2008, $57,717, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 2.75% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MNF-UANN-0209
1.787738.105

Fidelity®
Municipal Income
Fund

Annual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity® Municipal Income Fund	-4.61%	2.27%	4.17%

$10,000 Over 10 Years

Let's say, hypothetically, that $10,000 was invested in Fidelity® Municipal Income Fund on December 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Municipal Income Fund

Municipal bonds suffered losses during 2008, hurt by a persistent and deepening risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bonds - most rated AAA at the time - came under pressure shortly thereafter in response to investor concerns about the financial strength of bond insurers. All major municipal bond insurers suffered from their exposure to securities backed by subprime mortgages. Supply pressures also weighed on the markets, as issuers scrambled to refinance their debt as the auction-rate securities market - a major source of funding for muni issuers - broke down. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the selling by leveraged investors to cover losses and meet investor redemptions. But in December, munis started to gain strength as investors gravitated toward their attractive valuations. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - declined 2.47%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 5.24%.

For the year ending December 31, 2008, the fund returned -4.61%, and the Barclays Capital 3 Plus Year Municipal Bond Index - which tracks the types of securities in which the fund invests - fell 3.48%. The fund's underperformance stemmed partly from its significant underweighting in prerefunded and escrowed bonds, which are backed by U.S. government securities. They were among the market's best performers due to strong demand for very high-quality securities. Yield-curve positioning - which refers to how I allocated the fund's investments across bonds of various maturities - worked against us as well. Specifically, a later period move toward longer-term securities cost the fund some ground because they underperformed intermediate-term securities, in which we had become somewhat underweighted. The fund's relative performance was bolstered by an underweighting in bonds that trade at par - or face value - as well as those that trade just below par. Many of these securities came under pressure because they became subject to unfavorable tax treatment during the period.

Note to shareholders: Jamie Pagliocco will become Co-Portfolio Manager of Fidelity Municipal Income Fund on February 1, 2009.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Actual	.47%	$ 1,000.00	$ 957.20	$ 2.31
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.77	$ 2.39

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
New York	13.1	12.9
California	12.1	14.4
Illinois	12.1	11.2
Texas	10.6	11.7
Florida	8.0	7.7
Top Five Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.8	40.9
Transportation	10.6	9.8
Water & Sewer	9.9	9.5
Health Care	9.8	8.7
Special Tax	9.8	9.8
Weighted Average Maturity as of December 31, 2008
		6 months ago
Years	13.6	8.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2008
6 months ago
Years	8.1	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
AAA 9.0%	AAA 25.8%
AA,A 73.0%	AA,A 66.0%
BBB 14.1%	BBB 5.7%
BB and Below 0.7%	BB and Below 0.7%
Not Rated 1.3%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 0.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,051
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	2,700	2,636
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,500	3,040
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	2,773
		10,500
Alaska - 0.2%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series 2007 A2, 5% 6/1/12 (f)	1,000	1,002
Series 2007 A3:
5% 6/1/10 (f)	3,500	3,531
5% 6/1/12 (f)	5,000	5,011
		9,544
Arizona - 1.3%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	1,775
Series 2007 B, 3.411% 1/1/37 (c)	3,000	1,200
Series 2008 D:
5.5% 1/1/38	12,000	9,987
6% 1/1/27	2,600	2,441
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21	2,545	2,607
5.25% 9/1/22	1,000	1,018
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series 1999 A1, 5.9% 5/1/24 (f)	2,000	1,817
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2005, 4.375%, tender 12/1/10 (c)(f)	5,500	5,282
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,675
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,593
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity) (g)	2,000	2,467
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	$ 4,800	$ 4,355
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	12,000	8,405
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2002, 5.5% 7/1/20 (FGIC Insured)	1,500	1,572
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	2,612
5.5% 12/1/29	7,900	5,610
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,455	2,560
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,000	1,061
5% 6/1/31 (AMBAC Insured)	2,025	1,923
		59,960
Arkansas - 0.0%
North Little Rock Elec. Rev. Series 1992 A, 6.5% 7/1/10 (MBIA Insured)	1,680	1,745
California - 12.1%
ABC Unified School District Series 1997 C, 0% 8/1/28 (FGIC Insured)	3,925	1,085
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,249
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.5% 5/1/15	8,200	8,753
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (MBIA Insured)	2,140	1,506
0% 10/1/17 (MBIA Insured)	2,050	1,346
0% 10/1/18 (MBIA Insured)	1,675	1,027
0% 10/1/22 (MBIA Insured)	5,000	2,211
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	214
5% 8/1/19	31,310	31,640
5% 8/1/20	10,150	10,071
5% 11/1/24	1,600	1,502
5% 3/1/26	5,100	4,701
5% 6/1/27 (AMBAC Insured)	4,100	3,735
5% 9/1/27	10,500	9,559
5% 2/1/31 (MBIA Insured)	4,500	3,934
5% 9/1/31	22,500	19,645
5% 12/1/31 (MBIA Insured)	5,595	4,895
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 9/1/32	$ 24,995	$ 21,653
5% 8/1/33	9,725	8,385
5% 9/1/33	19,650	16,939
5% 8/1/35	17,750	15,201
5% 9/1/35	15,700	13,443
5.125% 11/1/24	4,300	4,131
5.125% 2/1/26	2,500	2,344
5.25% 2/1/16	4,300	4,491
5.25% 2/1/19	5,620	5,713
5.25% 2/1/20	2,000	2,013
5.25% 2/1/24	4,000	3,898
5.25% 2/1/27 (MBIA Insured)	3,700	3,492
5.25% 2/1/28	4,800	4,482
5.25% 11/1/28	4,485	4,189
5.25% 2/1/33	16,300	14,745
5.25% 12/1/33	160	145
5.25% 3/1/38	5,100	4,556
5.5% 8/1/27	14,700	14,382
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	9,543
5.5% 4/1/30	5	5
5.5% 11/1/33	39,350	37,358
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,150	2,897
Series 2008 L, 5.125% 7/1/22	4,850	4,421
(Cedars-Sinai Med. Ctr. Proj.) Series 2005:
5% 11/15/09	400	410
5% 11/15/13	1,000	1,026
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	147	88
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2005 A1, 4.7%, tender 4/1/12 (c)(f)	1,000	870
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	11,889
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,228
5% 3/1/22	1,695	1,528
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	$ 4,265	$ 4,267
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,419
Series 2005 H:
5% 6/1/16	6,000	6,042
5% 6/1/17	5,000	4,983
5% 6/1/18	10,300	10,133
Series 2005 J, 5% 1/1/17	6,000	5,980
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,509
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	700	655
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,500	3,420
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	4,373
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (MBIA Insured)	9,400	8,157
Encinitas Union School District:
Series 1996, 0% 8/1/21 (MBIA Insured)	2,810	1,381
0% 8/1/20 (MBIA Insured)	3,500	1,862
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (MBIA Insured)	5,070	3,380
Series 1999:
0% 1/15/27 (a)	2,500	1,795
5% 1/15/16 (MBIA Insured)	2,800	2,780
5.75% 1/15/40	6,300	4,546
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	30,195	19,888
5% 6/1/45	5,345	3,573
Series 2007 A1, 5% 6/1/33	3,005	1,689
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	960
5% 9/1/19 (AMBAC Insured)	2,545	2,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2005 A1, 5% 7/1/35	$ 4,000	$ 3,604
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	5,000	4,578
5.125% 7/1/41 (MBIA Insured)	9,985	9,307
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (g)	1,750	1,881
Monrovia Unified School District Series B, 0% 8/1/29 (FGIC Insured)	4,525	1,155
Monterey County Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,365
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	2,669
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	2,795	2,480
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,425	2,425
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (MBIA Insured)	7,000	6,988
Series C, 5% 11/1/18 (MBIA Insured)	6,650	6,875
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,000	4,488
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (MBIA Insured)	2,700	2,456
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (MBIA Insured)	3,495	3,601
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (FGIC Insured)	5,430	1,890
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	8,324
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	42,880
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,056
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,037
Series B, 0% 9/1/22 (FGIC Insured)	1,500	703
Univ. of California Revs. (UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,182
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. (UCLA Med. Ctr. Proj.): - continued
Series A:
5.5% 5/15/16 (AMBAC Insured)	$ 1,170	$ 1,237
5.5% 5/15/17 (AMBAC Insured)	1,235	1,295
5.5% 5/15/19 (AMBAC Insured)	1,375	1,417
5.5% 5/15/22 (AMBAC Insured)	370	371
5.5% 5/15/23 (AMBAC Insured)	380	378
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	2,058
5.5% 5/15/17 (AMBAC Insured)	2,545	2,715
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,231
Washington Township Health Care District Rev. Series 2007 A:
5% 7/1/18	1,185	1,094
5% 7/1/27	1,840	1,435
		549,893
Colorado - 1.5%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (MBIA Insured)	2,475	2,660
5.25% 11/1/24 (MBIA Insured)	2,600	2,641
Colorado Health Facilities Auth. Rev.:
(Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	963
5% 9/1/22	1,500	1,221
(Volunteers of America Care Proj.) Series 2007 A, 5.3% 7/1/37	2,600	1,303
Series 2001:
6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	5,040	5,725
6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (g)	2,700	3,076
Colorado Springs Arpt. Rev. Series C:
0% 1/1/09 (MBIA Insured)	1,655	1,655
0% 1/1/10 (MBIA Insured)	1,500	1,453
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (MBIA Insured)	33,385	25,695
Denver City & County Arpt. Rev.:
Series 2001 A, 5.625% 11/15/12 (f)	2,000	2,000
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	3,200	2,755
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	$ 3,005	$ 2,638
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,500	1,617
5.75% 12/15/22 (FGIC Insured)	1,000	1,061
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (MBIA Insured)	3,500	2,357
Series 2000 B, 0% 9/1/20 (MBIA Insured)	12,075	5,210
Northwest Pkwy Pub. Hwy. Auth. Series 2001 A:
5.5% 6/15/15 (Pre-Refunded to 6/15/11 @ 102) (g)	1,000	1,102
5.5% 6/15/19 (Pre-Refunded to 6/15/11 @ 102) (g)	1,000	1,102
		66,234
District Of Columbia - 1.0%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	8,800	7,928
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (MBIA Insured)	12,600	12,879
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,695
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	22,470
		44,972
Florida - 8.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993:
6% 11/15/09 (Escrowed to Maturity) (g)	335	340
6.05% 11/15/16 (Escrowed to Maturity) (g)	6,230	7,082
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (FGIC Insured)	3,300	3,459
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,287
5% 7/1/25 (AMBAC Insured)	3,540	3,302
Broward County Arpt. Sys. Rev. Series 2001 I, 5.75% 10/1/12 (AMBAC Insured) (f)	1,210	1,216
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24	1,000	1,005
5% 1/1/25	1,000	1,003
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.:
Series 2003 A:
5.25% 7/1/16 (MBIA Insured)	$ 6,060	$ 6,361
5.25% 7/1/20 (MBIA Insured)	3,000	3,037
Series 2007 A:
5% 7/1/17 (FGIC Insured)	3,660	3,695
5% 7/1/19 (FGIC Insured)	3,700	3,725
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1:
5.5% 10/1/11 (MBIA Insured)	2,275	2,410
5.5% 10/1/12 (MBIA Insured)	1,460	1,561
5.5% 10/1/13 (MBIA Insured)	1,265	1,346
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	2,765	2,765
Dade County Resource Recovery Facilities Rev. Series 1996, 5.5% 10/1/09 (AMBAC Insured) (f)	5,000	5,003
De Soto County Cap. Impt. Rev.:
Series 2002, 5.25% 10/1/21 (MBIA Insured)	1,640	1,677
5.25% 10/1/22 (MBIA Insured)	1,725	1,748
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000	976
5.25% 1/1/36 (FGIC Insured)	1,310	1,197
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	6,284
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (FGIC Insured)	3,050	3,410
Florida Board of Ed.:
Series 2000 B, 5.5% 6/1/15 (FGIC Insured)	3,655	3,952
Series 2001 F, 5% 6/1/32	5,040	4,806
Series 2003 B, 5% 6/1/33	6,950	6,611
Series 2003 J, 5% 6/1/31	2,500	2,399
Series 2006 A, 5% 6/1/32	1,100	1,049
Series B, 5.5% 6/1/16 (FGIC Insured)	2,825	3,035
Florida Board of Ed. Lottery Rev. Series 2002 A, 5.375% 7/1/17 (FGIC Insured)	1,000	1,034
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2004 A, 5% 6/1/31	1,240	1,181
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,168
5% 10/1/17	2,130	2,249
Florida Dept. of Envir. Protection Rev. Series 2002 A, 5.375% 7/1/17 (MBIA Insured)	6,000	6,300
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	$ 3,360	$ 3,608
5% 7/1/18	3,320	3,526
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33	5,295	5,037
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	2,048
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,080
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	3,400	1,733
5.25% 6/1/19	2,375	1,671
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	4,900	4,433
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	21,245	19,973
Series 2005 A:
5% 11/15/15	1,000	989
5% 11/15/17	1,200	1,148
5% 11/15/22	1,000	869
Series 2006 G:
5% 11/15/16	1,020	991
5% 11/15/16 (Escrowed to Maturity) (g)	30	34
5.125% 11/15/18	965	918
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (g)	35	40
Series B:
5% 11/15/15	875	865
5% 11/15/15 (Escrowed to Maturity) (g)	125	142
5% 11/15/16	1,040	1,011
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (g)	150	170
Series G:
5% 11/15/14	1,285	1,286
5% 11/15/14 (Escrowed to Maturity) (g)	45	51
5% 11/15/15	965	954
5% 11/15/15 (Escrowed to Maturity) (g)	35	40
5.125% 11/15/17	2,750	2,661
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100) (g)	95	109
5.125% 11/15/19	1,930	1,802
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series G:
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100) (g)	$ 70	$ 80
Series 2005 B:
5% 11/15/30	3,565	2,973
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (g)	485	550
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	1,801
5% 7/1/18	2,125	1,946
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	4,500	4,616
5.1% 10/1/13	3,005	2,880
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870	5,072
Series C, 5.5% 11/15/36 (MBIA Insured)	12,250	10,584
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (g)	1,625	1,764
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	17,151
Jacksonville Sales Tax Rev. Series 2003, 5.25% 10/1/19 (MBIA Insured)	1,500	1,535
Lakeland Energy Sys. Rev. Series 2001 B, 5.5% 10/1/14 (MBIA Insured)	1,000	1,053
Marco Island Util. Sys. Rev. 5% 10/1/33 (MBIA Insured)	5,025	4,434
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	1,265	1,319
Melbourne Arpt. Rev.:
6.75% 10/1/09 (MBIA Insured) (f)	350	358
6.75% 10/1/10 (MBIA Insured) (f)	170	179
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (FGIC Insured)	5,000	4,605
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545	1,480
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010	1,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami Beach Stormwater Rev. 5.375% 9/1/30 (FGIC Insured)	$ 1,000	$ 990
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,019
Miami Health Facilities Auth. Sys. Rev.:
(Catholic Health East Proj.) Series B, 5.125% 11/15/24	3,000	2,504
Series C, 5.125% 11/15/24	1,450	1,210
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series 2004 B, 5% 10/1/37	12,005	9,551
Miami-Dade County Expressway Auth. Series B, 5.25% 7/1/25 (FGIC Insured)	5,000	4,967
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35	4,565	4,100
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B:
5%, tender 5/1/11 (MBIA Insured) (c)	10,600	10,879
5.5%, tender 5/1/11 (MBIA Insured) (c)	5,400	5,622
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,707
5% 8/1/18 (AMBAC Insured)	4,000	4,195
5% 8/1/20 (AMBAC Insured)	2,500	2,526
5% 8/1/21 (AMBAC Insured)	5,095	5,099
5% 8/1/22 (AMBAC Insured)	3,325	3,226
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (FGIC Insured)	1,000	995
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series A, 4.2%, tender 7/1/09 (c)(f)	2,250	2,232
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,286
5.25% 12/1/37 (AMBAC Insured)	1,365	1,280
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (MBIA Insured)	4,500	4,726
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25	2,800	2,707
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,275	1,968
5% 8/1/16 (MBIA Insured)	2,940	3,150
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000	1,033
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (FGIC Insured)	$ 1,190	$ 1,235
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025	2,082
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	3,590
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	2,966
5% 10/1/35 (FSA Insured)	5,000	4,732
Plant City Util. Sys. Rev. 6% 10/1/15 (MBIA Insured)	2,200	2,496
Polk County Pub. Facilities Rev. 5% 12/1/33 (MBIA Insured)	2,000	1,756
Port Orange Gen. Oblig. 5% 4/1/29 (MBIA Insured)	2,015	1,895
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (MBIA Insured)	3,700	3,746
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (MBIA Insured)	1,645	1,765
Series A, 5% 7/1/20 (MBIA Insured)	1,745	1,781
St. Johns County School Board 5.25% 7/1/16 (MBIA Insured)	1,400	1,456
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985	1,208
Tallahassee Energy Sys. Rev. 5% 10/1/35 (MBIA Insured)	3,065	2,790
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (MBIA Insured)	1,045	1,084
Tampa Sales Tax Rev. Series 2001 A:
5.375% 10/1/15 (AMBAC Insured)	2,150	2,273
5.375% 10/1/18 (AMBAC Insured)	2,465	2,560
5.375% 10/1/19 (AMBAC Insured)	2,650	2,743
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (FGIC Insured)	1,805	1,688
5% 10/1/35 (FGIC Insured)	3,275	2,314
5.25% 10/1/34 (FGIC Insured)	2,000	1,480
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,833
5.25% 7/1/16 (AMBAC Insured)	2,830	3,025
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	1,000	1,029
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260	1,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	$ 1,865	$ 2,008
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000	1,036
		364,084
Georgia - 2.7%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (MBIA Insured) (c)	5,000	5,060
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	1,748
Atlanta Wtr. & Wastewtr. Rev. Series 2004:
5% 11/1/37	36,395	30,910
5% 11/1/43	57,750	48,505
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	11,289
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	140	155
Houston County Hosp. Auth. Rev. (Houston Healthcare Proj.) 5.25% 10/1/19	1,450	1,303
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5.25% 9/15/19	8,120	6,400
5.25% 9/15/20	2,500	1,934
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity) (g)	5,615	3,166
Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	2,600	1,466
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	17,000	9,586
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,407
		122,929
Guam - 0.0%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5.875% 7/1/35	605	439
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,694
Series 2000 B, 8% 7/1/11 (FGIC Insured) (f)	9,250	9,925
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (MBIA Insured) (f)	$ 1,690	$ 1,746
5% 7/1/13 (MBIA Insured) (f)	1,000	1,033
5% 7/1/14 (MBIA Insured) (f)	1,140	1,173
5% 7/1/15 (MBIA Insured) (f)	1,430	1,460
5.25% 7/1/18 (MBIA Insured) (f)	3,205	3,221
		21,252
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,340	4,150
6.75% 11/1/37	4,300	4,107
		8,257
Illinois - 12.1%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	966
0% 1/1/22 (FGIC Insured)	1,950	954
Chicago Board of Ed. Series 1999 A, 0% 12/1/16 (FGIC Insured)	3,200	2,224
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	14,250
0% 1/1/15 (FGIC Insured)	20,000	15,965
(Neighborhoods Alive 21 Prog.):
5% 1/1/28 (AMBAC Insured)	2,000	1,945
5% 1/1/33 (AMBAC Insured)	3,510	3,274
Series 2000 D, 5.5% 1/1/35	15,000	15,019
Series 2001 A, 5.25% 1/1/33 (MBIA Insured)	2,150	2,054
Series 2003 A, 5.25% 1/1/22 (MBIA Insured)	740	756
Series 2003 C, 5% 1/1/35 (MBIA Insured)	1,445	1,227
Series 2004 A:
5% 1/1/34 (FSA Insured)	12,510	10,778
5.25% 1/1/29 (FSA Insured)	435	407
Series A:
5% 1/1/42 (AMBAC Insured)	465	425
5.5% 1/1/38 (MBIA Insured)	5,620	5,548
Series C:
5.5% 1/1/40	5,520	5,524
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series C:
5.7% 1/1/30 (FGIC Insured)	$ 5,760	$ 5,816
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (MBIA Insured) (f)	2,910	2,913
5.25% 1/1/14 (MBIA Insured) (f)	3,060	3,060
6% 1/1/10 (MBIA Insured) (f)	2,435	2,439
6.125% 1/1/11 (MBIA Insured) (f)	2,580	2,584
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,475
5.25% 1/1/19 (AMBAC Insured)	1,780	1,873
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (f)	10,000	10,082
Series 2001 B, 5.75% 1/1/30 (AMBAC Insured)	13,420	12,398
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,039
Series A:
5.5% 1/1/16 (AMBAC Insured) (f)	10,770	10,629
6.25% 1/1/09 (AMBAC Insured) (f)	6,040	6,040
Chicago Park District Series A:
5.25% 1/1/18 (FGIC Insured)	4,690	4,984
5.25% 1/1/19	3,000	3,156
5.25% 1/1/20	2,195	2,288
5.5% 1/1/19 (FGIC Insured)	475	486
5.5% 1/1/20 (FGIC Insured)	490	500
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 1/1/27 @ 100) (g)	11,670	12,069
5.5% 1/1/17 (Escrowed to Maturity) (g)	1,135	1,200
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/20 (AMBAC Insured)	7,000	7,022
5% 6/1/21	2,600	2,567
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	5,480
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,010	3,053
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	8,400	8,426
Series 2004 B, 5.25% 11/15/26 (MBIA Insured)	2,700	2,736
Series B:
5% 11/15/19 (MBIA Insured)	2,600	2,758
5.25% 11/15/28 (MBIA Insured)	1,400	1,408
DuPage County Forest Preserve District Rev. 0% 11/1/17	6,665	4,664
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	185	197
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Evanston Gen. Oblig. Series C: - continued
5.25% 1/1/22	$ 380	$ 391
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,520
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25	5,000	5,021
5.5% 5/1/23	3,000	3,091
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	1,977
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	2,874
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	2,978
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,707
5.5% 9/1/19	4,405	4,646
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	755	743
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	3,860	3,797
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	4,300	4,159
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	7,000	5,336
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	10,600	8,786
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	1,537
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	1,000	748
6% 2/1/28 (AMBAC Insured)	1,000	876
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,029
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	7,737
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,500	10,520
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	2,260	2,412
5.25% 12/1/20	2,000	2,074
5.375% 7/1/15 (MBIA Insured)	3,700	3,974
5.5% 4/1/16 (FSA Insured)	1,300	1,392
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
First Series:
5.5% 8/1/16 (MBIA Insured)	$ 13,000	$ 13,973
5.5% 8/1/17 (MBIA Insured)	7,500	8,041
5.5% 2/1/18 (FGIC Insured)	1,000	1,054
5.5% 8/1/18 (MBIA Insured)	5,000	5,340
5.75% 12/1/18 (MBIA Insured)	1,200	1,241
Series 2000:
5.5% 4/1/17	7,065	7,284
5.6% 4/1/21	7,500	7,654
Series 2006, 5.5% 1/1/31	3,000	3,166
5.7% 4/1/16	7,350	7,615
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30 (Pre-Refunded to 5/15/10 @ 101) (g)	9,000	9,662
7% 5/15/22 (Pre-Refunded to 5/15/10 @ 101) (g)	5,000	5,401
(Delnor Hosp. Proj.) Series D, 5.25% 5/15/32 (FSA Insured)	3,000	2,662
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,096
6% 7/1/33	3,775	3,191
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,334
7% 4/1/14	1,500	1,714
(Swedish American Hosp. Proj.) 6.875% 11/15/30 (Pre-Refunded to 5/15/10 @ 101) (g)	6,945	7,401
6.75% 2/15/15 (Escrowed to Maturity) (g)	1,000	1,064
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35	5,000	4,304
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,710
Illinois Sales Tax Rev. First Series, 6% 6/15/20	4,600	4,705
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,056
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	2,531
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	8,924
0% 12/1/21	5,000	2,565
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (FGIC Insured)	7,240	4,435
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Forest Preservation District Series 2007 A, 1.687% 12/15/13 (c)	$ 2,050	$ 1,846
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,041
5.625% 3/1/21 (AMBAC Insured)	2,505	2,651
5.75% 3/1/19 (AMBAC Insured)	2,240	2,426
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2003, 0% 1/1/19 (FGIC Insured)	3,000	1,785
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	26,420	26,439
Series 2002 B, 0% 6/15/20 (MBIA Insured) (a)	2,000	1,769
Series A:
0% 6/15/15 (FGIC Insured)	15,000	11,644
0% 6/15/19 (FGIC Insured)	3,305	2,006
0% 6/15/19 (MBIA Insured)	2,935	1,790
0% 6/15/20 (FGIC Insured)	3,610	2,020
5% 12/15/28 (MBIA Insured)	2,000	1,908
5.25% 12/15/10 (AMBAC Insured)	12,950	12,958
6.65% 6/15/12 (FGIC Insured)	250	250
Series 1996 A, 0% 6/15/24	3,060	1,287
Series 2002:
0% 6/15/13 (Escrowed to Maturity) (g)	4,155	3,706
0% 6/15/13 (FGIC Insured)	5,575	4,781
Series A, 0% 12/15/19 (MBIA Insured)	2,115	1,244
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	1,000	1,048
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,135
Series 2007, 5% 11/15/14	1,000	975
5% 11/15/18	1,000	905
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38	15,100	13,977
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (MBIA Insured)	16,270	11,544
0% 4/1/20 (MBIA Insured)	8,000	4,669
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.): - continued
Series 1999 A, 0% 4/1/21 (MBIA Insured)	$ 4,965	$ 2,684
Will County Cmnty. Unit School District #365 0% 11/1/17 (FSA Insured)	3,200	2,045
		548,639
Indiana - 2.5%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	3,018
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,564
5.25% 7/15/25 (FSA Insured)	1,720	1,722
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (MBIA Insured)	7,480	3,770
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (MBIA Insured)	1,365	1,321
5.25% 7/15/17 (MBIA Insured)	1,885	2,011
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,572
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	25,900	28,288
Indiana Bond Bank Series B:
5% 2/1/19 (MBIA Insured)	1,940	2,005
5% 2/1/20 (MBIA Insured)	1,635	1,674
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (f)	7,350	5,136
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (c)(f)	3,000	2,223
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	7,815	6,635
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,002
5% 2/15/15	1,500	1,388
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	2,500	2,871
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A1, 5%, tender 5/1/13 (c)	3,000	3,081
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32	2,500	2,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	$ 6,470	$ 4,833
0% 6/1/18 (AMBAC Insured)	1,700	1,120
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (f)	1,525	1,461
5% 1/1/17 (AMBAC Insured) (f)	1,700	1,585
5.25% 1/1/14 (AMBAC Insured) (f)	2,675	2,666
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (MBIA Insured)	4,000	4,048
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
Series 1994, 5.9% 12/1/24 (f)	10,000	7,521
Series 1995 C, 5.95% 12/1/29 (f)	2,000	1,408
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	4,400	4,588
Southmont School Bldg. Corp. Series 2004, 5% 7/15/15 (FGIC Insured)	2,000	2,109
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.) Series 2007:
5.7% 9/1/37	2,000	1,189
5.75% 9/1/42	1,000	584
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (MBIA Insured)	5,560	5,599
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	1,500	1,567
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	1,986
		113,773
Iowa - 0.3%
Iowa Fin. Auth. Hosp. Facilities Rev. Series 2000:
6.75% 2/15/13 (Pre-Refunded to 2/15/10 @ 101) (g)	1,000	1,067
6.75% 2/15/15 (Pre-Refunded to 2/15/10 @ 101) (g)	1,000	1,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Hosp. Facilities Rev. Series 2000: - continued
6.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 101) (g)	$ 1,000	$ 1,067
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (g)	10,000	10,669
		13,870
Kansas - 0.3%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,594
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	4,400	4,304
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,285
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,141
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,271
		12,595
Kentucky - 0.7%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	4,828
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	7,400	6,479
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37	15,750	14,121
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (f)	1,545	1,560
5.5% 7/1/10 (FSA Insured) (f)	3,800	3,889
		30,877
Louisiana - 1.4%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,099
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007:
5% 7/1/20 (CIFG North America Insured)	1,000	779
5% 7/1/21 (CIFG North America Insured)	1,000	760
(Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (FGIC Insured)	1,000	1,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
(Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	$ 1,900	$ 1,745
5.5% 6/1/41 (FGIC Insured)	15,500	14,241
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	6,279
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (f)	1,420	1,311
Series 2007 B2, 5% 1/1/16 (FSA Insured) (f)	1,000	928
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (MBIA Insured)	4,690	3,901
5.25% 12/1/24 (MBIA Insured)	3,450	3,105
0% 9/1/09 (AMBAC Insured)	16,500	16,225
0% 9/1/11 (AMBAC Insured)	3,080	2,850
0% 9/1/13 (AMBAC Insured)	3,350	2,858
0% 9/1/14 (AMBAC Insured)	3,165	2,578
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	623
		62,308
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	3,000	2,939
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	8,760	8,508
		11,447
Maryland - 0.4%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	5,735	3,289
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,016
5% 6/1/16 (CIFG North America Insured)	1,000	974
5% 6/1/19 (CIFG North America Insured)	1,500	1,342
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (g)	1,605	1,749
5.75% 7/1/13 (Escrowed to Maturity) (g)	995	1,084
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,571
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	2,044
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	$ 5,000	$ 3,525
6% 1/1/43	1,500	967
		18,561
Massachusetts - 4.8%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	3,800	4,308
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.25% 7/1/30	580	581
Massachusetts Edl. Fing. Auth. Rev. Series 1999 AE, 4.9% 7/1/13 (AMBAC Insured) (f)	1,870	1,805
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	5,000	5,301
Massachusetts Gen. Oblig.:
Series 2007 A, 2.709% 5/1/37 (c)	7,000	3,772
Series 2007 C:
5% 8/1/37	31,200	30,231
5.25% 8/1/22	7,700	8,112
5.25% 8/1/23	3,600	3,764
5.25% 8/1/24	9,000	9,352
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (h)	3,540	3,101
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	1,255	1,343
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	1,890	1,750
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	3,721
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	9,999
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	2,000	1,915
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (g)	3,010	3,060
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (f)	2,000	1,299
5.5% 1/1/14 (AMBAC Insured) (f)	2,540	1,554
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	$ 29,965	$ 30,418
5% 8/15/26	10,000	10,016
5% 8/15/30	30,000	29,225
Series 2007 A:
4.5% 8/15/35	16,000	13,159
5% 8/15/37	10,400	9,884
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	10,806
Sr. Series 1997 A:
5% 1/1/37 (MBIA Insured)	10,000	6,716
5.125% 1/1/23 (MBIA Insured)	7,950	6,923
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (MBIA Insured)	7,585	7,585
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	91
		219,791
Michigan - 2.0%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	8,000	8,006
Series B, 5% 7/1/36	20,700	15,966
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/15 (MBIA Insured)	2,380	2,455
Series A:
5% 7/1/34 (MBIA Insured)	12,000	9,597
5.25% 7/1/16 (MBIA Insured)	1,685	1,733
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	4,931
DeWitt Pub. Schools 5% 5/1/21 (MBIA Insured)	1,650	1,657
Ferris State Univ. Rev. 5% 10/1/20 (MBIA Insured)	3,165	3,225
Fowlerville Cmnty. School District 5.25% 5/1/17 (FGIC Insured)	1,425	1,519
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	3,000	3,026
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,484
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	$ 3,000	$ 2,513
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (g)	4,750	4,750
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (g)	4,000	3,898
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (g)	420	443
(Trinity Health Sys. Proj.):
Series 2000 A, 6% 12/1/27	2,000	1,908
Series 2008 A, 6.5% 12/1/33	4,000	3,908
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	5,000	3,002
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	6,616
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	5,274
6.25% 1/1/09	400	400
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,769
		89,080
Minnesota - 0.9%
Maple Grove Health Care Sys. Rev.:
Series 2007, 5.25% 5/1/28	3,500	2,811
5% 5/1/20	1,000	876
5% 5/1/21	1,500	1,289
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	796
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	3,332
Series 2007 A, 5% 1/1/22	5,000	4,788
Series A:
5% 1/1/10 (f)	2,910	2,976
5% 1/1/12 (f)	2,000	2,001
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	375	347
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A, 5.875% 5/1/30 (FSA Insured)	8,500	8,243
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/18	$ 5,600	$ 5,341
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	4,250	2,446
5.25% 5/15/18	1,650	1,249
5.25% 5/15/23	2,000	1,358
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,831
5.25% 12/1/19	2,850	3,020
		42,704
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	2,465	2,579
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,448
		5,027
Missouri - 0.1%
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	1,689
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (f)	3,500	3,381
		5,070
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (c)	10,755	10,683
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.):
Series 2007 B, 1.9757% 12/1/17 (c)	7,900	4,846
1.7857% 12/1/10 (c)	2,500	2,320
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	1,995
6% 8/15/28	3,500	3,093
6.125% 8/15/31	2,250	1,961
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	4,000	3,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	$ 6,750	$ 6,480
5% 2/1/46	10,000	9,272
		33,053
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (AMBAC Insured) (f)	4,310	4,072
5.375% 7/1/19 (AMBAC Insured) (f)	1,100	997
5.375% 7/1/21 (AMBAC Insured) (f)	1,600	1,396
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (MBIA Insured)	6,285	6,564
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	4,178
0% 7/1/13 (FSA Insured)	4,590	4,002
0% 7/1/14 (FSA Insured)	3,000	2,503
		23,712
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	6,100	6,192
New Jersey - 1.4%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,100	5,643
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	5,570
5.125% 3/1/30	5,000	4,570
5.25% 3/1/21 (MBIA Insured)	2,800	2,904
5.25% 3/1/23	4,500	4,507
5.25% 3/1/25	9,900	9,688
5.25% 3/1/26	11,305	10,956
Series 2005 P, 5.125% 9/1/28	2,445	2,268
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21 (MBIA Insured)	5,000	5,135
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,339
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A: - continued
5.25% 8/1/19 (FGIC Insured)	$ 2,735	$ 2,791
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	5,560	5,002
		62,373
New Mexico - 0.2%
Albuquerque Arpt. Rev. Series 1997:
6.75% 7/1/09 (AMBAC Insured) (f)	1,150	1,169
6.75% 7/1/10 (AMBAC Insured) (f)	1,700	1,766
6.75% 7/1/12 (AMBAC Insured) (f)	1,935	2,036
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,235
		11,206
New York - 13.1%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	1,640
5.25% 11/15/17 (St Peters Hosp. Insured)	1,500	1,228
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/15	7,000	7,518
5.75% 5/1/18 (FSA Insured)	3,460	3,598
5.75% 5/1/21	1,575	1,607
5.75% 5/1/23	1,750	1,768
Series 2004:
5.75% 5/1/16	13,120	14,242
5.75% 5/1/18	14,720	15,624
5.75% 5/1/20 (FSA Insured)	8,000	8,314
5.75% 5/1/21 (FSA Insured)	3,845	3,965
5.75% 5/1/22 (FSA Insured)	1,000	1,023
5.75% 5/1/23 (FSA Insured)	3,000	3,048
5.75% 5/1/24 (FSA Insured)	3,000	3,037
5.75% 5/1/25 (FSA Insured)	3,400	3,428
5.75% 5/1/26	5,200	5,228
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	14,500	10,425
5% 2/15/47	13,100	9,431
Long Island Pwr. Auth. Elec. Sys. Rev. Series A:
5% 12/1/25 (FGIC Insured)	5,000	4,412
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev. Series A: - continued
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	$ 2,600	$ 2,241
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31	3,800	3,821
Series 2002 B, 5.5% 7/1/19 (MBIA Insured)	2,000	2,092
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	420	444
Series 2002 B, 5.75% 8/1/14	2,000	2,145
Series 2003 A, 5.5% 8/1/20	8,000	8,171
Series 2003 J, 5.5% 6/1/19	5,195	5,373
Series 2008 A1, 5.25% 8/15/27	9,940	9,311
Series 2008 D1, 5.125% 12/1/22	5,000	4,905
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (f)	1,060	1,060
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,285
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,825	3,428
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (f)	3,100	3,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	3,300	3,224
Series 2003 E, 5% 6/15/34	11,120	10,494
Series 2005 D:
5% 6/15/37	2,800	2,623
5% 6/15/38	15,600	14,576
5% 6/15/39	3,540	3,304
Series A, 5.125% 6/15/34	13,800	13,483
Series B, 5.125% 6/15/31	4,160	4,044
Series G, 5.125% 6/15/32	2,000	1,932
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	5,050	5,292
6% 11/1/28 (b)	7,775	8,251
Series 2003 B, 5.25% 2/1/29 (b)	13,000	13,426
Series 2003 D, 5% 2/1/31	3,500	3,347
Series 2004 B, 5% 8/1/32	14,715	13,972
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	4,778
Series B, 5.25% 8/1/19	2,000	2,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	$ 6,000	$ 5,848
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/09	2,245	2,245
5.75% 7/1/13	8,750	9,324
Series C, 7.5% 7/1/10 (FGIC Insured)	9,430	9,873
(New York & Presbyterian Hosp. Proj.) 5% 8/15/36 (FSA Insured)	550	474
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/15	3,000	2,334
5% 7/1/16	1,000	748
Series 2007 A, 5% 7/1/14	1,895	1,534
Series 2007 B, 5.25% 7/1/24	2,400	1,464
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (MBIA Insured)	12,400	13,701
5.875% 5/15/17 (FGIC Insured)	6,865	7,667
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (g)	690	880
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	3,000	3,234
New York Local Govt. Assistance Corp. Series 1993 C, 5.5% 4/1/17	22,015	24,402
New York Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	935	936
New York Metropolitan Trans. Auth. Rev. Series 2008 A, 5.25% 11/15/36	26,700	23,363
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	10,687
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	2,688
5.25% 1/1/27	12,500	12,541
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,561
New York Urban Dev. Corp. Rev. Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	14,360	15,022
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (MBIA Insured)	460	547
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (f)	19,765	14,062
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,985	7,579
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 5,645	$ 5,539
5.25% 6/1/22 (AMBAC Insured)	3,850	3,742
5.5% 6/1/14	11,350	11,402
5.5% 6/1/15	37,645	38,144
5.5% 6/1/17	8,100	8,185
5.5% 6/1/18 (MBIA Insured)	2,000	2,041
5.5% 6/1/19	4,050	4,050
Series 2003B 1C:
5.5% 6/1/14	9,900	9,945
5.5% 6/1/15	11,700	11,855
5.5% 6/1/17	11,500	11,620
5.5% 6/1/18	20,000	20,147
5.5% 6/1/19	10,800	10,799
5.5% 6/1/20 (FGIC Insured)	5,050	5,089
5.5% 6/1/22	10,065	9,489
Series C1:
5.5% 6/1/16	4,070	4,141
5.5% 6/1/20	2,700	2,648
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	3,260	3,342
Series 2001 A, 5% 1/1/32 (MBIA Insured)	470	445
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (g)	5,790	6,080
		597,161
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	3,400	3,425
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	10,275	10,417
		13,842
North Carolina - 1.4%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (MBIA Insured)	1,800	1,889
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	2,655	2,648
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,732
5.25% 6/1/18 (AMBAC Insured)	1,620	1,710
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Dare County Ctfs. of Prtn.: - continued
5.25% 6/1/19 (AMBAC Insured)	$ 1,540	$ 1,611
5.25% 6/1/22 (AMBAC Insured)	1,620	1,655
5.25% 6/1/23 (AMBAC Insured)	1,620	1,640
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	1,195	1,190
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	3,600	3,889
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 D, 5.375% 1/1/10	4,525	4,563
Series A:
5.5% 1/1/11	8,700	8,890
5.75% 1/1/26	4,000	3,382
Series C, 5.25% 1/1/09	2,500	2,500
Series D:
6.7% 1/1/19	5,000	5,051
6.75% 1/1/26	7,000	6,682
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,066
5% 2/1/20	1,500	1,547
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,177
5% 10/1/21	5,690	5,390
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) Series 2007 A, 5.75% 10/1/37	4,000	2,308
		62,520
North Dakota - 0.9%
Cass County Health Care Facilities Rev. Series D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000	4,147
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/12 (Assured Guaranty Corp. Insured)	1,475	1,508
5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,695
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	29,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	$ 2,765	$ 2,083
5.25% 7/1/15	1,300	1,106
		39,601
Ohio - 1.5%
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	15,000	8,379
5.875% 6/1/47	13,000	7,058
6.5% 6/1/47	16,900	10,130
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	2,000	2,115
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	3,944
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	4,905	5,029
6% 12/1/19 (Escrowed to Maturity) (g)	5,095	5,399
6% 12/1/26 (Escrowed to Maturity) (g)	10,000	10,461
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	7,100	6,125
5.375% 1/1/38	4,400	3,771
5.5% 1/1/43	1,500	1,286
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	1,005	918
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA Insured)	3,750	3,441
		68,056
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	2,080	1,935
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	4,000	3,834
5.5% 10/1/22 (FGIC Insured)	2,845	2,919
5.5% 10/1/23 (FGIC Insured)	3,005	3,057
5.5% 10/1/24 (FGIC Insured)	3,175	3,217
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	2,000	1,723
5.5% 8/15/20	5,000	4,953
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.):
5% 2/15/14	$ 895	$ 921
6% 2/15/29	3,485	3,386
Series 2004 A, 7%, tender 12/1/10 (c)(f)	3,000	2,917
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,543
		30,405
Oregon - 0.3%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,558
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,142
5.25% 6/1/24 (FSA Insured)	2,605	2,772
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/09	540	556
8% 7/15/10	605	617
8% 7/15/11	385	392
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	1,996
5.5% 6/15/21 (FSA Insured)	1,060	1,185
		13,218
Pennsylvania - 2.0%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (f)	3,000	2,805
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,390	1,388
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,411
5.5% 3/1/25 (FSA Insured)	1,400	1,456
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,000
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,130
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	4,800	5,571
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	3,944
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	$ 2,000	$ 1,906
6.1% 6/1/12 (AMBAC Insured)	3,000	3,163
6.125% 6/1/14 (AMBAC Insured)	5,230	5,564
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/13 (Escrowed to Maturity) (g)	11,455	10,107
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (g)	2,000	2,292
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (f)	8,700	5,985
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	5,600	5,599
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%, tender 11/1/09 (c)(f)	5,000	4,927
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	3,600	3,934
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	3,828
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	4,695	3,628
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	6,761
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,040
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,277
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	3,000	2,350
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,614
		88,680
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,031
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,240	2,987
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	$ 3,000	$ 2,623
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	5,000	4,797
Series C, 5.25% 1/1/15 (f)	5,000	4,501
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	4,600	3,847
5.75%, tender 7/1/17 (c)	8,500	7,661
Series N:
5.5% 7/1/21	5,000	4,327
5.5% 7/1/22	3,250	2,756
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	20,300	1,930
Series A, 0% 8/1/54 (AMBAC Insured)	6,000	210
		37,670
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	1,680	1,690
5% 5/15/13 (FSA Insured)	4,000	4,178
(Univ. of Rhode Island Univ. Revs. Proj.) Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,886
5.25% 9/15/16 (AMBAC Insured)	1,815	1,965
5.25% 9/15/18 (AMBAC Insured)	1,005	1,067
5.5% 9/15/24 (AMBAC Insured)	3,400	3,486
		14,272
South Carolina - 0.9%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,259
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,529
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	988
5% 11/1/19	1,000	890
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,637
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (g)	1,125	1,319
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	$ 2,100	$ 2,270
5.375% 1/1/23 (FSA Insured)	1,025	1,061
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	860
5% 4/1/24	4,000	2,763
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (g)	3,000	3,358
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/19 (MBIA Insured)	2,500	2,589
Series A, 5% 1/1/36 (MBIA Insured)	5,000	4,684
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,000	1,068
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,080	2,184
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	7,000	7,076
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA Insured)	1,120	1,114
		40,649
South Dakota - 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	1,000	1,090
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	8,000	7,012
5% 12/15/12	4,500	4,059
5% 12/15/14	3,870	3,307
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	5,636
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,000	4,756
(Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	3,310	3,339
5.75% 1/1/14 (MBIA Insured)	2,000	2,086
7.25% 1/1/10 (MBIA Insured)	2,660	2,794
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	4,390
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6.25% 2/15/09 (MBIA Insured) (f)	$ 1,500	$ 1,504
6.25% 2/15/10 (MBIA Insured) (f)	1,000	1,030
6.25% 2/15/11 (MBIA Insured) (f)	1,415	1,450
Series B, 6.5% 2/15/09 (MBIA Insured) (f)	255	256
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	5,600	6,042
		47,661
Texas - 10.6%
Argyle Independent School District Series 2005, 5.25% 8/15/40 (FSA Insured)	1,745	1,758
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	4,832
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	2,900	1,447
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
5.75% 1/1/24	1,405	848
5.75% 1/1/34	1,500	802
Austin Util. Sys. Rev.:
0% 5/15/17 (FGIC Insured)	9,200	6,436
0% 5/15/18 (FGIC Insured)	5,000	3,273
Austin Wtr. & Wastewtr. Sys. Rev. Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	4,524
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,692
5.25% 2/15/42	5,000	4,953
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	229
Birdville Independent School District 0% 2/15/13	7,690	6,838
Boerne Independent School District Series 2004, 5.25% 2/1/35	5,100	5,109
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,797
5% 8/1/20 (AMBAC Insured)	1,780	1,848
Clint Independent School District 5.5% 8/15/20	210	219
Conroe Independent School District 0% 2/15/11	1,500	1,424
Coppell Independent School District 0% 8/15/20	2,000	1,170
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	$ 3,305	$ 3,569
5.25% 7/15/19 (FSA Insured)	4,000	4,248
Cypress-Fairbanks Independent School District Series A:
0% 2/15/13	6,425	5,694
0% 2/15/14	11,475	9,747
0% 2/15/16	9,700	7,496
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	5,000	4,962
Dallas Fort Worth Int'l. Arpt. Rev.:
Series A:
5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (f)	9,900	9,420
5.25% 11/1/10 (f)	2,150	2,163
5.25% 11/1/12 (f)	5,820	5,822
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (f)	2,665	2,611
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (f)	2,625	2,533
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (f)	4,325	3,925
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	2,960	3,081
DeSoto Independent School District 0% 8/15/20	3,335	1,914
Duncanville Independent School District 5.65% 2/15/28	30	31
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,202
Gainesville Independent School District 5.25% 2/15/36	1,900	1,897
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,345
Grand Prairie Independent School District 0% 2/15/16	3,775	2,877
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	1,570	1,712
5.25% 4/15/16 (MBIA Insured)	1,680	1,818
5.25% 4/15/17 (MBIA Insured)	2,295	2,460
5.25% 4/15/18 (MBIA Insured)	1,915	2,034
5.25% 4/15/19 (MBIA Insured)	1,000	1,052
5.25% 4/15/20 (MBIA Insured)	1,565	1,629
Harlandale Independent School District:
Series 2005, 5.7% 8/15/30	100	101
5.5% 8/15/35	45	45
6% 8/15/16	35	37
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (MBIA Insured)	11,000	8,994
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
(Road Proj.):
Series 1996, 0% 10/1/13 (MBIA Insured)	$ 5,550	$ 4,751
Series 2008 B, 5.25% 8/15/47	19,500	17,853
Series 2002:
0% 8/15/25 (MBIA Insured)	3,000	1,182
0% 8/15/28 (MBIA Insured)	5,000	1,593
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	3,200	3,252
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	620	627
7.4% 2/15/10 (Escrowed to Maturity) (g)	170	174
Houston Arpt. Sys. Rev. Series A:
5.625% 7/1/20 (FSA Insured) (f)	2,000	1,827
5.625% 7/1/21 (FSA Insured) (f)	3,350	3,013
Houston Independent School District 0% 8/15/13	9,835	8,547
Humble Independent School District:
Series 2000, 0% 2/15/17	3,480	2,556
Series 2005 B, 5.25% 2/15/22 (FGIC Insured)	1,995	2,061
0% 2/15/16	3,000	2,326
Hurst Euless Bedford Independent School District 0% 8/15/13	3,610	3,137
Katy Independent School District 0% 8/15/11	4,170	3,900
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,416
Kermit Independent School District 5.25% 2/15/37	4,130	4,138
Killeen Independent School District 5.25% 2/15/17	2,105	2,212
Kingsville Independent School District 5.25% 2/15/37	3,650	3,639
Lewisville Independent School District 5% 8/15/16	305	319
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	8,602
Little Elm Independent School District 5.5% 8/15/21	60	62
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	5,300	5,058
5% 5/15/31	1,565	1,508
5.25% 5/15/18 (AMBAC Insured)	1,875	1,913
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (g)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33	5,495	5,206
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C: - continued
5.25% 5/15/18 (AMBAC Insured)	$ 1,000	$ 1,062
5.25% 5/15/19 (AMBAC Insured)	1,000	1,052
5.25% 5/15/20	2,000	2,082
Mansfield Independent School District 5.5% 2/15/18	40	42
Midlothian Independent School District 0% 2/15/10	1,525	1,497
Midway Independent School District 0% 8/15/19	3,600	2,218
Montgomery County Gen. Oblig.:
Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (c)	3,700	3,863
Series A, 5.625% 3/1/20 (FSA Insured)	495	516
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	2,275	2,185
5.5% 8/15/25 (FGIC Insured)	1,675	1,704
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,685
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,577
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	3,780
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28	7,175	6,779
North Texas Tollway Auth. Rev.:
Series 2008 A:
6% 1/1/23	4,800	4,764
6% 1/1/24	2,000	1,977
Series 2008 E3, 5.75%, tender 1/1/16 (c)	4,000	4,081
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	4,569
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,042
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,108
5.375% 8/15/37	15,255	15,416
5.75% 8/15/29	1,250	1,277
Robstown Independent School District 5.25% 2/15/29	3,165	3,194
Rockdale Independent School District Series 2007, 5.25% 2/15/37	5,100	5,085
Rockwall Independent School District:
5.375% 2/15/19	25	26
5.375% 2/15/20	25	26
5.375% 2/15/21	30	31
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Round Rock Independent School District 0% 8/15/11 (MBIA Insured)	$ 3,890	$ 3,623
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (c)(f)	16,000	12,975
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (f)	2,510	2,476
5% 7/1/17 (FSA Insured) (f)	2,765	2,581
5% 7/1/17 (FSA Insured) (f)	2,385	2,217
5.25% 7/1/19 (FSA Insured) (f)	2,635	2,392
5.25% 7/1/20 (FSA Insured) (f)	3,215	2,869
5.25% 7/1/20 (FSA Insured) (f)	2,775	2,464
San Antonio Gen. Oblig. Series 2006, 5.5% 2/1/15	365	392
San Antonio Wtr. Sys. Rev.:
Series A, 5% 5/15/32 (FSA Insured)	1,550	1,516
6.5% 5/15/10 (Escrowed to Maturity) (g)	300	312
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,072
5.25% 2/15/22 (AMBAC Insured)	1,090	1,120
5.25% 2/15/30 (AMBAC Insured)	1,800	1,793
Socorro Independent School District Series 2001, 5.375% 8/15/18	60	63
Spring Branch Independent School District 5.375% 2/1/18	1,250	1,299
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (f)	6,655	6,948
5.75% 8/1/26	3,320	3,391
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	18,715	13,718
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990:
0% 2/1/12 (MBIA Insured)	4,400	4,027
0% 2/1/14 (MBIA Insured)	6,910	5,819
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	37,550	30,874
5.75% 8/15/38 (AMBAC Insured)	27,550	23,600
Texas Wtr. Dev. Board Rev. Series B:
5.375% 7/15/16	5,000	5,130
5.625% 7/15/21	5,900	6,008
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (MBIA Insured)	4,930	5,177
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100) (g)	1,000	1,126
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.): - continued
6% 7/1/31 (Pre-Refunded to 7/1/12 @ 100) (g)	$ 6,225	$ 6,946
Waller Independent School District 5.5% 2/15/37	4,920	5,036
Weatherford Independent School District:
0% 2/15/22 (Pre-Refunded to 2/15/10 @ 45.084) (g)	2,980	1,320
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (g)	2,985	1,009
0% 2/15/33	6,985	1,719
White Settlement Independent School District:
Series 2004, 5.75% 8/15/34	3,000	3,061
5.75% 8/15/30	2,890	2,940
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	62
5.5% 2/15/20 (FSA Insured)	65	67
Wylie Independent School District 0% 8/15/20	1,790	1,030
		482,306
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity) (g)	9,205	9,286
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (g)	2,645	3,083
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,845
5.25% 4/1/17 (FSA Insured)	4,335	4,620
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	8,200	8,200
		29,034
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	3,100	3,029
6.125% 12/1/27 (AMBAC Insured)	8,600	7,553
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	3,657
		14,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.2%
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	$ 1,400	$ 1,464
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,370
6% 2/15/13 (AMBAC Insured)	1,460	1,639
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (f)	1,890	1,890
		7,363
Washington - 5.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	3,500	3,502
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	7,200	4,905
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	2,430	2,595
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	3,535	3,723
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	2,030	1,208
Energy Northwest Elec. Rev. (#3 Proj.) Series 2002 B, 6% 7/1/16 (AMBAC Insured)	28,000	30,403
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (FGIC Insured) (f)	1,590	1,602
5.25% 1/1/20 (FGIC Insured) (f)	1,760	1,704
5.25% 1/1/23 (FGIC Insured) (f)	2,055	1,876
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,590
5.25% 12/1/36 (FSA Insured)	9,180	8,741
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	4,750	4,641
(Swr. Proj.) Series 2005, 5% 1/1/26	5,000	5,005
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	22,390	21,714
Series 2008, 5.75% 1/1/43	22,700	23,130
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	2,575	2,744
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,309
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev. Series D:
5.75% 11/1/13 (f)	$ 1,500	$ 1,523
5.75% 11/1/14 (f)	3,055	3,088
5.75% 11/1/16 (f)	2,250	2,253
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (FGIC Insured)	1,875	1,952
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (MBIA Insured)	2,000	2,151
5.75% 12/1/21 (MBIA Insured)	2,000	2,107
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,137
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	7,070	7,384
5.25% 1/1/26 (FSA Insured)	15,800	15,868
Series B, 5% 7/1/28	395	395
Series R 97A:
0% 7/1/17	7,045	4,939
0% 7/1/19 (MBIA Insured)	9,100	5,574
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	4,890
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	8,690
(MultiCare Health Sys. Proj.) Series 2007 B, 5.5% 8/15/38 (FSA Insured)	5,885	5,037
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/12 (MBIA Insured)	5,455	5,807
Series 2006 D, 5.25% 10/1/33	2,000	1,808
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	56,550	61,732
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	3,588
0% 7/1/10 (MBIA Insured)	2,800	2,709
		268,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	$ 700	$ 554
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,360
		2,914
Wisconsin - 0.3%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	4,870	4,316
6.375% 6/1/32	2,925	2,270
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC Insured)	1,035	1,083
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	1,887
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	1,939
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	1,480	1,233
5.5% 8/15/16	1,520	1,229
		13,957
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (g)	4,530	4,915
TOTAL MUNICIPAL BONDS (Cost $4,813,513)		4,458,347
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 1.27% (d)(e) (Cost $139)	138,900	139
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $4,813,652)		4,458,486
NET OTHER ASSETS - 1.9%		86,048
NET ASSETS - 100%		$ 4,544,534
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,101,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 3,337
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 3
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be on indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,458,486	$ 139	$ 4,458,347	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (Unaudited)
General Obligations	38.8%
Transportation	10.6%
Water & Sewer	9.9%
Health Care	9.8%
Special Tax	9.8%
Electric Utilities	8.9%
Others* (individually less than 5%)	12.2%
100.0%
*Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $8,397,000 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,813,513)	$ 4,458,347
Fidelity Central Funds (cost $139)	139
Total Investments (cost $4,813,652)		$ 4,458,486
Cash		25,158
Receivable for fund shares sold		9,017
Interest receivable		67,342
Prepaid expenses		48
Other receivables		18
Total assets		4,560,069

Liabilities
Payable for fund shares redeemed	$ 7,301
Distributions payable	5,674
Accrued management fee	1,373
Transfer agent fee payable	947
Other affiliated payables	166
Other payables and accrued expenses	74
Total liabilities		15,535

Net Assets		$ 4,544,534
Net Assets consist of:
Paid in capital		$ 4,909,370
Undistributed net investment income		3,718
Accumulated undistributed net realized gain (loss) on investments		(13,388)
Net unrealized appreciation (depreciation) on investments		(355,166)
Net Assets, for 395,522 shares outstanding		$ 4,544,534
Net Asset Value, offering price and redemption price per share ($4,544,534 ÷ 395,522 shares)		$ 11.49

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2008

Investment Income
Interest		$ 236,033
Income from Fidelity Central Funds		3
Total income		236,036

Expenses
Management fee	$ 18,436
Transfer agent fees	3,954
Accounting fees and expenses	660
Custodian fees and expenses	75
Independent trustees' compensation	20
Registration fees	165
Audit	79
Legal	19
Miscellaneous	43
Total expenses before reductions	23,451
Expense reductions	(334)	23,117
Net investment income		212,919
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(10,781)
Change in net unrealized appreciation (depreciation) on investment securities		(443,580)
Net gain (loss)		(454,361)
Net increase (decrease) in net assets resulting from operations		$ (241,442)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 212,919	$ 196,163
Net realized gain (loss)	(10,781)	31,462
Change in net unrealized appreciation (depreciation)	(443,580)	(82,162)
Net increase (decrease) in net assets resulting from operations	(241,442)	145,463
Distributions to shareholders from net investment income	(212,506)	(195,674)
Distributions to shareholders from net realized gain	(4,538)	(26,148)
Total distributions	(217,044)	(221,822)
Share transactions Proceeds from sales of shares	1,693,438	924,844
Net asset value of shares issued in exchange for the net assets of Fidelity Florida Municipal Income Fund	-	386,208
Reinvestment of distributions	141,190	146,309
Cost of shares redeemed	(1,972,543)	(926,342)
Net increase (decrease) in net assets resulting from share transactions	(137,915)	531,019
Redemption fees	178	43
Total increase (decrease) in net assets	(596,223)	454,703

Net Assets
Beginning of period	5,140,757	4,686,054
End of period (including undistributed net investment income of $3,718 and undistributed net investment income of $3,898, respectively)	$ 4,544,534	$ 5,140,757
Other Information Shares
Sold	141,784	73,296
Issued in exchange for the shares of Fidelity Florida Municipal Income Fund	-	30,482
Issued in reinvestment of distributions	11,698	11,598
Redeemed	(166,706)	(73,559)
Net increase (decrease)	(13,224)	41,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 12.77	$ 12.82	$ 13.09	$ 13.18
Income from Investment Operations
Net investment income B	.515	.514	.529	.549	.571
Net realized and unrealized gain (loss)	(1.081)	(.125)	.068	(.080)	.035
Total from investment operations	(.566)	.389	.597	.469	.606
Distributions from net investment income	(.513)	(.514)	(.527)	(.547)	(.571)
Distributions from net realized gain	(.011)	(.065)	(.120)	(.192)	(.125)
Total distributions	(.524)	(.579)	(.647)	(.739)	(.696)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 11.49	$ 12.58	$ 12.77	$ 12.82	$ 13.09
Total Return A	(4.61)%	3.13%	4.78%	3.66%	4.73%
Ratios to Average Net Assets C, E
Expenses before reductions	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.47%	.47%
Expenses net of all reductions	.46%	.44%	.45%	.45%	.47%
Net investment income	4.23%	4.08%	4.15%	4.22%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$ 4,545	$ 5,141	$ 4,686	$ 4,676	$ 4,630
Portfolio turnover rate D	15%	22% F	25%	25%	20%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales, futures transactions and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 59,491
Unrealized depreciation	(414,044)
Net unrealized appreciation (depreciation)	(354,553)
Undistributed ordinary income	411
Capital loss carryforward	(8,397)

Cost for federal income tax purposes	$ 4,813,039

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Tax-exempt Income	212,506	195,674
Long-term Capital Gains	4,538	26,148
Total	$ 217,044	$ 221,822

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $730,421 and $953,660, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, and transfer agent and accounting expenses by $67 and $262 and 5, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 20, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d, and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversees 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more Information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust, or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment:2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Municipal Trust. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-
2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 6.54% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank N.A.

New York NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank N.A.

New York NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone(FAST®) 1-800-544-5555

Automated line for quickest service

HIY-UANN-0209
1.787741.105

Fidelity®
Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Annual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ohio Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Fidelity Ohio Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 983.90	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.67	$ 2.49
Fidelity Ohio Municipal Money Market Fund	.54%
Actual		$ 1,000.00	$ 1,008.10	$ 2.73**
HypotheticalA		$ 1,000.00	$ 1,022.42	$ 2.75**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If fees to participate in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds paid in October and December, 2008 (see Note 3 of the Notes to Financial Statements) had been in effect during the entire period, the annualized expense ratio for the Fidelity Ohio Municipal Money Market Fund would have been .56% and the expenses paid in the actual and hypothetical examples above would have been $2.83 and $2.85, respectively.

Annual Report

Fidelity Ohio Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity® OH Municipal Income Fund	-1.62%	2.73%	4.19%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Ohio Municipal Income Fund on December 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Fidelity Ohio Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Ohio Municipal Income Fund

Municipal bonds suffered losses during 2008, hurt by a persistent and deepening risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bonds - most rated AAA at the time - came under pressure shortly thereafter in response to investor concerns about the financial strength of bond insurers. All major municipal bond insurers suffered from their exposure to securities backed by subprime mortgages. Supply pressures also weighed on the markets, as issuers scrambled to refinance their debt as the auction-rate securities market - a major source of funding for muni issuers - broke down. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the selling by leveraged investors to cover losses and meet investor redemptions. But in December, munis started to gain strength as investors gravitated toward their attractive valuations. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - declined 2.47%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 5.24%.

For the year ending December 31, 2008, the fund returned -1.62% and the Barclays Capital Ohio 4 Plus Year Enhanced Modified Municipal Bond Index - which tracks the types of securities in which the fund invests - returned -1.03%. Sector selection generally boosted the fund's relative performance, helping to mostly offset what we lost through yield-curve positioning and an underweighting in the highest-quality munis. My decisions to have less exposure to sectors that turned out to be poor performers - mainly tobacco and housing - bolstered relative performance. As for yield-curve positioning, we lost ground from my decision to overweight longer-term bonds later in the period, which lagged the shorter-term securities in which I was underweighted. The fund also was hurt by its significant underweighting in prerefunded and escrowed securities, two of the muni market's leaders during the year. These securities, which are backed by U.S. Treasury and other government-guaranteed bonds, were in very strong demand because of their high quality and their tax-free yields, which, in most cases, matched or exceeded those offered by taxable government bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.4	39.6
Education	13.3	12.7
Health Care	12.5	10.1
Water & Sewer	11.1	11.5
Special Tax	5.8	7.0
Weighted Average Maturity as of December 31, 2008
		6 months ago
Years	11.6	8.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2008
6 months ago
Years	7.7	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
AAA 8.8%	AAA 29.7%
AA,A 79.3%	AA,A 64.1%
BBB 10.0%	BBB 5.2%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 0.2%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 0.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Fidelity Ohio Municipal Income Fund

Investments December 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,327,872
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5.875% 7/1/35	470,000	341,234
		1,669,106
Ohio - 94.4%
Adams County Valley Local School District (Adams & Highland County Proj.) Series 1995, 5.25% 12/1/21 (MBIA Insured)	2,000,000	1,963,160
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,476,180
5% 1/1/15	1,275,000	1,247,422
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,371,825
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,612,382
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,584,800
American Muni. Pwr. Electricity Purchase Rev. Series A:
5% 2/1/11	1,400,000	1,326,766
5% 2/1/13	2,000,000	1,801,640
American Muni. Pwr.-Ohio, Inc. Rev. (Prarie State Energy Campus Proj.) Series A, 5% 2/15/38	4,000,000	3,404,560
Avon Lake City School District Series 2005, 5% 12/1/14 (MBIA Insured)	1,205,000	1,341,346
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	1,905,080
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	4,000,000	2,234,520
6.5% 6/1/47	5,800,000	3,476,694
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	1,890,000	2,165,694
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	4,947,814
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,670,107
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,111,851
Canal Winchester Local School District Series B, 5% 12/1/18 (MBIA Insured)	1,030,000	1,083,478
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (MBIA Insured)	1,915,000	2,047,978
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	$ 1,500,000	$ 1,613,640
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,356,100
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	980,190
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	2,500,000	2,421,925
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,562,230
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,197,295
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,235,054
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,283,483
5.25% 11/15/23 (FGIC Insured)	1,885,000	1,984,528
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,401,968
5.25% 12/1/19 (FSA Insured)	1,045,000	1,106,822
5.25% 12/1/23 (FSA Insured)	1,000,000	1,023,530
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,792,346
Cleveland Pub. Pwr. Sys. Rev.:
Series A:
0% 11/15/10 (MBIA Insured)	850,000	813,442
0% 11/15/11 (MBIA Insured)	2,395,000	2,219,518
0% 11/15/10 (Escrowed to Maturity) (c)	1,250,000	1,202,850
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,557,130
Series 2004, 5% 6/1/34 (FGIC Insured)	5,000,000	4,495,250
Cleveland Wtrwks. Rev. (First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,599,524
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	45,027
Columbus City School District (School Facilities Construction and Impt. Proj.) 5% 12/1/18 (FSA Insured)	5,000,000	5,488,400
Cuyahoga County Gen. Oblig. Series A:
0% 10/1/11 (MBIA Insured)	2,400,000	2,232,000
0% 10/1/12 (MBIA Insured)	1,405,000	1,260,777
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,122,558
Dayton School District (School Facility Construction & Impt. Proj.) Series A, 5% 12/1/31	5,000,000	4,690,300
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,374,245
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	$ 1,000,000	$ 1,174,270
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,183,873
Fairview Park City School District 5% 12/1/33 (MBIA Insured)	4,350,000	4,009,917
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured)	5,955,000	5,777,362
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,177,400
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series A:
5% 11/1/15	260,000	266,778
5% 11/1/16	265,000	268,750
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,660,060
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	2,961,300
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	2,900,340
Hamilton City School District 5% 12/1/34	2,000,000	1,891,680
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,093,341
5% 12/1/18 (FGIC Insured)	1,075,000	1,133,136
5% 12/1/19 (FGIC Insured)	2,190,000	2,255,678
5% 12/1/19 (FGIC Insured)	1,130,000	1,177,686
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (MBIA Insured)	1,070,000	1,144,301
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	1,849,350
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,555,583
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,621,482
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	855,389
Hamilton County Swr. Sys. Rev. Series 06A, 5% 12/1/17 (MBIA Insured)	2,050,000	2,272,569
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,055,150
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,064,730
Hilliard School District 0% 12/1/11 (FGIC Insured)	2,525,000	2,326,535
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (MBIA Insured)	2,285,000	2,152,082
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,433,684
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kings Local School District 5% 12/1/19 (MBIA Insured)	$ 1,365,000	$ 1,424,801
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	1,953,462
5% 8/15/15	1,160,000	1,082,848
5% 8/15/16	1,260,000	1,157,537
5% 8/15/17	1,000,000	902,000
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,174,140
0% 12/1/16 (FSA Insured)	1,200,000	889,836
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,032,230
5.5% 2/15/11	2,075,000	2,106,602
5.5% 2/15/12	600,000	611,268
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (MBIA Insured)	3,745,000	3,492,400
Lorain County Gen. Oblig. (Justice Ctr. Proj.) Series 2002, 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,094,938
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,155,487
5% 11/15/38	3,880,000	3,132,479
5.375% 11/15/23 (AMBAC Insured)	5,000,000	4,176,900
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,019,000
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,203,828
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	3,863,960
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	104,460
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	175,000	158,151
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	100,000	88,400
Miamisburg City School District 5% 12/1/33	1,340,000	1,306,406
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	4,702,350
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,278,627
Montgomery County Rev. (Catholic Health Initiatives Proj.):
Series 2008 C2, 4.1%, tender 11/10/11 (a)	1,900,000	1,884,819
Series 2008 D, 6.25% 10/1/33	2,500,000	2,472,775
Series A:
6% 12/1/19	1,470,000	1,507,132
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Montgomery County Rev. (Catholic Health Initiatives Proj.): - continued
Series A:
6% 12/1/19 (Escrowed to Maturity) (c)	$ 1,530,000	$ 1,621,387
6% 12/1/26 (Escrowed to Maturity) (c)	3,000,000	3,138,270
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	3,888,350
Series D, 5.25%, tender 11/12/13 (a)	2,000,000	2,053,200
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,354,132
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,224,483
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (MBIA Insured)	500,000	581,105
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (a)(b)	2,000,000	2,001,680
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/12 (FSA Insured)	1,000,000	1,084,630
(Juvenile Correctional Bldg. Fund Prog.) 5% 4/1/17 (MBIA Insured)	2,485,000	2,620,433
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,117,985
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	522,680
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	2,520,000	2,627,680
Series 2005 B, 5% 5/1/16	1,000,000	1,120,740
Series A, 5.375% 8/1/16	5,980,000	6,380,720
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	1,850,000	1,870,942
Series D, 5% 3/1/24	3,415,000	3,467,454
Series 2008 A, 5.375% 9/1/28	7,000,000	7,221,550
Series A, 5.5% 9/15/16	11,060,000	11,933,626
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,746,170
Series 1994:
6.125% 10/1/15	2,000,000	2,294,400
6.25% 10/1/16	2,500,000	2,907,050
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,985,000	1,712,519
5.5% 1/1/43	2,000,000	1,714,200
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,052,600
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.) Series 2007 A, 5.25% 1/15/46	$ 4,000,000	$ 2,836,480
(Univ. of Dayton Proj.) Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,311,180
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,287,280
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,484,338
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (b)	3,000,000	2,418,150
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	4,956,500
Series 2003 B, 5.25% 6/1/16	5,000,000	5,413,400
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20	3,000,000	3,309,570
Series 2001 A, 5.5% 2/15/26	3,700,000	3,746,694
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (MBIA Insured)	1,980,000	2,034,569
Series A:
4% 12/1/09 (FSA Insured)	500,000	510,160
5% 12/1/33 (FSA Insured)	1,190,000	1,087,172
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,381,833
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	2,959,766
5.25% 12/1/18	2,610,000	2,958,983
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,807,026
5.5% 6/1/17	3,960,000	4,585,205
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (c)	1,685,000	1,896,198
5% 12/1/17	3,765,000	4,036,871
5.25% 6/1/13 (MBIA Insured)	1,295,000	1,434,588
5.25% 12/1/13 (MBIA Insured)	1,305,000	1,453,013
5.25% 6/1/14 (MBIA Insured)	1,250,000	1,399,200
5.25% 12/1/14 (MBIA Insured)	1,260,000	1,415,912
5.25% 12/1/15 (MBIA Insured)	1,180,000	1,333,400
5.25% 6/1/17 (MBIA Insured)	1,160,000	1,311,148
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
5% 6/1/18	2,000,000	2,121,180
5.25% 12/1/19	1,975,000	2,206,154
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Olentangy Local School District:
0% 12/1/17	$ 535,000	$ 375,046
5% 12/1/30 (FSA Insured)	4,025,000	3,966,839
5% 12/1/36	2,700,000	2,567,457
Orrville City School District 5.25% 12/1/35 (AMBAC Insured)	1,000,000	948,930
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,870,409
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,024,526
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,022,274
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	934,125
0% 12/1/17	1,250,000	883,963
5% 12/1/32	1,500,000	1,447,215
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	492,950
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (c)	1,000,000	1,093,280
6.375% 11/15/30	330,000	301,448
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,099,380
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,231,101
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	3,000,000	2,470,290
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,001,890
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,513,395
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,037,484
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	462,081
5% 12/1/35 (FSA Insured)	2,500,000	2,362,225
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,746,941
5.25% 12/1/21	1,740,000	1,831,942
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	3,898,640
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,177,632
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Toledo Wtrwks. Rev.: - continued
5% 11/15/30 (MBIA Insured)	$ 3,500,000	$ 3,271,555
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	2,977,350
Series B, 5% 1/1/27 (FGIC Insured)	1,405,000	1,298,009
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,109,299
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,389,837
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,044,170
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,491,832
5% 6/1/19 (AMBAC Insured)	1,520,000	1,551,646
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	998,980
5% 6/1/23 (FSA Insured)	2,000,000	1,969,660
5% 6/1/24 (FSA Insured)	2,000,000	1,951,660
Warren County Gen. Oblig.:
6.1% 12/1/12	315,000	337,611
6.65% 12/1/11	170,000	180,200
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (FGIC Insured)	1,060,000	983,669
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,453,045
5% 5/1/18 (MBIA Insured)	1,440,000	1,503,389
5% 5/1/19 (MBIA Insured)	1,515,000	1,565,586
		405,865,608
Puerto Rico - 2.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	995,780
Series CC, 5.25% 7/1/33	5,635,000	4,634,788
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	1,690,000	1,704,044
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	1,780,686
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,189,110
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	1,000,000	946,060
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev.: - continued
Series M2, 5.75%, tender 7/1/17 (a)	$ 1,000,000	$ 901,270
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	2,400,000	228,192
		12,379,930
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	1,600,000	962,768
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	493,275
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/22	2,000,000	1,643,840
		3,099,883
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $439,372,431)	423,014,527
NET OTHER ASSETS - 1.6%	6,816,528
NET ASSETS - 100%	$ 429,831,055
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 423,014,527	$ -	$ 423,014,527	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (unaudited)
General Obligations	41.4%
Education	13.3%
Health Care	12.5%
Water & Sewer	11.1%
Special Tax	5.8%
Others* (individually less than 5%)	15.9%
100.0%
* Includes net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $227,991 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $439,372,431)		$ 423,014,527
Cash		4,129,568
Receivable for fund shares sold		396,022
Interest receivable		3,924,794
Prepaid expenses		4,234
Other receivables		2,902
Total assets		431,472,047

Liabilities
Payable for fund shares redeemed	$ 912,953
Distributions payable	445,958
Accrued management fee	128,648
Transfer agent fee payable	82,744
Other affiliated payables	27,399
Other payables and accrued expenses	43,290
Total liabilities		1,640,992

Net Assets		$ 429,831,055
Net Assets consist of:
Paid in capital		$ 446,542,244
Undistributed net investment income		11,167
Accumulated undistributed net realized gain (loss) on investments		(364,452)
Net unrealized appreciation (depreciation) on investments		(16,357,904)
Net Assets, for 39,526,542 shares outstanding		$ 429,831,055
Net Asset Value, offering price and redemption price per share ($429,831,055 ÷ 39,526,542 shares)		$ 10.87

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2008

Investment Income
Interest		$ 19,486,257

Expenses
Management fee	$ 1,594,523
Transfer agent fees	335,155
Accounting fees and expenses	112,626
Custodian fees and expenses	6,953
Independent trustees' compensation	1,779
Registration fees	14,591
Audit	47,833
Legal	1,619
Miscellaneous	2,141
Total expenses before reductions	2,117,220
Expense reductions	(61,219)	2,056,001
Net investment income		17,430,256
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(227,996)
Change in net unrealized appreciation (depreciation) on investment securities		(24,735,772)
Net gain (loss)		(24,963,768)
Net increase (decrease) in net assets resulting from operations		$ (7,533,512)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,430,256	$ 16,288,390
Net realized gain (loss)	(227,996)	1,363,456
Change in net unrealized appreciation (depreciation)	(24,735,772)	(2,974,382)
Net increase (decrease) in net assets resulting from operations	(7,533,512)	14,677,464
Distributions to shareholders from net investment income	(17,431,194)	(16,287,205)
Distributions to shareholders from net realized gain	(299,285)	(1,822,045)
Total distributions	(17,730,479)	(18,109,250)
Share transactions Proceeds from sales of shares	106,766,039	60,633,272
Reinvestment of distributions	12,333,882	12,953,540
Cost of shares redeemed	(88,409,279)	(67,634,796)
Net increase (decrease) in net assets resulting from share transactions	30,690,642	5,952,016
Redemption fees	4,216	1,969
Total increase (decrease) in net assets	5,430,867	2,522,199

Net Assets
Beginning of period	424,400,188	421,877,989
End of period (including undistributed net investment income of $11,167 and undistributed net investment income of $12,104, respectively)	$ 429,831,055	$ 424,400,188
Other Information Shares
Sold	9,614,154	5,290,193
Issued in reinvestment of distributions	1,106,334	1,129,372
Redeemed	(8,078,772)	(5,911,725)
Net increase (decrease)	2,641,716	507,840

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.60	$ 11.66	$ 11.98	$ 12.10
Income from Investment Operations
Net investment income B	.449	.444	.459	.476	.496
Net realized and unrealized gain (loss)	(.632)	(.040)	.050	(.135)	.026
Total from investment operations	(.183)	.404	.509	.341	.522
Distributions from net investment income	(.449)	(.444)	(.459)	(.476)	(.497)
Distributions from net realized gain	(.008)	(.050)	(.110)	(.185)	(.145)
Total distributions	(.457)	(.494)	(.569)	(.661)	(.642)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 10.87	$ 11.51	$ 11.60	$ 11.66	$ 11.98
Total Return A	(1.62)%	3.59%	4.47%	2.90%	4.44%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.47%	.45%	.45%	.47%	.49%
Net investment income	4.01%	3.88%	3.96%	4.00%	4.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 429,831	$ 424,400	$ 421,878	$ 424,849	$ 423,597
Portfolio turnover rate	11%	22%	19%	23%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 12/31/08	% of fund's investments 6/30/08	% of fund's investments 12/31/07
0 - 30	77.6	76.5	82.9
31 - 90	4.5	5.7	4.7
91 - 180	7.6	11.8	5.2
181 - 397	10.3	6.0	7.2
Weighted Average Maturity
	12/31/08	6/30/08	12/31/07
Fidelity Ohio Municipal Money Market Fund	44 Days	41 Days	36 Days
Ohio Tax-Free Money Market Average*	43 Days	38 Days	37 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
Variable Rate Demand Notes (VRDNs) 72.8%	Variable Rate Demand Notes (VRDNs) 68.0%
Commercial Paper (including CP Mode) 4.9%	Commercial Paper (including CP Mode) 3.0%
Tender Bonds 0.6%	Tender Bonds 1.6%
Municipal Notes 15.2%	Municipal Notes 18.0%
Fidelity Municipal Cash Central Fund 1.8%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 3.1%	Other Investments 2.5%
Net Other Assets 1.6%	Net Other Assets 6.9%

Current and Historical Seven-Day Yields

	12/29/08	9/29/08	6/30/08	3/31/08	12/31/07
Fidelity Ohio Municipal Money Market Fund	0.88%	5.42%	1.37%	1.77%	2.94%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

* Source: iMoneyNet, Inc.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investments December 31, 2008

Showing Percentage of Net Assets

Municipal Securities - 98.4%
	Principal Amount	Value
Florida - 0.1%
Palm Beach County Rev. (Raymond F Kravis Ctr. Proj.) Series 2002, 1.75%, LOC Northern Trust Co., Chicago, VRDN (a)	$ 1,800,000	$ 1,800,000
Georgia - 0.1%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 1.75%, LOC Wachovia Bank NA, VRDN (a)	1,400,000	1,400,000
Kentucky - 0.6%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 1.45%, LOC Commerzbank AG, VRDN (a)(d)	2,100,000	2,100,000
Series 2008 A, 1.45%, LOC Commerzbank AG, VRDN (a)(d)	2,600,000	2,600,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 1.05%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(d)	2,500,000	2,500,000
		7,200,000
Massachusetts - 0.6%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 1.63% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	7,000,000	7,000,000
Nevada - 0.6%
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.:
Series 2005 A1, 1%, LOC Bayerische Landesbank, VRDN (a)(d)	3,700,000	3,700,000
Series 2005 A2, 1%, LOC Bayerische Landesbank, VRDN (a)(d)	3,700,000	3,700,000
		7,400,000
North Carolina - 0.7%
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 1.45%, LOC Bank of America NA, VRDN (a)(d)	1,600,000	1,600,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 2.15%, LOC Wachovia Bank NA, VRDN (a)(d)	7,000,000	7,000,000
		8,600,000
Ohio - 92.5%
Akron Gen. Oblig. BAN Series 2008 B, 2.5% 12/10/09	8,885,000	8,971,403
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 1%, LOC Bank of America NA, VRDN (a)	29,200,000	29,200,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 1.35%, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,950,000	$ 1,950,000
American Muni. Pwr.:
Bonds (Omega Joint Venture 6 Proj.) 1.75%, tender 8/15/09 (a)	6,818,000	6,818,000
Series 2008 A, 1.1% 2/6/09, LOC JPMorgan Chase Bank, CP	12,500,000	12,500,000
Avon Gen. Oblig. BAN:
(Recreational Facilities Impt. Proj.) 2.35% 5/14/09	1,830,000	1,832,319
2.35% 5/14/09	12,400,000	12,415,716
Beavercreek City School District BAN 2% 8/18/09	3,000,000	3,014,952
Buckeye Valley Local School District Delaware County BAN 2% 6/23/09	7,500,000	7,526,520
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 1.05%, LOC U.S. Bank NA, Minnesota, VRDN (a)	790,000	790,000
Clark County Gen. Oblig. BAN 2% 5/6/09	1,275,000	1,275,856
Cleveland Arpt. Sys. Rev.:
Series 2008 B, 2.1%, LOC Wachovia Bank NA, VRDN (a)(d)	12,000,000	12,000,000
Series 2008 D, 1.15%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000,000	4,000,000
Series 2008 E, 1.3%, LOC KBC Bank NV, VRDN (a)(d)	37,025,000	37,025,000
Cleveland Wtrwks. Rev. Series 2008 Q, 1.2%, LOC Bank of America NA, VRDN (a)	16,100,000	16,100,000
Clinton Massie Local School District BAN (School Construction Proj.) 3.125% 11/18/09	2,020,000	2,029,078
Columbus City School District Participating VRDN Series 1488, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,650,000	3,650,000
Columbus Gen. Oblig.:
Bonds Series 2005 D, 5% 12/15/09	1,000,000	1,037,169
BAN 2.5% 12/16/09	6,225,000	6,307,377
Columbus Swr. Rev. Participating VRDN:
Series BBT 08 13, 1.25% (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	12,445,000	12,445,000
Series Putters 2456, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,400,000	1,400,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 1.5%, LOC U.S. Bank NA, Minnesota, VRDN (a)	12,370,000	12,370,000
Cuyahoga County Indl. Dev. Rev. (Progressive Plastics, Inc. Proj.) 3.65%, LOC JPMorgan Chase Bank, VRDN (a)(d)	765,000	765,000
Cuyahoga Falls Gen. Oblig. BAN Series 2008, 2.75% 12/9/09	4,500,000	4,554,013
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.9%, VRDN (a)(d)	$ 11,500,000	$ 11,500,000
Delaware Gen. Oblig. BAN 2.5% 5/5/09	12,100,000	12,130,668
Franklin County Health Care Facilities Rev. (Friendship Villiage of Dublin, Ohio, Inc. Proj.) Series 2004 A, 1.1%, LOC Bank of America NA, VRDN (a)	10,960,000	10,960,000
Franklin County Multi-family Rev. (Hanover Ridge Apts. Proj. 1.05%, LOC Fannie Mae, VRDN (a)(d)	5,640,000	5,640,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2006 C, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,995,000	5,995,000
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,150,000	8,150,000
Series 2000, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	12,705,000	12,705,000
Series 2002 I, 1.15%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,120,000	4,120,000
Series 2007 N, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.8%, LOC JPMorgan Chase Bank, VRDN (a)	8,520,000	8,520,000
Hamilton Gen. Oblig. BAN 2% 9/10/09	12,000,000	12,000,000
Hilliard Gen. Oblig. BAN 2.25% 8/27/09	3,790,000	3,802,143
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 0.95%, LOC JPMorgan Chase Bank, VRDN (a)	11,900,000	11,900,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 2.15%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,490,000	2,490,000
Lancaster Port Auth. Gas Rev. 1.15% (Royal Bank of Canada Guaranteed), VRDN (a)	25,200,000	25,200,000
Lorain County Gen. Oblig. BAN (Swr. Impt. Proj.) 2.5% 5/14/09	2,800,000	2,807,066
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	10,800,000	10,800,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 1.39%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,250,000	2,250,000
Lucas County Gen. Oblig. BAN:
2% 4/22/09	9,130,000	9,136,802
3% 7/30/09	7,000,000	7,051,470
Marysville Gen. Oblig. BAN 2.5% 6/3/09	7,670,000	7,687,328
Mason City School District BAN 2.75% 2/5/09	3,750,000	3,752,636
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Mason Gen. Oblig. BAN 3% 3/12/09	$ 2,600,000	$ 2,603,655
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 1.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	4,000,000	4,000,000
Medina County Indl. Dev. Rev. (Rembond Proj.) Series 1996, 2.15%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,005,000	1,005,000
Miamisburg City School District BAN Series 2008, 3.5% 7/28/09	12,400,000	12,444,997
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series A, 1.15%, LOC ABN-AMRO Bank NV, VRDN (a)(d)	23,500,000	23,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A:
1.1%, VRDN (a)	11,000,000	11,000,000
1.4%, LOC Cr. Agricole SA, VRDN (a)(d)	12,100,000	12,100,000
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.85%, LOC JPMorgan Chase Bank, VRDN (a)(d)	10,500,000	10,500,000
Series 2008 B, 0.8%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,350,000	5,350,000
(FirstEnergy Generation Corp. Proj.):
Series 2008 A, 1.1%, LOC Barclays Bank PLC, VRDN (a)	11,900,000	11,900,000
Series 2008 B, 1%, LOC Bank of America NA, VRDN (a)	42,550,000	42,550,001
Ohio Bldg. Auth. Bonds:
(Administrative Bldg. Fund Proj.) Series 2002 B, 5.25% 10/1/09	1,000,000	1,030,807
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/09	5,000,000	5,164,116
Ohio Gen. Oblig.:
Bonds:
(Higher Ed. Cap. Facilities Proj.) Series 2002 II A:
5.5% 12/1/09	2,490,000	2,585,465
5.5% 12/1/09	3,875,000	4,004,791
(Third Frontier Research and Dev. Proj.) Series 2006 A, 4% 5/1/09	3,600,000	3,628,064
Series 2002 B, 5% 11/1/09	1,000,000	1,026,377
Participating VRDN Series BBT 3, 1.15% (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	5,745,000	5,745,000
(Common Schools Proj.):
Series 2006 B, 0.65%, VRDN (a)	14,015,000	14,015,000
Series 2006 C, 0.75%, VRDN (a)	6,705,000	6,705,000
Ohio Gen. Oblig. Rev. Bonds (Major New State Infrastructure Proj.) Series 2002-1, 5% 6/15/09	1,110,000	1,123,359
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Hosp. Rev.:
Series 2008 B:
2.2% 1/8/09, CP	$ 12,700,000	$ 12,700,000
2.2% 3/5/09, CP	12,700,000	12,700,000
Series 2008 B5, 2.2% 2/5/09, CP	12,700,000	12,700,000
Series 2008 B6, 0.65% 3/13/09, CP	10,000,000	10,000,000
Ohio Higher Edl. Facility Commission Rev.:
Bonds (John Carroll Univ. Proj.) Series 1999, 5.85% 4/1/20 (Pre-Refunded to 4/1/09 @ 102) (e)	2,875,000	2,957,571
Participating VRDN Series Putters 3140, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,170,000	5,170,000
(Case Western Reserve Univ. Proj.) Series 2002 A, 0.85%, VRDN (a)	7,770,000	7,770,000
(Cleveland Clinic Foundation Proj.):
Series 2008 B1, 1%, VRDN (a)	12,700,000	12,700,000
Series 2008 B2, 1%, VRDN (a)	2,300,000	2,300,000
Series 2008 B3, 1%, VRDN (a)	10,250,000	10,250,000
Series 2008 B4, 1%, VRDN (a)	12,125,000	12,125,000
(Mount Union College Proj.) Series 1995, 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	2,625,000	2,625,000
(Ohio Northern Univ. Proj.) Series 2008 A, 1.2%, LOC JPMorgan Chase Bank, VRDN (a)	7,300,000	7,300,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 C, 0.65%, LOC Wells Fargo Bank NA, VRDN (a)	4,100,000	4,100,000
(Xavier Univ. Proj.) 0.95%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,260,000	1,260,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 1.37% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(f)	3,818,000	3,818,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series BA 01 I, 1.45% (Liquidity Facility Bank of America NA) (a)(d)(f)	3,400,000	3,400,000
Series Merlots 06 A2, 1.15% (Liquidity Facility Bank of New York, New York) (a)(d)(f)	7,365,000	7,365,000
Series Putters 1334, 1.5% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	8,320,000	8,320,000
(Mtg.-Backed Securities Prog.):
Series 2002 A2, 1.7% (Liquidity Facility KBC Bank NV), VRDN (a)(d)	910,000	910,000
Series 2005 B1, 1.02% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
(Mtg.-Backed Securities Prog.):
Series 2005 B2, 0.8% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	$ 8,455,000	$ 8,455,000
Series 2005 F, 0.8% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	13,000,000	13,000,000
Series 2004 D, 0.8% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	4,740,000	4,740,000
Series B, 1.1% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	11,990,000	11,990,000
Series F, 0.88% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	4,000,000	4,000,000
Series H, 0.88% (Liquidity Facility KBC Bank NV), VRDN (a)(d)	12,630,000	12,625,168
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 0.95%, LOC RBS Citizens NA, VRDN (a)(d)	5,700,000	5,700,000
(Pedcor Invts. Willow Lake Apts. Proj.):
Series B, 1.47%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	460,000	460,000
Series C, 1.47%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	175,000	175,000
Series D, 1.47%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	175,000	175,000
(Pine Crossing Apts. Proj.) 1.45%, LOC Bank of America NA, VRDN (a)(d)	5,670,000	5,670,000
(Wingate at Belle Meadows Proj.) 1.23%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	7,755,000	7,755,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 J, 0.88% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	12,000,000	12,000,000
Series 2006 N, 0.8% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	25,895,000	25,895,000
Series 2008 B, 1.1% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	12,100,000	12,100,000
Series 2008 H, 0.9% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	5,000,000	5,000,000
Ohio Major New State Infrastructure Proj. Rev. Bonds Series 2008-1, 3% 6/15/09	12,800,000	12,864,008
Ohio Poll. Cont. Rev. (Sohio Air Proj.) Series 1995, 1.1%, VRDN (a)	2,300,000	2,300,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 1.2%, VRDN (a)(d)	35,875,000	35,875,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Solid Waste Rev.: - continued
(BP Exploration & Oil, Inc. Proj.):
Series 1999, 1.2% (BP PLC Guaranteed), VRDN (a)(d)	$ 3,100,000	$ 3,100,000
Series 2000, 1.2% (BP PLC Guaranteed), VRDN (a)(d)	16,675,000	16,675,000
(BP Products NA, Inc. Proj.):
Series 2002, 1.2% (BP PLC Guaranteed), VRDN (a)(d)	1,540,000	1,540,000
Series B, 1.2% (BP PLC Guaranteed), VRDN (a)(d)	6,800,000	6,800,000
Ohio State Univ. Gen. Receipts:
Participating VRDN Series Putters 2548, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,280,000	1,280,000
Series 1997, 1%, VRDN (a)	2,900,000	2,900,000
Series 2001, 0.8%, VRDN (a)	13,600,000	13,600,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series Putters 3270, 1.7% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	16,300,000	16,300,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1%, LOC Bank of America NA, VRDN (a)(d)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.):
Series A, 1.2%, LOC Barclays Bank PLC, VRDN (a)(d)	880,000	880,000
Series A, 1.45%, LOC Wachovia Bank NA, VRDN (a)(d)	12,100,000	12,100,000
(FirstEnergy Generation Corp. Proj.) Series 2008 A, 0.75%, LOC Barclays Bank PLC, VRDN (a)	1,850,000	1,850,000
Series A, 0.95%, LOC Barclays Bank PLC, VRDN (a)(d)	22,700,000	22,700,000
Ohio Wtr. Dev. Auth. Rev. BAN 4% 10/1/09	7,000,000	7,084,721
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. BAN 3% 8/4/09	11,000,000	11,111,243
Perrysburg Gen. Oblig. BAN:
3.5% 11/5/09	2,196,000	2,200,478
3.625% 11/5/09	1,450,000	1,454,441
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 1.33%, LOC JPMorgan Chase Bank, VRDN (a)	12,100,000	12,100,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 2.15%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,930,000	1,930,000
Shaker Heights Gen. Oblig. Bonds 3.65% 4/22/09	2,845,000	2,851,842
Stow Gen. Oblig. BAN 2.25% 5/8/09	10,675,000	10,697,286
Strongsville Gen. Oblig. BAN 3.25% 5/14/09	2,740,000	2,744,465
Sylvania City School District BAN 2% 7/23/09	5,000,000	5,020,746
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	6,800,000	6,800,000
Univ. of Cincinnati Gen. Receipts:
BAN:
Series A, 3.25% 1/14/09	11,000,000	11,001,977
Series E, 2.75% 7/21/09	8,950,000	8,999,867
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts: - continued
Series 2008 B, 1.3%, LOC Bayerische Landesbank, VRDN (a)	$ 24,000,000	$ 24,000,000
Univ. of Toledo Gen. Receipts Series 2008 B, 1.38%, LOC JPMorgan Chase Bank, VRDN (a)	12,450,000	12,450,000
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 1.22%, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 2.7%, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,850,000	3,850,000
		1,132,528,961
Puerto Rico - 0.5%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	3,100,000	3,123,942
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	1,700,000	1,713,129
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	1,600,000	1,612,357
		6,449,428
Texas - 0.5%
Houston Util. Sys. Rev. Series 2004 A, 1.8% 1/5/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	1,565,000	1,565,000
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 1.1%, LOC Compass Bank, VRDN (a)	4,780,000	4,780,000
		6,345,000
Virginia - 0.2%
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 1.17% (Liquidity Facility Wells Fargo & Co.) (a)(f)(g)	2,360,000	2,360,000
Wyoming - 0.2%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.8%, LOC Wells Fargo Bank NA, VRDN (a)	2,260,000	2,260,000
Municipal Securities - continued
	Shares	Value
Other - 1.8%
Fidelity Municipal Cash Central Fund, 1.27% (b)(c)	21,453,000	$ 21,453,000
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,204,796,389)		1,204,796,389
NET OTHER ASSETS - 1.6%		19,439,561
NET ASSETS - 100%		$ 1,224,235,950
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,360,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 1.17% (Liquidity Facility Wells Fargo & Co.)	10/22/08	$ 2,360,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 136,262
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,204,796,389	$ -	$ 1,204,796,389	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,183,343,389)	$ 1,183,343,389
Fidelity Central Funds (cost $21,453,000)	21,453,000
Total Investments (cost $1,204,796,389)		$ 1,204,796,389
Cash		915,731
Receivable for fund shares sold		24,514,127
Interest receivable		4,256,655
Distributions receivable from Fidelity Central Funds		17,770
Prepaid expenses		173,385
Other receivables		53,973
Total assets		1,234,728,030

Liabilities
Payable for investments purchased	$ 1,200,780
Payable for fund shares redeemed	8,425,383
Distributions payable	6,357
Accrued management fee	368,816
Other affiliated payables	452,998
Other payables and accrued expenses	37,746
Total liabilities		10,492,080

Net Assets		$ 1,224,235,950
Net Assets consist of:
Paid in capital		$ 1,223,981,891
Undistributed net investment income		85,181
Accumulated undistributed net realized gain (loss) on investments		168,878
Net Assets, for 1,223,900,940 shares outstanding		$ 1,224,235,950
Net Asset Value, offering price and redemption price per share ($1,224,235,950 ÷ 1,223,900,940 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2008

Investment Income
Interest		$ 26,618,070
Income from Fidelity Central Funds		136,262
Total income		26,754,332

Expenses
Management fee	$ 4,382,028
Transfer agent fees	1,643,114
Accounting fees and expenses	132,288
Custodian fees and expenses	19,447
Independent trustees' compensation	4,980
Registration fees	35,166
Audit	38,301
Legal	4,697
Miscellaneous	141,007
Total expenses before reductions	6,401,028
Expense reductions	(615,974)	5,785,054
Net investment income		20,969,278
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		168,878
Net increase in net assets resulting from operations		$ 21,138,156

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 20,969,278	$ 33,262,767
Net realized gain (loss)	168,878	68,350
Net increase in net assets resulting from operations	21,138,156	33,331,117
Distributions to shareholders from net investment income	(20,968,116)	(33,265,909)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,547,202,576	3,050,431,976
Reinvestment of distributions	20,673,460	32,818,742
Cost of shares redeemed	(3,561,061,911)	(2,822,514,413)
Net increase (decrease) in net assets and shares resulting from share transactions	6,814,125	260,736,305
Total increase (decrease) in net assets	6,984,165	260,801,513

Net Assets
Beginning of period	1,217,251,785	956,450,272
End of period (including undistributed net investment income of $85,181 and undistributed net investment income of $84,365, respectively)	$ 1,224,235,950	$ 1,217,251,785

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.018	.032	.030	.020	.008
Distributions from net investment income	(.018)	(.032)	(.030)	(.020)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.77%	3.22%	3.01%	1.99%	.76%
Ratios to Average Net Assets B, C
Expenses before reductions	.54%	.52%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.54%	.52%	.54%	.54%	.54%
Expenses net of all reductions	.48%	.41%	.40%	.43%	.53%
Net investment income	1.75%	3.17%	2.98%	1.98%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,224,236	$ 1,217,252	$ 956,450	$ 801,905	$ 770,058

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 4, 2008, the Money Market Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009.

The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect. The U.S. Treasury Department has the option to renew the Program through the close of business on September 19, 2009. If extended, the Board of Trustees of the Money Market Fund will determine whether the Money Market Fund should continue participation in the Program and, if so, the Money Market Fund will incur additional participation fees.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and loss deferred due to straddles.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Ohio Municipal Income Fund	$ 439,500,690	$ 7,060,377	$ (23,546,540)	$ (16,486,163)
Fidelity Ohio Municipal Money Market Fund	1,204,796,389	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Ohio Municipal Income Fund	$ 3,334	$ -	$ (227,991)
Fidelity Ohio Municipal Money Market Fund	85,387	-	-

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2008
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 17,431,194	$ -	$ 299,285	$ 17,730,479
Fidelity Ohio Municipal Money Market Fund	20,968,116	-	-	20,968,116
December 31, 2007
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 16,287,205	$ 362,829	$ 1,459,216	$ 18,109,250
Fidelity Ohio Municipal Money Market Fund	33,265,909	-	-	33,265,909

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $98,849,062 and $47,893,467, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Ohio Municipal Income Fund	$ 854

During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity Ohio Municipal Income Fund	$ 6,718	$ 54,501
Fidelity Ohio Municipal Money Market Fund	19,447	596,527

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ohio Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2008, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 20, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-
2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-
present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Ohio Municipal Income Fund	$0
Fidelity Ohio Municipal Money Market Fund	$63,014

During fiscal year ended 2008, 100% of each Fund's income dividends were free from federal income tax, and 1.10% and 38.21% of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated lines for quickest service

OFF-UANN-0209
1.787739.105

Fidelity®
Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Annual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Pennsylvania Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 992.60	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.67	$ 2.49
Fidelity Pennsylvania Municipal Money Market Fund	.52%
Actual		$ 1,000.00	$ 1,008.40	$ 2.63**
HypotheticalA		$ 1,000.00	$ 1,022.52	$ 2.64**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If fees to participate in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds paid in October and December, 2008 (see Note 3 of the Notes to Financial Statements) had been in effect during the entire period, the annualized expense ratio for the Fidelity Pennsylvania Municipal Money Market Fund would have been .54% and the expenses paid in the actual and hypothetical examples above would have been $2.73 and $2.75, respectively.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity PA Municipal Income Fund	-0.77%	2.82%	4.16%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Pennsylvania Municipal Income Fund on December 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® Pennsylvania Municipal Income Fund

Municipal bonds suffered losses during 2008, hurt by a persistent and deepening risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bonds - most rated AAA at the time - came under pressure shortly thereafter in response to investor concerns about the financial strength of bond insurers. All major municipal bond insurers suffered from their exposure to securities backed by subprime mortgages. Supply pressures also weighed on the markets, as issuers scrambled to refinance their debt as the auction-rate securities market - a major source of funding for muni issuers - broke down. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the selling by leveraged investors to cover losses and meet investor redemptions. But in December, munis started to gain strength as investors gravitated toward their attractive valuations. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - declined 2.47%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 5.24%.

For the year ending December 31, 2008, the fund returned -0.77%, and the Barclays Capital Pennsylvania Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned -1.08%. Yield-curve positioning bolstered the fund's relative performance. Specifically, my decision to maintain a larger-than-index stake in intermediate bonds proved beneficial, because they outperformed longer-term securities, in which I was underweighted. Sector selection also bolstered the fund's relative returns, with underweightings in housing and health care bonds - two poor-performing sectors - aiding performance. In contrast, some decisions regarding credit-quality worked against us. In particular, the fund was hurt by its underexposure to prerefunded and escrowed bonds, both of which are backed by U.S. Treasury or other government-guaranteed bonds. These securities were in strong demand as investors flocked to high-quality securities with attractive levels of tax-free yield. The fund also suffered from having a larger-than-index weighting in insured bonds, which came under pressure amid an uncertain outlook for bond insurers. In particular, out-of-index holdings in insured bonds issued in Puerto Rico cost the fund some ground because they were among the investment-grade muni market's worst performers, due to credit weakness driven by the U.S. territory's economic and fiscal challenges.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	28.6	30.6
Transportation	17.2	16.1
Escrowed/Pre-Refunded	12.0	11.3
Education	9.6	9.1
Water & Sewer	9.1	8.4
Weighted Average Maturity as of December 31, 2008
		6 months ago
Years	9.1	6.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2008
6 months ago
Years	6.7	6.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
AAA 0.0%	AAA 23.8%
AA,A 72.6%	AA,A 64.4%
BBB 21.2%	BBB 7.4%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 2.0%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 4.1%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investments December 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 95.9%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5.875% 7/1/35	$ 325,000	$ 235,960
New Jersey/Pennsylvania - 2.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (c)	1,000,000	1,136,940
Series A, 5% 7/1/27 (MBIA Insured)	1,425,000	1,393,052
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,159,990
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	707,119
		6,397,101
Pennsylvania - 92.9%
Allegheny County Series C55, 5.375% 11/1/15 (MBIA Insured)	3,535,000	3,829,041
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (b)	2,545,000	2,379,957
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/11 (MBIA Insured) (b)	2,000,000	2,012,620
5.75% 1/1/12 (MBIA Insured) (b)	3,000,000	3,021,180
5.75% 1/1/14 (MBIA Insured) (b)	3,000,000	2,996,130
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.) Series 2002:
5.125% 3/1/32	1,700,000	1,642,880
5.25% 3/1/32	2,000,000	1,965,660
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	50,000	52,391
Allegheny County Hosp. Dev. Auth. Rev.:
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2006 B, 5% 5/1/09	1,475,000	1,462,079
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,525,000	2,559,567
Series B, 5% 6/15/10	2,000,000	2,032,460
Allegheny County Sanitation Auth. Swr. Rev.:
Series 1991, 0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	2,015,920
Series 2000, 5.5% 12/1/30 (MBIA Insured)	305,000	303,445
Series A, 5% 12/1/30 (MBIA Insured)	3,725,000	3,336,185
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,595,625
6% 3/1/31 (FSA Insured)	1,975,000	2,084,771
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	$ 250,000	$ 249,068
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (b)	1,870,000	1,602,646
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	8,995,984
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,531,150
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (c)	5,000,000	6,561,400
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	1,894,600
5.25% 3/1/27 (FGIC Insured)	2,000,000	1,874,780
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,310,812
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,360,869
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,129,150
6% 11/15/30	3,620,000	3,743,623
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series A:
5% 12/15/09	865,000	843,600
5% 12/15/10	905,000	858,248
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (b)	2,500,000	2,267,900
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,304,729
East Stroudsburg Area School District:
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (c)	2,750,000	3,697,458
Series A, 7.5% 9/1/22	1,000,000	1,188,480
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,148,119
7.75% 4/1/25 (FSA Insured)	875,000	1,015,464
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,766,845
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,187,341
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Hollidaysburg Area School District Series C:
5% 3/15/21 (FSA Insured)	$ 2,205,000	$ 2,285,813
5% 3/15/23 (FSA Insured)	1,015,000	1,029,230
Kennett Consolidated School District Series A:
5.25% 2/15/15 (FGIC Insured)	705,000	758,235
5.25% 2/15/15 (Pre-Refunded to 2/15/13 @ 100) (c)	605,000	679,875
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	977,287
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2003 A, 3.6%, tender 12/1/09 (AMBAC Insured) (a)(b)	2,000,000	1,992,920
Mifflin County School District:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,305,056
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,362,871
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,042,970
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Retirement Cmnty. Proj.) 5% 11/15/09	1,300,000	1,272,505
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,126,708
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	963,940
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,823,115
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	3,300,000	2,319,669
6.375% 11/1/41 (b)	1,300,000	894,283
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (a)(b)	3,500,000	3,499,405
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 7%, tender 11/1/10 (a)(b)	1,500,000	1,505,610
Pennsylvania Gen. Oblig. First Series, 5.25% 2/1/14	125,000	134,480
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	2,200,000	2,239,380
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	1,715,125
(Trustees of the Univ. of Pennsylvania Proj.) Series B, 5.25% 9/1/15	1,000,000	1,132,810
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/17	$ 3,000,000	$ 3,252,300
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,027,600
5.25% 8/1/11 (FSA Insured)	1,000,000	1,031,730
Series 2001 A:
6% 1/15/22	400,000	401,964
6% 1/15/31	1,000,000	951,950
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	520,305
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,123,265
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101) (c)	45,000	51,090
Pennsylvania Pub. School Bldg. Auth. School Rev. (Philadelphia School District Proj.) 5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	3,210,000	3,608,104
Pennsylvania State Univ.:
Series A, 5% 8/15/29	3,945,000	3,914,702
5% 9/1/29	1,550,000	1,538,065
5% 9/1/35	4,485,000	4,343,543
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (MBIA Insured)	3,000,000	2,923,920
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S:
5.625% 6/1/12 (FGIC Insured)	2,000,000	2,164,640
5.625% 6/1/14	3,595,000	3,866,423
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	2,819,090
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	7,722,933
5% 12/1/25 (AMBAC Insured)	7,345,000	7,253,922
5% 12/1/26 (AMBAC Insured)	3,500,000	3,430,875
Series 2008 B1, 5.5% 6/1/33	4,000,000	3,839,080
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,096,880
Philadelphia Arpt. Rev. 5.375% 6/15/11 (FGIC Insured) (b)	3,770,000	3,831,753
Philadelphia Auth. Indl. Dev. Lease Rev. Series A, 5% 10/1/13 (FGIC Insured)	1,500,000	1,516,890
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	$ 1,500,000	$ 1,512,900
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	976,990
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	944,110
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,584,062
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,163,840
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,696,812
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,327,275
Fourth Series, 5.25% 8/1/17 (Pre-Refunded to 8/1/13 @ 100) (c)	2,290,000	2,614,493
Seventh Series, 5% 10/1/37 (AMBAC Insured)	3,000,000	2,279,040
Philadelphia Gen. Oblig.:
Series 2001, 5.25% 9/15/12 (FSA Insured)	2,455,000	2,546,866
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	5,464,080
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series A, 5% 5/15/09	1,000,000	1,011,490
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,556,687
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	948,650
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,078,300
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,917,876
Series 2005 C, 5% 4/15/31 (FGIC Insured)	1,000,000	783,460
Philadelphia School District:
Series 2004 D:
5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	1,800,000	2,063,826
5.25% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	2,785,000	3,210,799
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	2,794,179
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,173,663
Philadelphia Wtr. & Wastewtr. Rev. Series A:
5% 11/1/31 (FGIC Insured)	400,000	356,656
5% 11/1/31 (Pre-Refunded to 11/1/12 @ 100) (c)	720,000	797,630
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series A: - continued
5% 7/1/35	$ 4,130,000	$ 3,654,389
5.375% 11/1/19 (FGIC Insured)	3,000,000	3,090,960
Pittsburgh Gen. Oblig.:
Series A:
5% 9/1/11 (MBIA Insured)	5,020,000	5,216,684
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,632,613
5.5% 9/1/16 (Pre-Refunded to 3/1/12 @ 100) (c)	2,435,000	2,693,280
Series B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,099,360
5.25% 9/1/16 (FSA Insured)	3,000,000	3,126,390
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity) (c)	4,455,000	5,022,790
6.5% 9/1/13 (FGIC Insured)	5,545,000	6,026,251
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,407,906
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,495,200
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	844,392
5.375% 4/1/17 (FSA Insured)	830,000	882,406
5.375% 4/1/18 (FSA Insured)	875,000	924,184
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,043,530
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,782,757
5% 5/1/28 (FSA Insured)	1,000,000	998,700
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,983,997
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	1,979,001
Westmoreland County Gen. Oblig. 0% 8/1/15 (Escrowed to Maturity) (c)	4,290,000	3,557,611
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (a)(b)	2,700,000	2,693,628
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,788,750
0% 8/15/20 (FGIC Insured)	2,500,000	1,275,775
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A: - continued
0% 8/15/22	$ 6,550,000	$ 2,838,508
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	5,525,898
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,875,656
York County School of Technology Auth. Lease Rev. 5.375% 2/15/18 (Pre-Refunded to 2/15/13 @ 100) (c)	1,000,000	1,128,660
		303,507,448
Puerto Rico - 0.9%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	1,000,000	933,820
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	473,030
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	1,500,000	1,468,185
		2,875,035
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $321,439,119)	313,015,544
NET OTHER ASSETS - 4.1%	13,550,251
NET ASSETS - 100%	$ 326,565,795
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 313,015,544	$ -	$ 313,015,544	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (unaudited)
General Obligations	28.6%
Transportation	17.2%
Escrowed/Pre-Refunded	12.0%
Education	9.6%
Water & Sewer	9.1%
Health Care	8.4%
Electric Utilities	8.0%
Others* (individually less than 5%)	7.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $321,439,119)		$ 313,015,544
Cash		9,141,594
Receivable for investments sold		805,288
Receivable for fund shares sold		429,249
Interest receivable		4,006,465
Prepaid expenses		3,316
Other receivables		8,488
Total assets		327,409,944

Liabilities
Payable for fund shares redeemed	$ 187,347
Distributions payable	426,721
Accrued management fee	98,378
Transfer agent fee payable	66,902
Other affiliated payables	21,136
Other payables and accrued expenses	43,665
Total liabilities		844,149

Net Assets		$ 326,565,795
Net Assets consist of:
Paid in capital		$ 335,641,381
Undistributed net investment income		25,237
Accumulated undistributed net realized gain (loss) on investments		(677,248)
Net unrealized appreciation (depreciation) on investments		(8,423,575)
Net Assets, for 31,988,978 shares outstanding		$ 326,565,795
Net Asset Value, offering price and redemption price per share ($326,565,795 ÷ 31,988,978 shares)		$ 10.21

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2008

Investment Income
Interest		$ 14,612,173

Expenses
Management fee	$ 1,212,045
Transfer agent fees	265,196
Accounting fees and expenses	85,609
Custodian fees and expenses	5,157
Independent trustees' compensation	1,365
Registration fees	21,391
Audit	47,572
Legal	2,586
Miscellaneous	1,335
Total expenses before reductions	1,642,256
Expense reductions	(131,207)	1,511,049
Net investment income		13,101,124
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		246,281
Change in net unrealized appreciation (depreciation) on investment securities		(16,604,272)
Net gain (loss)		(16,357,991)
Net increase (decrease) in net assets resulting from operations		$ (3,256,867)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,101,124	$ 12,013,728
Net realized gain (loss)	246,281	1,074,179
Change in net unrealized appreciation (depreciation)	(16,604,272)	(1,361,473)
Net increase (decrease) in net assets resulting from operations	(3,256,867)	11,726,434
Distributions to shareholders from net investment income	(13,097,181)	(12,001,160)
Distributions to shareholders from net realized gain	(724,260)	(1,298,961)
Total distributions	(13,821,441)	(13,300,121)
Share transactions Proceeds from sales of shares	102,929,655	60,277,345
Reinvestment of distributions	9,027,689	9,041,059
Cost of shares redeemed	(83,786,033)	(57,957,753)
Net increase (decrease) in net assets resulting from share transactions	28,171,311	11,360,651
Redemption fees	9,950	2,924
Total increase (decrease) in net assets	11,102,953	9,789,888

Net Assets
Beginning of period	315,462,842	305,672,954
End of period (including undistributed net investment income of $25,237 and undistributed net investment income of $47,896, respectively)	$ 326,565,795	$ 315,462,842
Other Information Shares
Sold	9,806,214	5,643,658
Issued in reinvestment of distributions	865,794	845,339
Redeemed	(8,088,631)	(5,426,350)
Net increase (decrease)	2,583,377	1,062,647

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 10.78	$ 10.80	$ 11.02	$ 11.06
Income from Investment Operations
Net investment income B	.416	.419	.433	.440	.454
Net realized and unrealized gain (loss)	(.497)	(.005)	(.009)	(.148)	.006
Total from investment operations	(.081)	.414	.424	.292	.460
Distributions from net investment income	(.416)	(.419)	(.433)	(.439)	(.452)
Distributions from net realized gain	(.023)	(.045)	(.011)	(.073)	(.048)
Total distributions	(.439)	(.464)	(.444)	(.512)	(.500)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 10.21	$ 10.73	$ 10.78	$ 10.80	$ 11.02
Total Return A	(.77)%	3.94%	4.02%	2.70%	4.28%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.46%	.46%	.42%	.45%	.49%
Net investment income	3.96%	3.92%	4.03%	4.02%	4.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 326,566	$ 315,463	$ 305,673	$ 306,732	$ 297,621
Portfolio turnover rate	17%	19%	19%	26%	14%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 12/31/08	% of fund's investments 6/30/08	% of fund's investments 12/31/07
0 - 30	88.8	90.9	85.5
31 - 90	4.2	1.8	1.5
91 - 180	5.0	1.5	6.5
181 - 397	2.0	5.8	6.5
Weighted Average Maturity
	12/31/08	6/30/08	12/31/07
Fidelity Pennsylvania Municipal Money Market Fund	19 Days	25 Days	31 Days
Fidelity Pennsylvania Tax-Free Money Market Funds Average *	23 Days	22 Days	23 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
Variable Rate Demand Notes (VRDNs) 85.9%	Variable Rate Demand Notes (VRDNs) 82.3%
Commercial Paper (including CP Mode) 4.8%	Commercial Paper (including CP Mode) 2.0%
Tender Bonds 2.3%	Tender Bonds 3.6%
Municipal Notes 1.6%	Municipal Notes 1.7%
Other Investments 5.1%	Other Investments 7.6%
Net Other Assets 0.3%	Net Other Assets 2.8%

Current and Historical Seven Day Yields
	12/29/08	9/29/08	6/30/08	3/31/08	12/31/07
Fidelity Pennsylvania Municipal Money Market Fund	0.82%	5.88%	1.30%	1.97%	2.96%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

* Source: iMoneyNet, Inc.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments December 31, 2008

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount	Value
Georgia - 0.1%
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.95%, LOC Fannie Mae, VRDN (b)	$ 500,000	$ 500,000
Kentucky - 1.0%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 1.45%, LOC Commerzbank AG, VRDN (b)(c)	1,500,000	1,500,000
Series 2008 A, 1.45%, LOC Commerzbank AG, VRDN (b)(c)	1,800,000	1,800,000
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 4%, VRDN (b)(c)	3,400,000	3,400,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 1.05%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(c)	1,800,000	1,800,000
		8,500,000
Nevada - 0.7%
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.:
Series 2005 A1, 1%, LOC Bayerische Landesbank, VRDN (b)(c)	2,700,000	2,700,000
Series 2005 A2, 1%, LOC Bayerische Landesbank, VRDN (b)(c)	2,700,000	2,700,000
		5,400,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 1.5%, LOC Wachovia Bank NA, VRDN (b)	2,000,000	2,000,000
New Jersey/Pennsylvania - 0.7%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 B, 1.2%, LOC TD Banknorth, NA, VRDN (b)	6,000,000	6,000,000
North Carolina - 0.2%
Charlotte Wtr. & Swr. Sys. Rev. Series B, 5.8% (Liquidity Facility Wachovia Bank NA), VRDN (b)	1,800,000	1,800,000
Ohio - 0.4%
Cleveland Arpt. Sys. Rev. Series 2008 B, 2.1%, LOC Wachovia Bank NA, VRDN (b)(c)	900,000	900,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.9%, VRDN (b)(c)	2,800,000	2,800,000
		3,700,000
Municipal Securities - continued
	Principal Amount	Value
Oklahoma - 0.1%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 2.15%, LOC Wachovia Bank NA, VRDN (b)(c)	$ 1,000,000	$ 1,000,000
Pennsylvania - 91.7%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2008 B, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	8,500,000	8,500,000
Allegheny County Series C58A, 1%, LOC JPMorgan Chase Bank, VRDN (b)	700,000	700,000
Allegheny County Arpt. Auth. Rev. Participating VRDN Series Clipper 06 13, 1.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(e)	10,050,000	10,050,000
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 4% 3/1/09	3,000,000	3,008,625
Series 2008 B, 4% 6/15/09	9,690,000	9,781,989
(South Hills Health Sys. Proj.) Series 2000 A, 2%, tender 6/1/09, LOC PNC Bank NA, Pittsburgh (b)	6,750,000	6,750,000
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 1.08%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,250,000	4,250,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.):
Series 2008 A, 1.25%, LOC Allied Irish Banks PLC, VRDN (b)	4,925,000	4,925,000
Series 2008 B, 1.25%, LOC Citizens Bank of Pennsylvania, VRDN (b)	14,495,000	14,495,000
Allegheny County Indl. Dev. Auth. Rev.:
(Union Elec. Steel Co. Proj.) Series 1996 A, 1.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 1.08%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,700,000	2,700,000
Allegheny County Port Auth. Spl. Rev. Bonds Series 1999, 6.375% 3/1/15 (Pre-Refunded to 3/1/09 @ 101) (d)	3,000,000	3,052,802
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 A, 1.05%, LOC Barclays Bank PLC, VRDN (b)	13,000,000	13,000,000
Series 2006 B, 1.35%, LOC Wachovia Bank NA, VRDN (b)	8,340,000	8,340,000
(Pennsylvania Elec. Co. Proj.) Series 2005 B, 1.21%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(c)	10,000,000	10,000,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) 2.03%, LOC Wachovia Bank NA, VRDN (b)	8,600,000	8,600,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 1.1%, LOC Banco Santander SA, VRDN (b)	$ 7,600,000	$ 7,600,000
Bucks County Indl. Dev. Auth. Econ. Dev. Rev. (Law School Admission Council, Inc. Proj.) Series 2003, 0.8%, LOC Allied Irish Banks PLC, VRDN (b)	2,510,000	2,510,000
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 1.2%, LOC TD Banknorth, NA, VRDN (b)	8,500,000	8,500,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 1%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	11,725,000	11,725,000
Series 1998 A2, 1.05%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	3,300,000	3,300,000
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	8,500,000	8,500,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 2%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,385,000	1,385,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 1.1%, LOC Citizens Bank of Pennsylvania, VRDN (b)	24,100,000	24,100,000
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 1%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	7,425,000	7,425,000
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 1.75%, LOC Bank of America NA, VRDN (b)	8,300,000	8,300,000
Delaware County Auth. College Rev. (Haverford College Proj.) 0.5%, VRDN (b)	10,700,000	10,700,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.9%, LOC Citizens Bank of Pennsylvania, VRDN (b)	9,850,000	9,850,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.95%, VRDN (b)	11,700,000	11,700,000
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.7%, VRDN (b)	395,000	395,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 1.08%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,180,000	2,180,000
Huntingdon County Gen. Auth. College Rev. (Juniata College Proj.) Series 2001 A, 1.08%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,310,000	7,310,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Exelon Generation Co. LLC Proj.) Series A, 1.57%, LOC BNP Paribas SA, VRDN (b)(c)	$ 14,340,000	$ 14,340,000
Lancaster County Hosp. Auth. Health Ctr. Rev.:
(Lancaster Gen. Hosp. Proj.) Series 2008, 1.02%, LOC Bank of America NA, VRDN (b)	9,500,000	9,500,000
(Masonic Homes Proj.):
Series 2008 B, 0.9%, LOC Wachovia Bank NA, VRDN (b)	8,400,000	8,400,000
Series 2008 D, 0.9%, LOC JPMorgan Chase Bank, VRDN (b)	25,285,000	25,285,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 2.15%, LOC Wachovia Bank NA, VRDN (b)(c)	600,000	600,000
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) 1.05%, LOC Bank of America NA, VRDN (b)	1,700,000	1,700,000
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 1.1%, LOC Bank of America NA, VRDN (b)	7,500,000	7,500,000
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 0.85%, LOC Bank of New York, New York, VRDN (b)	5,055,000	5,055,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (PECO Energy Proj.) Series 1994 A, 1.35% tender 1/5/09, LOC BNP Paribas SA, CP mode	4,600,000	4,600,000
(Gloria Dei Proj.) Series 2006, 2.01%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,350,000	1,350,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 1.27%, LOC Fannie Mae, VRDN (b)	4,530,000	4,530,000
(Forge Gate Apts. Proj.) Series 2001 A, 1.27%, LOC Fannie Mae, VRDN (b)	4,990,000	4,990,000
(Kingswood Apts. Proj.) Series 2001 A, 1.27%, LOC Fannie Mae, VRDN (b)	6,780,000	6,780,000
Northampton County Indl. Dev. Auth. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 2.2% tender 1/7/09, CP mode (c)	7,700,000	7,700,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	2,487,000	2,487,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Bonds (PSEG Pwr. LLC Proj.) 4%, tender 1/15/09 (b)(c)	6,900,000	6,900,000
(Amtrak Proj.) Series B, 1.15%, LOC JPMorgan Chase Bank, VRDN (b)(c)	20,910,000	20,910,000
(FirstEnergy Corp. Proj.) Series A, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	4,800,000	4,800,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.: - continued
(Shippingport Proj.) Series A, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	$ 10,100,000	$ 10,100,000
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. Series 2007 A, 2% 2/12/09, CP	7,000,000	7,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(AMC Delancey Traditions of Hershey Partners, LP Proj.) Series 2006, 1.35%, LOC Citizens Bank of Pennsylvania, VRDN (b)(c)	6,000,000	6,000,000
(Westrum Hanover, LP Proj.) Series 2004, 1.35%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (b)(c)	7,350,000	7,350,000
(Westrum Harleysville II, LP Proj.) Series 2005, 1.35%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (b)(c)	11,535,000	11,535,000
Series 2002 B5, 1.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	5,200,000	5,200,000
Series 2002 B6, 1.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	700,000	700,000
Series 2004 D2, 1.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,500,000	1,500,000
Series 2004 D6, 1.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	2,100,000	2,100,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 1.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	3,700,000	3,700,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 1.45%, LOC Bank of America NA, VRDN (b)(c)	9,500,000	9,500,000
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.):
Series 1986 A, 1%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	8,020,000	8,020,000
Series 1996 C, 1%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	5,855,000	5,855,000
Pennsylvania Gen. Oblig.:
Bonds:
First Series, 5.25% 2/1/09	14,600,000	14,649,141
Second Series 1992, 6% 7/1/09	4,375,000	4,464,232
Second Series:
5.25% 1/1/09	2,720,000	2,720,000
5.25% 10/15/09	6,600,000	6,771,129
Participating VRDN:
Series BBT 08 1, 1.18% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig.: - continued
Participating VRDN:
Series Putters 3250, 1.18% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 4,700,000	$ 4,700,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 1.27%, LOC UniCredit SpA, VRDN (b)	10,620,000	10,620,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series B, 1.18%, LOC Landesbank Hessen-Thuringen, VRDN (b)	11,405,000	11,405,000
(Holy Family Univ. Proj.) Series 2008, 1.2%, LOC TD Banknorth, NA, VRDN (b)	5,000,000	5,000,000
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 1.1%, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,300,000	8,300,000
(Mercyhurst College Proj.) Series 12, 1.08%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	625,000	625,000
(Philadelphia Univ. Proj.) Series 2004 B, 2.03%, LOC Wachovia Bank NA, VRDN (b)	3,895,000	3,895,000
(St. Joseph's Univ. Proj.) Series 2008 B, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,000,000	4,000,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 1.25%, LOC Citizens Bank of Pennsylvania, VRDN (b)	9,100,000	9,100,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Bonds:
Series 2008 101A, 2.35%, tender 3/27/09 (b)(c)	2,700,000	2,700,000
Series 2008 101B, 2.15%, tender 3/27/09 (b)	3,260,000	3,260,000
Participating VRDN:
Series BA 08 1118, 1.45% (Liquidity Facility Bank of America NA) (b)(c)(e)	4,225,000	4,225,000
Series Merlots 07 C50, 1.1% (Liquidity Facility Bank of New York, New York) (b)(c)(e)	9,290,000	9,290,000
Series Putters 1213 B, 1.33% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(e)	2,515,000	2,515,000
Series Putters 3212, 1.18% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,515,000	4,515,000
Series 2002 74A, 1.05% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	2,600,000	2,600,000
Series 2002 75A, 1.05% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	8,100,000	8,100,000
Series 2003 77B, 1.05% (Liquidity Facility BNP Paribas SA), VRDN (b)(c)	11,575,000	11,575,000
Series 2003 79B, 1.05% (Liquidity Facility BNP Paribas SA), VRDN (b)(c)	6,450,000	6,450,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2004 81C, 1.05% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	$ 5,000,000	$ 5,000,000
Series 2004 85C, 1.05% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(c)	500,000	500,000
Series 2006 92B, 1.05% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(c)	30,270,000	30,270,000
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B2, 1.2%, LOC Bank of America NA, VRDN (b)	8,300,000	8,300,000
Philadelphia Arpt. Rev. Series 2005 C, 0.8%, LOC TD Banknorth, NA, VRDN (b)(c)	8,500,000	8,500,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Svcs. Proj.) Series 2003, 0.95%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,125,000	8,125,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series A, 1.05% (Liquidity Facility Bank of America NA), VRDN (b)	2,600,000	2,600,000
Philadelphia School District:
Series 2008 A1, 1.15%, LOC Bank of America NA, VRDN (b)	8,000,000	8,000,000
Series 2008 A3, 1.2%, LOC Bank of America NA, VRDN (b)	15,000,000	15,000,000
Series 2008 B1, 2%, LOC Wachovia Bank NA, VRDN (b)	1,380,000	1,380,000
Series 2008 B4, 2%, LOC Wachovia Bank NA, VRDN (b)	2,500,000	2,500,000
Series 2008 C1, 1.2%, LOC Commerce Bank NA, VRDN (b)	16,600,000	16,600,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (WPS Westwood Generation, LLC Proj.) 1.4%, VRDN (b)	7,600,000	7,600,000
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 1.08%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	285,000	285,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 1.08%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,500,000	6,500,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
Bonds (Univ. Cap. Proj.):
Series 2005 A, 0.75% tender 4/7/09, CP mode	8,750,000	8,750,000
Series 2005 C, 0.85% tender 5/6/09, CP mode	10,000,000	10,000,000
(Univ. Cap. Proj.):
Series 2000 B, 0.79% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	5,000,000	5,000,000
Series 2000 C:
0.79% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	1,500,000	1,500,000
0.79% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	6,200,000	6,200,000
Washington County Auth. Rev. 0.75%, VRDN (b)	8,215,000	8,215,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Wilkens Area Indl. Dev. Auth. Rev. (Fairview Extended Care Proj.) Series B, 1.1%, LOC Bank of America NA, VRDN (b)	$ 15,000	$ 15,000
York County Gen. Oblig. TRAN 2% 4/30/09 (a)	6,665,000	6,688,328
York County Indl. Dev. Auth. Rev. (York Container Co. Proj.) 1.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	10,000,000	10,000,000
York County Indl. Poll. Cont. Rev. Bonds (Exelon Generation Co. Proj.) Series 1993 A, 1.1% tender 2/6/09, LOC BNP Paribas SA, CP mode	2,000,000	2,000,000
		778,748,246
Puerto Rico - 3.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series BA 07 325, 1.75% (Liquidity Facility Bank of America NA) (b)(e)	18,830,000	18,830,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 1.05%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	1,900,000	1,900,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	2,670,000	2,690,621
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	2,200,000	2,218,989
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	1,100,000	1,108,495
		26,748,105
Texas - 1.0%
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 1.1%, LOC JPMorgan Chase Bank, VRDN (b)	4,875,000	4,875,000
Houston Util. Sys. Rev. Series 2004 A, 1.8% 1/5/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	2,000,000	2,000,000
Mesquite Independent School District Series A, 1.25% (Permanent School Fund of Texas Guaranteed), VRDN (b)	1,665,000	1,665,000
		8,540,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - 0.4%
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 2.2%, LOC Wachovia Bank NA, VRDN (b)(c)	$ 3,190,000	$ 3,190,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $846,126,351)		846,126,351
NET OTHER ASSETS - 0.3%		2,810,173
NET ASSETS - 100%		$ 848,936,524
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 846,126,351	$ -	$ 846,126,351	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $846,126,351)		$ 846,126,351
Cash		3,322,111
Receivable for fund shares sold		10,334,805
Interest receivable		2,289,638
Prepaid expenses		114,193
Other receivables		39,434
Total assets		862,226,532

Liabilities
Payable for investments purchased Regular delivery	$ 1,175,432
Delayed delivery	6,688,328
Payable for fund shares redeemed	5,062,633
Distributions payable	9,625
Accrued management fee	353,768
Other affiliated payables	222
Total liabilities		13,290,008

Net Assets		$ 848,936,524
Net Assets consist of:
Paid in capital		$ 848,875,046
Undistributed net investment income		84,888
Accumulated undistributed net realized gain (loss) on investments		(23,410)
Net Assets, for 848,822,007 shares outstanding		$ 848,936,524
Net Asset Value, offering price and redemption price per share ($848,936,524 ÷ 848,822,007 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2008

Investment Income
Interest		$ 18,729,602

Expenses
Management fee	$ 4,098,747
Independent trustees' compensation	3,418
Miscellaneous	96,747
Total expenses before reductions	4,198,912
Expense reductions	(389,427)	3,809,485
Net investment income		14,920,117
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		21,150
Net increase in net assets resulting from operations		$ 14,941,267

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 14,920,117	$ 20,214,016
Net realized gain (loss)	21,150	51,230
Net increase in net assets resulting from operations	14,941,267	20,265,246
Distributions to shareholders from net investment income	(14,920,660)	(20,213,270)
Distributions to shareholders from net realized gain	(75,788)	-
Total distributions	(14,996,448)	(20,213,270)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,842,169,872	2,164,843,353
Reinvestment of distributions	14,678,536	19,877,983
Cost of shares redeemed	(2,728,271,176)	(2,003,595,434)
Net increase (decrease) in net assets and shares resulting from share transactions	128,577,232	181,125,902
Total increase (decrease) in net assets	128,522,051	181,177,878

Net Assets
Beginning of period	720,414,473	539,236,595
End of period (including undistributed net investment income of $84,888 and undistributed net investment income of $85,431, respectively)	$ 848,936,524	$ 720,414,473

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.018	.032	.030	.020	.008
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.018	.032	.030	.020	.008
Distributions from net investment income	(.018)	(.032)	(.030)	(.020)	(.008)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	(.018)	(.032)	(.030)	(.020)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.85%	3.25%	3.05%	2.02%	.81%
Ratios to Average Net Assets B
Expenses before reductions	.51%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.46%	.40%	.38%	.41%	.48%
Net investment income	1.82%	3.20%	3.02%	2.02%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 848,937	$ 720,414	$ 539,237	$ 426,387	$ 331,836

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

For the Income Fund, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 4, 2008, the Money Market Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect. The U.S. Treasury Department has the option to renew the Program through the close of business on September 19, 2009. If extended, the Board of Trustees of the Money Market Fund will determine whether the Money Market Fund should continue participation in the Program and, if so, the Money Market Fund will incur additional participation fees.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due market discount, deferred trustees compensation, losses deferred due to wash sales, futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 321,696,533	$ 5,781,189	$ (14,462,178)	$ (8,680,989)
Fidelity Pennsylvania Municipal Money Market Fund	846,126,351	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Pennsylvania Municipal Income Fund	-	-	-
Fidelity Pennsylvania Municipal Money Market Fund	85,107	-	-

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2008
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 13,097,181	$ -	$ 724,260	$ 13,821,441
Fidelity Pennsylvania Municipal Money Market Fund	14,920,660	-	75,788	14,996,448
December 31, 2007
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 12,001,160	$ 141,061	$ 1,157,900	$ 13,300,121
Fidelity Pennsylvania Municipal Money Market Fund	20,213,370	-	-	20,213,270

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $71,920,137 and $54,594,298, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was.37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of.50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 642

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Income Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Pennsylvania Municipal Income Fund	$ 5,157	$ 124,628	$ 1,422

In addition, through an arrangement with the Money Market Fund's custodian and transfer agent, $389,427 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Pennsylvania Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Pennsylvania Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2008, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 20, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-
present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Pennsylvania Municipal Income Fund	$681,799
Fidelity Pennsylvania Municipal Money Market Fund	$0

During fiscal year ended 2008, 100% of each fund's income dividends were free from federal income tax, and 11.05% of Fidelity Pennsylvania Municipal Income Fund and 44.22% of Fidelity Pennsylvania Municipal Money Market Fund income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

PFR-UANN-0209
1.787740.105

Fidelity®
Short-Intermediate
Municipal Income Fund

Annual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Semia

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Short-Intermediate Municipal Income's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Short-Intermediate Municipal Income	3.50%	2.74%	3.66%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Short-Intermediate Municipal Income, a class of the fund, on December 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® Short-Intermediate Municipal Income Fund

Municipal bonds suffered losses during 2008, hurt by a persistent and deepening risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bonds - most rated AAA at the time - came under pressure shortly thereafter in response to investor concerns about the financial strength of bond insurers. All major municipal bond insurers suffered from their exposure to securities backed by subprime mortgages. Supply pressures also weighed on the markets, as issuers scrambled to refinance their debt as the auction-rate securities market - a major source of funding for muni issuers - broke down. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the selling by leveraged investors to cover losses and meet investor redemptions. But in December, munis started to gain strength as investors gravitated toward their attractive valuations. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - declined 2.47%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 5.24%.

For the year ending December 31, 2008, the fund's Retail Class shares returned 3.50% and the Barclays Capital 1-6 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - gained 5.38%. The fund's underperformance of the benchmark stemmed in part from its underexposure to muni bonds backed by U.S. Treasuries and other government-guaranteed securities, namely prerefunded and escrowed bonds. These securities were in strong demand as investors flocked to very high-quality securities with attractive levels of tax-free yield. Yield-curve positioning also worked against us. Specifically, the fund lost ground because of my decision to overweight five- to 10-year bonds, which underperformed shorter securities as interest rates declined. The fund also suffered from having a larger-than-index weighting in lower-quality investment-grade securities - particularly health care bonds - which suffered as investor demand for them waned amid a global flight to quality. On the plus side, the fund was helped by its underweightings in housing and tobacco bonds, two of the muni market's laggards which were hurt primarily by the overall downturn in lower-quality bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	.75%
Actual		$ 1,000.00	$ 1,018.60	$ 3.81
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.81
Class T	.74%
Actual		$ 1,000.00	$ 1,019.70	$ 3.76
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.76
Class B	1.43%
Actual		$ 1,000.00	$ 1,016.10	$ 7.25
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.25
Class C	1.50%
Actual		$ 1,000.00	$ 1,014.80	$ 7.60
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.61
Short-Intermediate Municipal Income	.49%
Actual		$ 1,000.00	$ 1,020.90	$ 2.49
Hypothetical A		$ 1,000.00	$ 1,022.67	$ 2.49
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,019.80	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.57	$ 2.59

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
New York	16.5	17.0
Texas	10.5	11.0
California	7.9	10.2
Illinois	7.6	7.9
New Jersey	5.0	5.5
Top Five Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.2	42.0
Special Tax	9.9	10.5
Escrowed/Pre-Refunded	9.5	14.4
Electric Utilities	9.0	8.8
Health Care	7.8	7.8
Weighted Average Maturity as of December 31, 2008
		6 months ago
Years	3.5	3.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2008
6 months ago
Years	2.6	2.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
AAA 6.6%	AAA 24.3%
AA,A 75.7%	AA,A 68.8%
BBB 7.9%	BBB 4.4%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 2.9%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 6.7%	Short-Term Investments and Net Other Assets 0.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 93.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.6%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	$ 1,100	$ 1,074
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series 2002 B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (f)	10,000	10,947
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/11	1,000	997
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (MBIA Insured) (e)	4,000	4,092
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (f)	3,900	4,185
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (f)	2,070	2,227
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	5,000	5,035
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/09	500	491
5% 12/1/10	855	821
5% 12/1/12	750	686
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,178
		31,733
Alaska - 0.3%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (e)(f)	3,285	3,428
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (f)	2,500	2,687
		6,115
Arizona - 2.2%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,450
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,009
Series 2008 D:
5% 1/1/13	3,250	3,264
5% 1/1/14	2,000	1,989
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 C, 5% 9/1/09 (FSA Insured)	$ 1,115	$ 1,139
Series 2008, 5.5% 9/1/13	18,780	20,362
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (b)	3,000	3,051
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (FGIC Insured)	1,500	1,575
5% 7/1/15 (FGIC Insured)	1,645	1,790
		44,629
California - 7.9%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.25% 5/1/12	6,000	6,394
California Econ. Recovery Series 2004 A:
5.25% 1/1/11	6,500	6,826
5.25% 7/1/13	2,440	2,650
5.25% 7/1/13	2,400	2,606
California Gen. Oblig.:
5% 2/1/11	4,000	4,150
5% 2/1/11	785	815
5% 10/1/11	1,650	1,728
5% 2/1/12	1,650	1,734
5% 3/1/12	15,000	15,775
5% 9/1/12	1,700	1,794
5% 10/1/12	12,600	13,301
5% 11/1/13	10,000	10,605
5.25% 9/1/10	18,050	18,673
5.25% 2/1/11	2,465	2,570
5.5% 3/1/11 (FGIC Insured)	3,210	3,368
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	2,775	2,911
6.5% 9/1/10	1,760	1,857
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,850	2,621
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,021
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.) Series 2003 C, 3.9%, tender 12/1/11 (b)	2,100	2,179
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	2,300	1,926
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	$ 1,335	$ 1,468
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	1,400	1,368
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,221
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (f)	3,030	3,380
Series 2007 A1, 5% 6/1/12	2,570	2,453
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2002 E, 5.5% 7/1/14 (MBIA Insured)	4,400	4,743
Series E, 5% 7/1/11	6,075	6,440
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	2,025	1,795
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (b)	3,655	3,504
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,235	5,412
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,905
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (b)	985	916
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (f)(g)	8,230	8,507
Series K, 5% 5/15/10	4,655	4,875
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (b)	3,170	3,220
		158,711
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,154
5% 11/15/11 (Escrowed to Maturity) (f)	120	130
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 F:
5% 11/15/12	$ 380	$ 387
5% 11/15/12 (Escrowed to Maturity) (f)	845	930
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	578
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (e)	2,000	2,000
		6,179
Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (f)	5,000	5,399
Series 2006 F, 5% 12/1/11	23,100	24,949
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,815
		35,163
District Of Columbia - 0.7%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	3,600	3,243
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/09 (FSA Insured)	1,100	1,114
5% 8/15/15 (FSA Insured)	1,500	1,534
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	8,325
		14,216
Florida - 4.3%
Brevard County School Board Ctfs. of Prtn. Series 1996 A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,824
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,790
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	4,025	4,118
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,414
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	9,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	$ 7,550	$ 7,098
Series 2005 A, 5% 11/15/10	1,000	1,019
Series G:
5% 11/15/09	420	428
5% 11/15/09 (Escrowed to Maturity) (f)	15	15
5% 11/15/10	385	392
5% 11/15/10 (Escrowed to Maturity) (f)	15	16
5% 11/15/11	675	689
5% 11/15/11 (Escrowed to Maturity) (f)	25	27
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,002
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,315
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (b)	1,500	1,539
Series 2007 B, 5.15%, tender 9/1/13 (b)	1,750	1,683
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,491
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,018
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,108
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,947
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (b)	2,000	2,016
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,540
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,294
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
3.5% 10/1/09	990	998
4.625% 10/1/12	1,110	1,082
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 1992, 5.75% 11/15/12 (FSA Insured)	2,615	2,618
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	$ 1,825	$ 1,892
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,684
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	9,000	9,550
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,547
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 3%, tender 10/1/09, LOC SunTrust Banks, Inc. (b)	1,000	1,007
		85,345
Georgia - 2.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) 6.75%, tender 4/1/12 (b)	7,600	7,669
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,518
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,518
Henry County School District Series 2007 A, 5% 4/1/10	10,000	10,424
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	4,000	3,643
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (b)	5,200	5,158
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (MBIA Insured) (b)	5,705	5,755
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5% 1/1/13	2,000	2,101
5% 1/1/14	3,000	3,159
Walton County Series 2007:
5% 1/1/10 (FGIC Insured)	2,000	2,065
5% 1/1/11 (FGIC Insured)	3,000	3,136
		56,146
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,850	4,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	$ 3,040	$ 3,215
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (f)	170	182
		7,457
Illinois - 7.6%
Chicago Board of Ed. Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,423
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (FGIC Insured)	7,200	5,154
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (f)	825	907
5.25% 1/1/12 (FSA Insured)	175	190
Chicago Midway Arpt. Rev. Series 2004 B:
5% 1/1/10 (AMBAC Insured)	1,225	1,251
5% 1/1/11 (AMBAC Insured)	3,625	3,739
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/10 (AMBAC Insured) (e)	2,900	2,961
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,645
5% 1/1/13 (FSA Insured)	4,000	4,179
Series A, 5% 1/1/12 (MBIA Insured)	1,165	1,216
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,651
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	6,061
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2004 A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,016
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/10	1,705	1,760
5% 6/1/13	3,765	3,997
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,648
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (b)(e)	5,500	5,408
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/09	1,805	1,805
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,986
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	$ 12,800	$ 12,855
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (b)	3,250	3,325
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,170
Illinois Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,528
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	771
5% 7/1/13	415	426
5% 7/1/15	1,000	1,016
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (MBIA Insured)	3,075	3,054
5% 11/1/16 (MBIA Insured)	1,700	1,652
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,614
First Series, 5.5% 8/1/10	1,495	1,565
Series 2002, 5.375% 7/1/11 (MBIA Insured)	6,745	7,223
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (f)	1,000	1,056
Illinois Health Facilities Auth. Rev.:
(Delnor Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,393
5% 5/15/16 (FSA Insured)	2,325	2,463
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (f)	8,500	9,203
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,903
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,481
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (f)	1,600	1,787
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,498
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,188
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (MBIA Insured)	$ 2,725	$ 2,289
Series 2002 A, 0% 6/15/14 (FGIC Insured)	9,325	7,618
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (f)	5,000	4,877
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,296
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,407
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,450
Univ. of Illinois Univ. Revs.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (MBIA Insured)	5,050	5,351
0% 4/1/14	2,350	1,929
		151,385
Indiana - 2.6%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,058
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/10 (FSA Insured)	1,835	1,903
5% 1/15/11 (FSA Insured)	1,910	1,994
5% 1/15/12 (FSA Insured)	1,990	2,108
Series 2005 A:
5% 1/10/10 (FSA Insured)	1,750	1,819
5.25% 7/10/11 (FSA Insured)	2,295	2,428
5.25% 1/10/12 (FSA Insured)	1,355	1,445
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,063
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (b)	5,000	5,039
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A3, 5%, tender 7/1/11 (b)	4,100	4,182
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,836
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (f)	5,000	5,621
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	$ 1,405	$ 1,425
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (MBIA Insured)	3,000	3,021
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (MBIA Insured)	1,000	1,059
5.25% 7/15/11 (MBIA Insured)	1,020	1,092
5.25% 1/15/12 (MBIA Insured)	1,045	1,130
5.25% 7/15/12 (MBIA Insured)	1,075	1,172
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (MBIA Insured)	1,585	1,733
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,058
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (b)	1,600	1,668
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (MBIA Insured)	1,065	1,129
5.25% 7/15/11 (MBIA Insured)	1,125	1,206
5.25% 1/15/12 (MBIA Insured)	1,150	1,246
		51,435
Kansas - 0.1%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	554
5.25% 11/15/12	680	686
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (b)	1,600	1,565
		2,805
Kentucky - 0.4%
Kenton County Arpt. Board Arpt. Rev. Series 2003 B, 5% 3/1/09 (MBIA Insured) (e)	1,185	1,188
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,007
		7,195
Louisiana - 0.2%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	$ 2,060	$ 2,238
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,580
		4,867
Maryland - 2.3%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	717
5% 7/1/11 (AMBAC Insured)	1,985	2,098
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series 2007 A, 4.5% 4/1/09	305	302
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	20,000	21,930
First Series 2008, 5% 3/1/12	10,000	10,896
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,291
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,424
5% 7/1/14	3,500	3,520
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5.25% 5/15/10 (MBIA Insured)	1,535	1,607
		45,785
Massachusetts - 2.9%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,008
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	3,000	3,181
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (f)	2,570	2,667
Series 2000 A, 6% 2/1/10	2,500	2,624
Series 2001 A, 5.5% 1/1/11	5,000	5,331
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,495	2,748
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,195
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (e)	1,000	649
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/12 (FSA Insured)	3,300	3,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (f)	$ 19,000	$ 20,486
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (f)	5,000	5,391
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (f)	8,350	9,142
		57,931
Michigan - 2.6%
Allegan Pub. School District Series 2008, 5% 5/1/12 (MBIA Insured)	1,590	1,720
Chelsea School District 5% 5/1/13 (MBIA Insured)	1,750	1,915
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,265
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,282
Detroit Swr. Disp. Rev.:
Series 2006 D, 3.201% 7/1/32 (b)	4,095	2,213
Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (f)	2,000	2,101
DeWitt Pub. Schools 5% 5/1/10 (MBIA Insured)	1,280	1,321
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,207
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,420
5% 5/1/13 (FSA Insured)	1,305	1,439
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,000	2,018
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,611
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/09	2,705	2,786
5.5% 10/15/13	2,200	2,331
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,735	2,941
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,185
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,664
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,347
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (f)	$ 2,260	$ 2,599
Royal Oak City School District 5% 5/1/12	2,000	2,166
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,064
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,238
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,267
		51,100
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	476
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	995
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,030
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/09	250	247
5% 5/15/10	200	192
5% 5/15/11	300	280
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	250	237
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	995
		5,452
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (b)(e)	1,100	1,000
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,098
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	1,000	1,017
5% 8/15/11	1,000	1,004
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,183
		5,302
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.7%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (b)	$ 6,600	$ 6,710
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,386
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (FGIC Insured)	1,850	1,884
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,397
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,036
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	943
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (f)	1,050	1,171
		14,527
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (b)	5,675	5,637
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,036
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,757
		9,793
Nevada - 3.8%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/09 (AMBAC Insured) (e)	2,700	2,723
5% 7/1/10 (AMBAC Insured) (e)	1,225	1,242
5% 7/1/11 (AMBAC Insured) (e)	1,790	1,790
Series 2008 E:
5% 7/1/14	2,905	3,045
5% 7/1/15	3,500	3,672
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,296
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,450
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,693
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District: - continued
Series 1998, 5.5% 6/15/13 (FSA Insured)	$ 5,000	$ 5,503
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (f)	1,600	1,704
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,352
Series 2002 C, 5% 6/15/10 (MBIA Insured)	1,075	1,122
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	22,786
Lyon Co. School District Gen. Oblig. Series 2006, 5% 6/1/09	695	707
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	4,015	4,253
Washoe County School District Gen. Oblig. Series 2004 B, 5% 6/1/10 (MBIA Insured)	2,410	2,506
		75,844
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (b)(e)	2,500	2,538
3.5%, tender 2/1/09 (b)(e)	2,000	1,999
		4,537
New Jersey - 5.0%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 B, 5.25% 2/15/09	1,250	1,246
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (MBIA Insured)	7,470	8,294
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	7,000	7,538
Series 2008 W, 5% 3/1/15	10,000	10,686
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,477
New Jersey Tpk. Auth. Tpk. Rev. Series 2000 A, 6% 1/1/11 (MBIA Insured)	21,785	23,062
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,769
6.5% 6/15/11 (MBIA Insured)	5,000	5,441
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series C, 5.5% 12/15/10 (FSA Insured)	$ 25,000	$ 26,276
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (f)	7,000	7,236
		100,025
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2003, 5% 7/1/09	5,170	5,256
New Mexico - 0.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,219
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (b)	1,900	1,898
		3,117
New York - 16.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	935
Grand Central District Mgmt. Assoc., Inc. Series 2004:
5% 1/1/10	1,200	1,243
5% 1/1/12	1,175	1,252
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2006 F, 5% 5/1/11 (MBIA Insured)	10,000	10,329
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,522
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,094
Series 2000 A, 6.5% 5/15/11	155	164
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,040
Series 2002 A1, 5.25% 11/1/14	600	630
Series 2002 B, 5.75% 8/1/14	1,000	1,072
Series 2003 F, 5.5% 12/15/11	7,485	7,999
Series 2005 C, 5% 8/1/12	19,770	20,975
Series 2005 D, 5% 8/1/12	4,925	5,225
Series 2005 F1, 5% 9/1/15	3,560	3,805
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,437
Series 2005 K:
5% 8/1/11	3,965	4,164
5% 8/1/12	4,360	4,626
Series 2005 O, 5% 6/1/12	7,525	7,973
Series 2008 E, 5% 8/1/12	5,000	5,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (f)	$ 10,000	$ 10,605
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	3,500	3,668
6% 11/1/28 (a)	44,300	47,013
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,202
Series B, 5% 11/1/11	12,905	13,763
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,730
5.75% 7/1/13 (AMBAC Insured)	1,000	1,066
Series C, 7.5% 7/1/10	8,560	8,962
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/14	7,295	7,739
5% 8/15/14	7,755	8,269
Series 2002 B, 5.25%, tender 5/15/12 (b)	13,000	13,155
Series 2008 B, 5% 7/1/15	30,000	31,946
New York Local Govt. Assistance Corp. Series 2007 A, 5% 4/1/11	20,000	21,219
New York Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/10	1,485	1,532
5% 11/15/11	2,750	2,866
Series 2008 B2, 5%, tender 11/15/12 (b)	7,300	7,451
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A, 5% 4/1/13	2,600	2,786
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,561
New York Urban Dev. Corp. Rev. Series 2005 A, 5% 1/1/12	5,015	5,247
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	2,450	2,028
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	6,295	6,831
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	3,965	3,983
5.5% 6/1/17	6,000	6,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 B1C:
5.5% 6/1/15	$ 1,300	$ 1,317
5.5% 6/1/17	4,200	4,244
Series 2004 B1, 5% 6/1/09	3,800	3,840
Series A1:
5% 6/1/10	1,325	1,353
5.25% 6/1/13	7,780	7,784
		329,013
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,200	1,209
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,157
		5,366
North Carolina - 0.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/10	250	258
5% 1/15/11	750	767
5% 1/15/12	400	412
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,611
5% 11/1/15 (FSA Insured)	1,600	1,706
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/10	3,000	3,029
Series 2003 D, 5.375% 1/1/10	3,730	3,761
North Carolina Grant Anticipation Rev. Series 2007, 5% 3/1/11	5,000	5,302
		16,846
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,616
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,816
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,537
		4,969
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	$ 1,000	$ 1,007
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	8,908
Cleveland Pub. Pwr. Sys. Rev. Series 1994 A:
0% 11/15/09 (Escrowed to Maturity) (f)	1,050	1,039
0% 11/15/09 (MBIA Insured)	1,200	1,177
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (b)	2,700	2,678
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	9,000	9,008
Series 2008 A, 7.125%, tender 6/1/10 (b)(e)	7,500	7,500
Ohio Gen. Oblig. (Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	4,495	4,963
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,029
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	1,954
5% 12/1/13	875	872
5% 12/1/14	2,275	2,231
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,029
		45,395
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	930
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,641
Norman Reg'l. Hosp. Auth. Hosp. Rev. Series 2007, 5% 9/1/12 (Radian Asset Assurance, Inc. Insured)	1,035	1,006
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,683
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	430	443
		13,703
Oregon - 0.4%
Beaverton Wtr. Rev. Series 2004 B, 5% 6/1/10 (FSA Insured)	1,210	1,254
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B:
5% 5/1/09 (FSA Insured)	$ 600	$ 607
5% 5/1/11 (FSA Insured)	1,000	1,050
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (MBIA Insured)	5,000	5,287
		8,198
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,300	1,309
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,754
Series 2008 B, 5% 6/15/14	1,385	1,403
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (MBIA Insured)	1,495	1,586
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,502
5% 12/15/11	2,835	2,611
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2003 A, 3.6%, tender 12/1/09 (AMBAC Insured) (b)(e)	10,000	9,965
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (b)(e)	2,100	2,100
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	2,750	2,848
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,708
5% 8/1/12 (FSA Insured)	5,000	5,229
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,790
5% 12/15/15 (FSA Insured)	5,000	5,379
5% 12/15/16 (FSA Insured)	7,275	7,796
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,533
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,534
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	$ 1,600	$ 1,633
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (f)	2,355	2,140
		70,047
Puerto Rico - 1.0%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	1,966
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000	959
Series B, 5% 12/1/10	8,000	7,830
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,613
Series Q, 5% 6/1/11	4,825	4,702
		21,070
Rhode Island - 0.1%
Providence Spl. Oblig. Series 2005 E:
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	1,315	1,326
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,170
		2,496
South Carolina - 0.5%
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/10 (AMBAC Insured)	1,450	1,512
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,527
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2006, 5% 12/1/09	550	567
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,114
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,119
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. Series 2004, 5% 7/1/09 (FSA Insured)	1,000	1,016
		10,855
Tennessee - 0.7%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/09	7,185	7,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (f)	$ 2,005	$ 2,100
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,012
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,069
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2003 A, 4.5% 9/1/09 (MBIA Insured)	1,685	1,706
		13,941
Texas - 10.5%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,563
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,858
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,178
Series 2006 B:
6% 1/1/12	500	447
6% 1/1/13	1,270	1,094
Austin Elec. Util. Sys. Rev. Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,127
5% 11/15/11 (FSA Insured)	4,000	4,288
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (MBIA Insured)	5,130	5,036
0% 11/15/10 (MBIA Insured)	5,300	5,060
Bexar County Gen. Oblig. Series 2004 A, 5% 6/15/10 (FSA Insured)	1,000	1,047
Birdville Independent School District:
Series 2003, 5% 2/15/10	1,300	1,354
0% 2/15/11	5,000	4,754
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,532
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,982
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,622
College Station Independent School District Series 2004, 5% 2/15/10	1,000	1,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	$ 3,065	$ 3,275
Fort Bend Independent School District Series 2005, 5%, tender 8/15/09 (b)	5,000	5,083
Fort Worth Independent School District Series 2005, 5% 2/15/12	1,500	1,624
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,777
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,100
5% 8/15/14	1,075	1,188
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,727
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,242
5.25% 4/15/12 (FSA Insured)	2,000	2,186
Houston Gen. Oblig.:
Series 2007 B, 5% 3/1/12 (MBIA Insured)	3,575	3,842
Series A, 5% 3/1/13 (MBIA Insured)	7,500	8,161
Houston Util. Sys. Rev.:
Series 2004 A, 5.25% 5/15/10 (MBIA Insured)	2,835	2,943
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,805
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (b)	5,100	5,326
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,180
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,613
Series 2004, 5% 2/15/10 (MBIA Insured)	1,845	1,915
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,368
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (b)	1,750	1,827
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (b)	5,000	4,982
Northside Independent School District Series 2007 A, 3.78%, tender 6/1/09 (b)	5,000	5,043
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (b)	1,000	820
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. Series 2001, 5% 4/1/10 (FSA Insured)	1,630	1,680
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (f)	$ 5,000	$ 5,223
Series B:
0% 2/1/09 (Escrowed to Maturity) (f)	2,500	2,498
0% 2/1/10 (Escrowed to Maturity) (f)	14,000	13,759
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (MBIA Insured)	1,545	1,677
San Antonio Wtr. Sys. Rev.:
Series 2004, 5% 5/15/10 (FGIC Insured)	1,020	1,063
Series 2007, 5% 5/15/12 (FGIC Insured)	7,000	7,534
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,145
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,700	1,830
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) Series 2007, 5% 11/15/09	1,000	1,022
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,073
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 0.125%, tender 1/2/09 (FSA Insured) (b)	575	518
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (e)	3,000	3,093
Series C, 0% 4/1/09 (Escrowed to Maturity) (f)	2,320	2,313
0% 10/1/13	6,500	5,603
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,639
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,055	1,095
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,323
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,339
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,974
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	2,943
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,499
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,718
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (f)	$ 15,000	$ 16,733
Wichita Falls Independent School District Series 1994, 0% 2/1/10	2,325	2,283
Ysleta Independent School District Series 1993, 0% 8/15/09	4,065	4,031
		210,619
Utah - 0.6%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,520
0% 10/1/12 (AMBAC Insured)	3,800	3,387
0% 10/1/13 (AMBAC Insured)	3,760	3,211
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,812
		11,930
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
4% 12/1/09 (FSA Insured)	1,000	1,009
5% 12/1/15 (FSA Insured)	2,225	2,331
		3,340
Virginia - 0.5%
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	1,800	1,693
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	8,000	8,046
		9,739
Washington - 1.0%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (FGIC Insured)	1,190	1,270
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (MBIA Insured)	1,680	1,773
5.25% 1/1/11 (FSA Insured)	1,935	2,048
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17	5,100	5,433
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,858
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (FGIC Insured) (e)	$ 3,640	$ 3,664
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,022
Snohomish County School District #2, Everett Series 2004, 5% 6/1/10 (FSA Insured)	1,000	1,041
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,073
Washington Gen. Oblig. Series A, 5% 7/1/11 (FGIC Insured)	1,000	1,066
		20,248
West Virginia - 0.3%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (b)(e)	7,000	6,999
Wisconsin - 0.6%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	3,200
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,597
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2001 B, 6.25% 2/15/10	1,015	996
Series 2006 A, 5% 2/15/13	875	771
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	941
Series 2003 A, 5% 8/15/10	1,870	1,759
Series 2006 A, 5% 8/15/11	1,315	1,215
		11,479
TOTAL MUNICIPAL BONDS (Cost $1,854,089)		1,863,940
Money Market Funds - 0.0%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 1.27% (c)(d) (Cost $1)	900	$ 1
TOTAL INVESTMENT PORTFOLIO - 93.3% (Cost $1,854,090)		1,863,941
NET OTHER ASSETS - 6.7%		134,330
NET ASSETS - 100%		$ 1,998,271
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,507,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 8,230
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,863,941	$ 1	$ 1,863,422	$ 518
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	1
Total Unrealized Gain (Loss)	(45)
Cost of Purchases	612
Proceeds of Sales	(50)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 518

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (unaudited)
General Obligations	41.2%
Special Tax	9.9%
Escrowed/Pre-Refunded	9.5%
Electric Utilities	9.0%
Health Care	7.8%
Transportation	6.3%
Others* (individually less than 5%)	16.3%
100.0%
*Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $2,368,000 of which $921,000 and $1,447,000 will expire on December 31, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,854,089)	$ 1,863,940
Fidelity Central Funds (cost $1)	1
Total Investments (cost $1,854,090)		$ 1,863,941
Cash		113,787
Receivable for fund shares sold		5,046
Interest receivable		23,221
Prepaid expenses		19
Other receivables		34
Total assets		2,006,048

Liabilities
Payable for fund shares redeemed	$ 4,911
Distributions payable	1,644
Accrued management fee	598
Transfer agent fee payable	450
Distribution fees payable	31
Other affiliated payables	87
Other payables and accrued expenses	56
Total liabilities		7,777

Net Assets		$ 1,998,271
Net Assets consist of:
Paid in capital		$ 1,990,869
Distributions in excess of net investment income		(81)
Accumulated undistributed net realized gain (loss) on investments		(2,368)
Net unrealized appreciation (depreciation) on investments		9,851
Net Assets		$ 1,998,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($58,273.9 ÷ 5,629.3 shares)	$ 10.35

Maximum offering price per share (100/97.25 of $10.35)	$ 10.64
Class T: Net Asset Value and redemption price per share ($15,102.2 ÷ 1,461.2 shares)	$ 10.34

Maximum offering price per share (100/97.25 of $10.34)	$ 10.63
Class B: Net Asset Value and offering price per share ($1,980.5 ÷ 191.4 shares) A	$ 10.35

Class C: Net Asset Value and offering price per share ($20,405.2 ÷ 1,974.4 shares) A	$ 10.33

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,870,370.3 ÷ 180,958.5 shares)	$ 10.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,138.6 ÷ 3,107.9 shares)	$ 10.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2008

Investment Income
Interest		$ 66,045

Expenses
Management fee	$ 6,688
Transfer agent fees	1,699
Distribution fees	224
Accounting fees and expenses	336
Custodian fees and expenses	27
Independent trustees' compensation	8
Registration fees	170
Audit	53
Legal	7
Miscellaneous	11
Total expenses before reductions	9,223
Expense reductions	(418)	8,805
Net investment income		57,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,354
Swap agreements	295
Total net realized gain (loss)		4,649
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,088)
Swap agreements	(341)
Total change in net unrealized appreciation (depreciation)		(3,429)
Net gain (loss)		1,220
Net increase (decrease) in net assets resulting from operations		$ 58,460

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 57,240	$ 50,145
Net realized gain (loss)	4,649	(928)
Change in net unrealized appreciation (depreciation)	(3,429)	20,276
Net increase (decrease) in net assets resulting from operations	58,460	69,493
Distributions to shareholders from net investment income	(57,229)	(50,136)
Share transactions - net increase (decrease)	313,662	143,977
Redemption fees	113	16
Total increase (decrease) in net assets	315,006	163,350

Net Assets
Beginning of period	1,683,265	1,519,915
End of period (including distributions in excess of net investment income of $81 and distributions in excess of net investment income of $92, respectively)	$ 1,998,271	$ 1,683,265

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.21	$ 10.21	$ 10.39	$ 10.50
Income from Investment Operations C
Net investment income	.298	.302	.292	.268	.250
Net realized and unrealized gain (loss)	.021	.118	(.001)	(.177)	(.090)
Total from investment operations	.319	.420	.291	.091	.160
Distributions from net investment income	(.300)	(.300)	(.291)	(.268)	(.251)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.300)	(.300)	(.291)	(.271)	(.270)
Redemption fees added to paid in capital C	.001	- G	- G	- G	- G
Net asset value, end of period	$ 10.35	$ 10.33	$ 10.21	$ 10.21	$ 10.39
Total Return A, B	3.13%	4.19%	2.89%	.89%	1.55%
Ratios to Average Net Assets D, F
Expenses before reductions	.75%	.71%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.75%	.71%	.65%	.65%	.65%
Expenses net of all reductions	.72%	.64%	.56%	.58%	.64%
Net investment income	2.90%	2.95%	2.86%	2.61%	2.41%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 12	$ 10	$ 14	$ 12
Portfolio turnover rate E	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.19	$ 10.20	$ 10.37	$ 10.48
Income from Investment Operations
Net investment income C	.300	.297	.281	.257	.238
Net realized and unrealized gain (loss)	.029	.120	(.011)	(.167)	(.089)
Total from investment operations	.329	.417	.270	.090	.149
Distributions from net investment income	(.300)	(.297)	(.280)	(.257)	(.240)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.300)	(.297)	(.280)	(.260)	(.259)
Redemption fees added to paid in capital C	.001	- G	- G	- G	- G
Net asset value, end of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.37
Total Return A, B	3.24%	4.17%	2.69%	.88%	1.44%
Ratios to Average Net Assets D, F
Expenses before reductions	.74%	.74%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.74%	.74%	.75%	.76%	.76%
Expenses net of all reductions	.72%	.69%	.66%	.69%	.75%
Net investment income	2.90%	2.91%	2.76%	2.50%	2.30%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 10	$ 13	$ 15	$ 20
Portfolio turnover rate E	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.20	$ 10.21	$ 10.39	$ 10.49
Income from Investment Operations
Net investment income C	.230	.228	.215	.190	.172
Net realized and unrealized gain (loss)	.029	.121	(.012)	(.177)	(.080)
Total from investment operations	.259	.349	.203	.013	.092
Distributions from net investment income	(.230)	(.229)	(.213)	(.190)	(.173)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.230)	(.229)	(.213)	(.193)	(.192)
Redemption fees added to paid in capital C	.001	- G	- G	- G	- G
Net asset value, end of period	$ 10.35	$ 10.32	$ 10.20	$ 10.21	$ 10.39
Total Return A, B	2.54%	3.47%	2.02%	.13%	.89%
Ratios to Average Net Assets D, F
Expenses before reductions	1.43%	1.41%	1.41%	1.41%	1.40%
Expenses net of fee waivers, if any	1.43%	1.41%	1.41%	1.41%	1.40%
Expenses net of all reductions	1.40%	1.36%	1.31%	1.34%	1.39%
Net investment income	2.22%	2.23%	2.11%	1.85%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1	$ 2	$ 3	$ 4
Portfolio turnover rate E	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Income from Investment Operations
Net investment income C	.220	.219	.204	.178	.159
Net realized and unrealized gain (loss)	.020	.120	(.011)	(.176)	(.080)
Total from investment operations	.240	.339	.193	.002	.079
Distributions from net investment income	(.221)	(.219)	(.203)	(.179)	(.160)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.221)	(.219)	(.203)	(.182)	(.179)
Redemption fees added to paid in capital C	.001	- G	- G	- G	- G
Net asset value, end of period	$ 10.33	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Total Return A, B	2.35%	3.37%	1.92%	.02%	.77%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.51%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.50%	1.51%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.48%	1.45%	1.41%	1.45%	1.51%
Net investment income	2.14%	2.14%	2.01%	1.74%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 6	$ 7	$ 10	$ 11
Portfolio turnover rate E	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Intermediate Municipal Income

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Income from Investment Operations
Net investment income B	.326	.323	.307	.284	.268
Net realized and unrealized gain (loss)	.029	.120	(.010)	(.177)	(.080)
Total from investment operations	.355	.443	.297	.107	.188
Distributions from net investment income	(.326)	(.323)	(.307)	(.284)	(.269)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.326)	(.323)	(.307)	(.287)	(.288)
Redemption fees added to paid in capital B	.001	- F	- F	- F	- F
Net asset value, end of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Total Return A	3.50%	4.43%	2.95%	1.06%	1.82%
Ratios to Average Net Assets C, E
Expenses before reductions	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.48%
Expenses net of all reductions	.47%	.43%	.41%	.42%	.47%
Net investment income	3.15%	3.17%	3.01%	2.77%	2.57%
Supplemental Data
Net assets, end of period (in millions)	$ 1,870	$ 1,650	$ 1,485	$ 1,665	$ 1,841
Portfolio turnover rate D	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.20	$ 10.20	$ 10.38	$ 10.49
Income from Investment Operations
Net investment income B	.321	.320	.306	.283	.265
Net realized and unrealized gain (loss)	.022	.120	- F	(.176)	(.088)
Total from investment operations	.343	.440	.306	.107	.177
Distributions from net investment income	(.324)	(.320)	(.306)	(.284)	(.268)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.324)	(.320)	(.306)	(.287)	(.287)
Redemption fees added to paid in capital B	.001	- F	- F	- F	- F
Net asset value, end of period	$ 10.34	$ 10.32	$ 10.20	$ 10.20	$ 10.38
Total Return A	3.38%	4.39%	3.05%	1.05%	1.71%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.52%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.51%	.52%	.50%	.49%	.49%
Expenses net of all reductions	.49%	.45%	.41%	.42%	.48%
Net investment income	3.13%	3.14%	3.01%	2.77%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,139	$ 4,645	$ 3,357	$ 2,625	$ 1,253
Portfolio turnover rate D	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 28,150
Unrealized depreciation	(18,384)
Net unrealized appreciation (depreciation)	9,766
Capital loss carryforward	(2,368)
Cost for federal income tax purposes	$ 1,854,175

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Tax-exempt Income	57,229	50,136

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Annual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Certain interest rate swaps include extended effective dates. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $570,842 and $356,018, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 70	$ 14
Class T	.00%	.25%	29	-
Class B	.65%	.25%	14	10
Class C	.75%	.25%	111	53
			$ 224	$ 77

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15
Class T	2
Class B*	6
Class C*	5
$ 28

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 27.10
Class T	11.09
Class B	2.13
Class C	12.10
Short-Intermediate Municipal Income	1,632.09
Institutional Class	15.11
	$ 1,699

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $27 and $260, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	1
Class B	-*
Class C	1
Short-Intermediate Municipal Income	126
Institutional Class	1
$ 131

* Amount represents less than one thousand

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007
From net investment income
Class A	$ 806	$ 281
Class T	339	296
Class B	34	44
Class C	236	121
Short-Intermediate Municipal Income	55,394	49,282
Institutional Class	420	112
Total	$ 57,229	$ 50,136

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class A
Shares sold	5,496	398	$ 56,891	$ 4,082
Reinvestment of distributions	64	23	661	231
Shares redeemed	(1,064)	(268)	(10,990)	(2,734)
Net increase (decrease)	4,496	153	$ 46,562	$ 1,579
Class T
Shares sold	1,108	200	$ 11,448	$ 2,060
Reinvestment of distributions	27	24	275	241
Shares redeemed	(636)	(489)	(6,578)	(4,985)
Net increase (decrease)	499	(265)	$ 5,145	$ (2,684)
Class B
Shares sold	143	72	$ 1,492	$ 729
Reinvestment of distributions	2	3	23	28
Shares redeemed	(94)	(165)	(977)	(1,685)
Net increase (decrease)	51	(90)	$ 538	$ (928)
Class C
Shares sold	1,714	151	$ 17,723	$ 1,547
Reinvestment of distributions	14	7	149	76
Shares redeemed	(298)	(253)	(3,071)	(2,584)
Net increase (decrease)	1,430	(95)	$ 14,801	$ (961)
Short-Intermediate Municipal Income
Shares sold	89,187	43,647	$ 923,266	$ 445,094
Reinvestment of distributions	3,425	3,143	35,431	32,070
Shares redeemed	(71,651)	(32,503)	(739,608)	(331,437)
Net increase (decrease)	20,961	14,287	$ 219,089	$ 145,727
Institutional Class
Shares sold	3,365	258	$ 34,805	$ 2,627
Reinvestment of distributions	18	4	183	46
Shares redeemed	(725)	(141)	(7,461)	(1,429)
Net increase (decrease)	2,658	121	$ 27,527	$ 1,244

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 23, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

Name, Age; Principal Occupation
James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers**:

Correspondence intended Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235..

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-
present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 4.23% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

STM-UANN-0209
1.787742.105

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Short-Intermediate
Municipal Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2008

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Short-Intermediate
Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge) A	0.30%	1.95%	3.27%
Class T (incl. 2.75% sales charge) B	0.40%	1.91%	3.22%
Class B (incl. contingent deferred sales charge) C	-0.46%	1.92%	3.24%
Class C (incl. contingent deferred sales charge) D	1.35%	1.68%	3.07%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on July 23, 2003. Returns between July 23, 2003 and April 1, 2007 reflect a 0.15% 12b-1 fee. Returns prior to July 23, 2003 are those of Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income - Class A on December 31, 1998, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period. The initial offering of Class A took place on July 23, 2003. See the previous page for additional information regarding the performance of Class A.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund

Municipal bonds suffered losses during 2008, hurt by a persistent and deepening risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bonds - most rated AAA at the time - came under pressure shortly thereafter in response to investor concerns about the financial strength of bond insurers. All major municipal bond insurers suffered from their exposure to securities backed by subprime mortgages. Supply pressures also weighed on the markets, as issuers scrambled to refinance their debt as the auction-rate securities market - a major source of funding for muni issuers - broke down. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the selling by leveraged investors to cover losses and meet investor redemptions. But in December, munis started to gain strength as investors gravitated toward their attractive valuations. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - declined 2.47%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 5.24%.

For the year ending December 31, 2008, the fund's Class A, Class T, Class B and Class C shares returned 3.13%, 3.24%, 2.54% and 2.35%, respectively (excluding sales charges). Meanwhile, the Barclays Capital 1-6 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - gained 5.38%. The fund's underperformance of the benchmark stemmed in part from its underexposure to muni bonds backed by U.S. Treasuries and other government-guaranteed securities, namely prerefunded and escrowed bonds. These securities were in strong demand as investors flocked to very high-quality securities with attractive levels of tax-free yield. Yield-curve positioning also worked against us. Specifically, the fund lost ground because of my decision to overweight five- to 10-year bonds, which underperformed shorter securities as interest rates declined. The fund also suffered from having a larger-than-index weighting in lower-quality investment-grade securities - particularly health care bonds - which suffered as investor demand for them waned amid a global flight to quality. On the plus side, the fund was helped by its underweighting in housing and tobacco bonds, two of the muni market's laggards, which were hurt primarily by the overall downturn in lower-quality bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	.75%
Actual		$ 1,000.00	$ 1,018.60	$ 3.81
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.81
Class T	.74%
Actual		$ 1,000.00	$ 1,019.70	$ 3.76
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.76
Class B	1.43%
Actual		$ 1,000.00	$ 1,016.10	$ 7.25
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.25
Class C	1.50%
Actual		$ 1,000.00	$ 1,014.80	$ 7.60
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.61
Short-Intermediate Municipal Income	.49%
Actual		$ 1,000.00	$ 1,020.90	$ 2.49
Hypothetical A		$ 1,000.00	$ 1,022.67	$ 2.49
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,019.80	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.57	$ 2.59

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
New York	16.5	17.0
Texas	10.5	11.0
California	7.9	10.2
Illinois	7.6	7.9
New Jersey	5.0	5.5
Top Five Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.2	42.0
Special Tax	9.9	10.5
Escrowed/Pre-Refunded	9.5	14.4
Electric Utilities	9.0	8.8
Health Care	7.8	7.8
Weighted Average Maturity as of December 31, 2008
		6 months ago
Years	3.5	3.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2008
6 months ago
Years	2.6	2.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
AAA 6.6%	AAA 24.3%
AA,A 75.7%	AA,A 68.8%
BBB 7.9%	BBB 4.4%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 2.9%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 6.7%	Short-Term Investments and Net Other Assets 0.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 93.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.6%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	$ 1,100	$ 1,074
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series 2002 B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (f)	10,000	10,947
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/11	1,000	997
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (MBIA Insured) (e)	4,000	4,092
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (f)	3,900	4,185
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (f)	2,070	2,227
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	5,000	5,035
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/09	500	491
5% 12/1/10	855	821
5% 12/1/12	750	686
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,178
		31,733
Alaska - 0.3%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (e)(f)	3,285	3,428
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (f)	2,500	2,687
		6,115
Arizona - 2.2%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,450
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,009
Series 2008 D:
5% 1/1/13	3,250	3,264
5% 1/1/14	2,000	1,989
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 C, 5% 9/1/09 (FSA Insured)	$ 1,115	$ 1,139
Series 2008, 5.5% 9/1/13	18,780	20,362
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (b)	3,000	3,051
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (FGIC Insured)	1,500	1,575
5% 7/1/15 (FGIC Insured)	1,645	1,790
		44,629
California - 7.9%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.25% 5/1/12	6,000	6,394
California Econ. Recovery Series 2004 A:
5.25% 1/1/11	6,500	6,826
5.25% 7/1/13	2,440	2,650
5.25% 7/1/13	2,400	2,606
California Gen. Oblig.:
5% 2/1/11	4,000	4,150
5% 2/1/11	785	815
5% 10/1/11	1,650	1,728
5% 2/1/12	1,650	1,734
5% 3/1/12	15,000	15,775
5% 9/1/12	1,700	1,794
5% 10/1/12	12,600	13,301
5% 11/1/13	10,000	10,605
5.25% 9/1/10	18,050	18,673
5.25% 2/1/11	2,465	2,570
5.5% 3/1/11 (FGIC Insured)	3,210	3,368
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	2,775	2,911
6.5% 9/1/10	1,760	1,857
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,850	2,621
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,021
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.) Series 2003 C, 3.9%, tender 12/1/11 (b)	2,100	2,179
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	2,300	1,926
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	$ 1,335	$ 1,468
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	1,400	1,368
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,221
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (f)	3,030	3,380
Series 2007 A1, 5% 6/1/12	2,570	2,453
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2002 E, 5.5% 7/1/14 (MBIA Insured)	4,400	4,743
Series E, 5% 7/1/11	6,075	6,440
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	2,025	1,795
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (b)	3,655	3,504
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,235	5,412
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,905
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (b)	985	916
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (f)(g)	8,230	8,507
Series K, 5% 5/15/10	4,655	4,875
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (b)	3,170	3,220
		158,711
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,154
5% 11/15/11 (Escrowed to Maturity) (f)	120	130
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 F:
5% 11/15/12	$ 380	$ 387
5% 11/15/12 (Escrowed to Maturity) (f)	845	930
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	578
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (e)	2,000	2,000
		6,179
Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (f)	5,000	5,399
Series 2006 F, 5% 12/1/11	23,100	24,949
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,815
		35,163
District Of Columbia - 0.7%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	3,600	3,243
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/09 (FSA Insured)	1,100	1,114
5% 8/15/15 (FSA Insured)	1,500	1,534
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	8,325
		14,216
Florida - 4.3%
Brevard County School Board Ctfs. of Prtn. Series 1996 A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,824
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,790
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	4,025	4,118
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,414
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	9,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	$ 7,550	$ 7,098
Series 2005 A, 5% 11/15/10	1,000	1,019
Series G:
5% 11/15/09	420	428
5% 11/15/09 (Escrowed to Maturity) (f)	15	15
5% 11/15/10	385	392
5% 11/15/10 (Escrowed to Maturity) (f)	15	16
5% 11/15/11	675	689
5% 11/15/11 (Escrowed to Maturity) (f)	25	27
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,002
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,315
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (b)	1,500	1,539
Series 2007 B, 5.15%, tender 9/1/13 (b)	1,750	1,683
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,491
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,018
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,108
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,947
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (b)	2,000	2,016
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,540
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,294
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
3.5% 10/1/09	990	998
4.625% 10/1/12	1,110	1,082
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 1992, 5.75% 11/15/12 (FSA Insured)	2,615	2,618
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	$ 1,825	$ 1,892
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,684
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	9,000	9,550
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,547
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 3%, tender 10/1/09, LOC SunTrust Banks, Inc. (b)	1,000	1,007
		85,345
Georgia - 2.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) 6.75%, tender 4/1/12 (b)	7,600	7,669
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,518
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,518
Henry County School District Series 2007 A, 5% 4/1/10	10,000	10,424
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	4,000	3,643
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (b)	5,200	5,158
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (MBIA Insured) (b)	5,705	5,755
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5% 1/1/13	2,000	2,101
5% 1/1/14	3,000	3,159
Walton County Series 2007:
5% 1/1/10 (FGIC Insured)	2,000	2,065
5% 1/1/11 (FGIC Insured)	3,000	3,136
		56,146
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,850	4,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	$ 3,040	$ 3,215
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (f)	170	182
		7,457
Illinois - 7.6%
Chicago Board of Ed. Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,423
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (FGIC Insured)	7,200	5,154
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (f)	825	907
5.25% 1/1/12 (FSA Insured)	175	190
Chicago Midway Arpt. Rev. Series 2004 B:
5% 1/1/10 (AMBAC Insured)	1,225	1,251
5% 1/1/11 (AMBAC Insured)	3,625	3,739
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/10 (AMBAC Insured) (e)	2,900	2,961
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,645
5% 1/1/13 (FSA Insured)	4,000	4,179
Series A, 5% 1/1/12 (MBIA Insured)	1,165	1,216
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,651
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	6,061
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2004 A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,016
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/10	1,705	1,760
5% 6/1/13	3,765	3,997
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,648
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (b)(e)	5,500	5,408
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/09	1,805	1,805
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,986
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	$ 12,800	$ 12,855
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (b)	3,250	3,325
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,170
Illinois Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,528
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	771
5% 7/1/13	415	426
5% 7/1/15	1,000	1,016
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (MBIA Insured)	3,075	3,054
5% 11/1/16 (MBIA Insured)	1,700	1,652
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,614
First Series, 5.5% 8/1/10	1,495	1,565
Series 2002, 5.375% 7/1/11 (MBIA Insured)	6,745	7,223
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (f)	1,000	1,056
Illinois Health Facilities Auth. Rev.:
(Delnor Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,393
5% 5/15/16 (FSA Insured)	2,325	2,463
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (f)	8,500	9,203
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,903
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,481
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (f)	1,600	1,787
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,498
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,188
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (MBIA Insured)	$ 2,725	$ 2,289
Series 2002 A, 0% 6/15/14 (FGIC Insured)	9,325	7,618
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (f)	5,000	4,877
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,296
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,407
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,450
Univ. of Illinois Univ. Revs.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (MBIA Insured)	5,050	5,351
0% 4/1/14	2,350	1,929
		151,385
Indiana - 2.6%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,058
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/10 (FSA Insured)	1,835	1,903
5% 1/15/11 (FSA Insured)	1,910	1,994
5% 1/15/12 (FSA Insured)	1,990	2,108
Series 2005 A:
5% 1/10/10 (FSA Insured)	1,750	1,819
5.25% 7/10/11 (FSA Insured)	2,295	2,428
5.25% 1/10/12 (FSA Insured)	1,355	1,445
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,063
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (b)	5,000	5,039
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A3, 5%, tender 7/1/11 (b)	4,100	4,182
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,836
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (f)	5,000	5,621
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	$ 1,405	$ 1,425
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (MBIA Insured)	3,000	3,021
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (MBIA Insured)	1,000	1,059
5.25% 7/15/11 (MBIA Insured)	1,020	1,092
5.25% 1/15/12 (MBIA Insured)	1,045	1,130
5.25% 7/15/12 (MBIA Insured)	1,075	1,172
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (MBIA Insured)	1,585	1,733
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,058
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (b)	1,600	1,668
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (MBIA Insured)	1,065	1,129
5.25% 7/15/11 (MBIA Insured)	1,125	1,206
5.25% 1/15/12 (MBIA Insured)	1,150	1,246
		51,435
Kansas - 0.1%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	554
5.25% 11/15/12	680	686
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (b)	1,600	1,565
		2,805
Kentucky - 0.4%
Kenton County Arpt. Board Arpt. Rev. Series 2003 B, 5% 3/1/09 (MBIA Insured) (e)	1,185	1,188
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,007
		7,195
Louisiana - 0.2%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	$ 2,060	$ 2,238
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,580
		4,867
Maryland - 2.3%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	717
5% 7/1/11 (AMBAC Insured)	1,985	2,098
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series 2007 A, 4.5% 4/1/09	305	302
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	20,000	21,930
First Series 2008, 5% 3/1/12	10,000	10,896
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,291
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,424
5% 7/1/14	3,500	3,520
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5.25% 5/15/10 (MBIA Insured)	1,535	1,607
		45,785
Massachusetts - 2.9%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,008
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	3,000	3,181
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (f)	2,570	2,667
Series 2000 A, 6% 2/1/10	2,500	2,624
Series 2001 A, 5.5% 1/1/11	5,000	5,331
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,495	2,748
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,195
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (e)	1,000	649
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/12 (FSA Insured)	3,300	3,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (f)	$ 19,000	$ 20,486
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (f)	5,000	5,391
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (f)	8,350	9,142
		57,931
Michigan - 2.6%
Allegan Pub. School District Series 2008, 5% 5/1/12 (MBIA Insured)	1,590	1,720
Chelsea School District 5% 5/1/13 (MBIA Insured)	1,750	1,915
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,265
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,282
Detroit Swr. Disp. Rev.:
Series 2006 D, 3.201% 7/1/32 (b)	4,095	2,213
Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (f)	2,000	2,101
DeWitt Pub. Schools 5% 5/1/10 (MBIA Insured)	1,280	1,321
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,207
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,420
5% 5/1/13 (FSA Insured)	1,305	1,439
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,000	2,018
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,611
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/09	2,705	2,786
5.5% 10/15/13	2,200	2,331
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,735	2,941
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,185
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,664
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,347
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (f)	$ 2,260	$ 2,599
Royal Oak City School District 5% 5/1/12	2,000	2,166
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,064
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,238
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,267
		51,100
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	476
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	995
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,030
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/09	250	247
5% 5/15/10	200	192
5% 5/15/11	300	280
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	250	237
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	995
		5,452
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (b)(e)	1,100	1,000
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,098
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	1,000	1,017
5% 8/15/11	1,000	1,004
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,183
		5,302
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.7%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (b)	$ 6,600	$ 6,710
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,386
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (FGIC Insured)	1,850	1,884
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,397
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,036
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	943
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (f)	1,050	1,171
		14,527
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (b)	5,675	5,637
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,036
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,757
		9,793
Nevada - 3.8%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/09 (AMBAC Insured) (e)	2,700	2,723
5% 7/1/10 (AMBAC Insured) (e)	1,225	1,242
5% 7/1/11 (AMBAC Insured) (e)	1,790	1,790
Series 2008 E:
5% 7/1/14	2,905	3,045
5% 7/1/15	3,500	3,672
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,296
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,450
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,693
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District: - continued
Series 1998, 5.5% 6/15/13 (FSA Insured)	$ 5,000	$ 5,503
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (f)	1,600	1,704
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,352
Series 2002 C, 5% 6/15/10 (MBIA Insured)	1,075	1,122
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	22,786
Lyon Co. School District Gen. Oblig. Series 2006, 5% 6/1/09	695	707
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	4,015	4,253
Washoe County School District Gen. Oblig. Series 2004 B, 5% 6/1/10 (MBIA Insured)	2,410	2,506
		75,844
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (b)(e)	2,500	2,538
3.5%, tender 2/1/09 (b)(e)	2,000	1,999
		4,537
New Jersey - 5.0%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 B, 5.25% 2/15/09	1,250	1,246
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (MBIA Insured)	7,470	8,294
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	7,000	7,538
Series 2008 W, 5% 3/1/15	10,000	10,686
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,477
New Jersey Tpk. Auth. Tpk. Rev. Series 2000 A, 6% 1/1/11 (MBIA Insured)	21,785	23,062
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,769
6.5% 6/15/11 (MBIA Insured)	5,000	5,441
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series C, 5.5% 12/15/10 (FSA Insured)	$ 25,000	$ 26,276
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (f)	7,000	7,236
		100,025
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2003, 5% 7/1/09	5,170	5,256
New Mexico - 0.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,219
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (b)	1,900	1,898
		3,117
New York - 16.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	935
Grand Central District Mgmt. Assoc., Inc. Series 2004:
5% 1/1/10	1,200	1,243
5% 1/1/12	1,175	1,252
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2006 F, 5% 5/1/11 (MBIA Insured)	10,000	10,329
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,522
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,094
Series 2000 A, 6.5% 5/15/11	155	164
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,040
Series 2002 A1, 5.25% 11/1/14	600	630
Series 2002 B, 5.75% 8/1/14	1,000	1,072
Series 2003 F, 5.5% 12/15/11	7,485	7,999
Series 2005 C, 5% 8/1/12	19,770	20,975
Series 2005 D, 5% 8/1/12	4,925	5,225
Series 2005 F1, 5% 9/1/15	3,560	3,805
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,437
Series 2005 K:
5% 8/1/11	3,965	4,164
5% 8/1/12	4,360	4,626
Series 2005 O, 5% 6/1/12	7,525	7,973
Series 2008 E, 5% 8/1/12	5,000	5,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (f)	$ 10,000	$ 10,605
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	3,500	3,668
6% 11/1/28 (a)	44,300	47,013
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,202
Series B, 5% 11/1/11	12,905	13,763
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,730
5.75% 7/1/13 (AMBAC Insured)	1,000	1,066
Series C, 7.5% 7/1/10	8,560	8,962
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/14	7,295	7,739
5% 8/15/14	7,755	8,269
Series 2002 B, 5.25%, tender 5/15/12 (b)	13,000	13,155
Series 2008 B, 5% 7/1/15	30,000	31,946
New York Local Govt. Assistance Corp. Series 2007 A, 5% 4/1/11	20,000	21,219
New York Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/10	1,485	1,532
5% 11/15/11	2,750	2,866
Series 2008 B2, 5%, tender 11/15/12 (b)	7,300	7,451
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A, 5% 4/1/13	2,600	2,786
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,561
New York Urban Dev. Corp. Rev. Series 2005 A, 5% 1/1/12	5,015	5,247
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	2,450	2,028
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	6,295	6,831
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	3,965	3,983
5.5% 6/1/17	6,000	6,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 B1C:
5.5% 6/1/15	$ 1,300	$ 1,317
5.5% 6/1/17	4,200	4,244
Series 2004 B1, 5% 6/1/09	3,800	3,840
Series A1:
5% 6/1/10	1,325	1,353
5.25% 6/1/13	7,780	7,784
		329,013
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,200	1,209
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,157
		5,366
North Carolina - 0.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/10	250	258
5% 1/15/11	750	767
5% 1/15/12	400	412
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,611
5% 11/1/15 (FSA Insured)	1,600	1,706
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/10	3,000	3,029
Series 2003 D, 5.375% 1/1/10	3,730	3,761
North Carolina Grant Anticipation Rev. Series 2007, 5% 3/1/11	5,000	5,302
		16,846
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,616
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,816
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,537
		4,969
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	$ 1,000	$ 1,007
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	8,908
Cleveland Pub. Pwr. Sys. Rev. Series 1994 A:
0% 11/15/09 (Escrowed to Maturity) (f)	1,050	1,039
0% 11/15/09 (MBIA Insured)	1,200	1,177
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (b)	2,700	2,678
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	9,000	9,008
Series 2008 A, 7.125%, tender 6/1/10 (b)(e)	7,500	7,500
Ohio Gen. Oblig. (Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	4,495	4,963
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,029
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	1,954
5% 12/1/13	875	872
5% 12/1/14	2,275	2,231
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,029
		45,395
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	930
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,641
Norman Reg'l. Hosp. Auth. Hosp. Rev. Series 2007, 5% 9/1/12 (Radian Asset Assurance, Inc. Insured)	1,035	1,006
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,683
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	430	443
		13,703
Oregon - 0.4%
Beaverton Wtr. Rev. Series 2004 B, 5% 6/1/10 (FSA Insured)	1,210	1,254
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B:
5% 5/1/09 (FSA Insured)	$ 600	$ 607
5% 5/1/11 (FSA Insured)	1,000	1,050
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (MBIA Insured)	5,000	5,287
		8,198
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,300	1,309
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,754
Series 2008 B, 5% 6/15/14	1,385	1,403
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (MBIA Insured)	1,495	1,586
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,502
5% 12/15/11	2,835	2,611
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2003 A, 3.6%, tender 12/1/09 (AMBAC Insured) (b)(e)	10,000	9,965
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (b)(e)	2,100	2,100
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	2,750	2,848
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,708
5% 8/1/12 (FSA Insured)	5,000	5,229
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,790
5% 12/15/15 (FSA Insured)	5,000	5,379
5% 12/15/16 (FSA Insured)	7,275	7,796
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,533
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,534
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	$ 1,600	$ 1,633
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (f)	2,355	2,140
		70,047
Puerto Rico - 1.0%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	1,966
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000	959
Series B, 5% 12/1/10	8,000	7,830
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,613
Series Q, 5% 6/1/11	4,825	4,702
		21,070
Rhode Island - 0.1%
Providence Spl. Oblig. Series 2005 E:
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	1,315	1,326
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,170
		2,496
South Carolina - 0.5%
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/10 (AMBAC Insured)	1,450	1,512
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,527
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2006, 5% 12/1/09	550	567
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,114
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,119
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. Series 2004, 5% 7/1/09 (FSA Insured)	1,000	1,016
		10,855
Tennessee - 0.7%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/09	7,185	7,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (f)	$ 2,005	$ 2,100
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,012
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,069
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2003 A, 4.5% 9/1/09 (MBIA Insured)	1,685	1,706
		13,941
Texas - 10.5%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,563
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,858
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,178
Series 2006 B:
6% 1/1/12	500	447
6% 1/1/13	1,270	1,094
Austin Elec. Util. Sys. Rev. Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,127
5% 11/15/11 (FSA Insured)	4,000	4,288
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (MBIA Insured)	5,130	5,036
0% 11/15/10 (MBIA Insured)	5,300	5,060
Bexar County Gen. Oblig. Series 2004 A, 5% 6/15/10 (FSA Insured)	1,000	1,047
Birdville Independent School District:
Series 2003, 5% 2/15/10	1,300	1,354
0% 2/15/11	5,000	4,754
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,532
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,982
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,622
College Station Independent School District Series 2004, 5% 2/15/10	1,000	1,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	$ 3,065	$ 3,275
Fort Bend Independent School District Series 2005, 5%, tender 8/15/09 (b)	5,000	5,083
Fort Worth Independent School District Series 2005, 5% 2/15/12	1,500	1,624
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,777
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,100
5% 8/15/14	1,075	1,188
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,727
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,242
5.25% 4/15/12 (FSA Insured)	2,000	2,186
Houston Gen. Oblig.:
Series 2007 B, 5% 3/1/12 (MBIA Insured)	3,575	3,842
Series A, 5% 3/1/13 (MBIA Insured)	7,500	8,161
Houston Util. Sys. Rev.:
Series 2004 A, 5.25% 5/15/10 (MBIA Insured)	2,835	2,943
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,805
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (b)	5,100	5,326
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,180
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,613
Series 2004, 5% 2/15/10 (MBIA Insured)	1,845	1,915
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,368
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (b)	1,750	1,827
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (b)	5,000	4,982
Northside Independent School District Series 2007 A, 3.78%, tender 6/1/09 (b)	5,000	5,043
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (b)	1,000	820
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. Series 2001, 5% 4/1/10 (FSA Insured)	1,630	1,680
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (f)	$ 5,000	$ 5,223
Series B:
0% 2/1/09 (Escrowed to Maturity) (f)	2,500	2,498
0% 2/1/10 (Escrowed to Maturity) (f)	14,000	13,759
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (MBIA Insured)	1,545	1,677
San Antonio Wtr. Sys. Rev.:
Series 2004, 5% 5/15/10 (FGIC Insured)	1,020	1,063
Series 2007, 5% 5/15/12 (FGIC Insured)	7,000	7,534
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,145
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,700	1,830
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) Series 2007, 5% 11/15/09	1,000	1,022
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,073
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 0.125%, tender 1/2/09 (FSA Insured) (b)	575	518
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (e)	3,000	3,093
Series C, 0% 4/1/09 (Escrowed to Maturity) (f)	2,320	2,313
0% 10/1/13	6,500	5,603
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,639
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,055	1,095
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,323
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,339
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,974
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	2,943
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,499
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,718
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (f)	$ 15,000	$ 16,733
Wichita Falls Independent School District Series 1994, 0% 2/1/10	2,325	2,283
Ysleta Independent School District Series 1993, 0% 8/15/09	4,065	4,031
		210,619
Utah - 0.6%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,520
0% 10/1/12 (AMBAC Insured)	3,800	3,387
0% 10/1/13 (AMBAC Insured)	3,760	3,211
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,812
		11,930
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
4% 12/1/09 (FSA Insured)	1,000	1,009
5% 12/1/15 (FSA Insured)	2,225	2,331
		3,340
Virginia - 0.5%
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	1,800	1,693
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	8,000	8,046
		9,739
Washington - 1.0%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (FGIC Insured)	1,190	1,270
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (MBIA Insured)	1,680	1,773
5.25% 1/1/11 (FSA Insured)	1,935	2,048
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17	5,100	5,433
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,858
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (FGIC Insured) (e)	$ 3,640	$ 3,664
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,022
Snohomish County School District #2, Everett Series 2004, 5% 6/1/10 (FSA Insured)	1,000	1,041
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,073
Washington Gen. Oblig. Series A, 5% 7/1/11 (FGIC Insured)	1,000	1,066
		20,248
West Virginia - 0.3%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (b)(e)	7,000	6,999
Wisconsin - 0.6%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	3,200
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,597
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2001 B, 6.25% 2/15/10	1,015	996
Series 2006 A, 5% 2/15/13	875	771
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	941
Series 2003 A, 5% 8/15/10	1,870	1,759
Series 2006 A, 5% 8/15/11	1,315	1,215
		11,479
TOTAL MUNICIPAL BONDS (Cost $1,854,089)		1,863,940
Money Market Funds - 0.0%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 1.27% (c)(d) (Cost $1)	900	$ 1
TOTAL INVESTMENT PORTFOLIO - 93.3% (Cost $1,854,090)		1,863,941
NET OTHER ASSETS - 6.7%		134,330
NET ASSETS - 100%		$ 1,998,271
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,507,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 8,230
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,863,941	$ 1	$ 1,863,422	$ 518
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	1
Total Unrealized Gain (Loss)	(45)
Cost of Purchases	612
Proceeds of Sales	(50)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 518

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (unaudited)
General Obligations	41.2%
Special Tax	9.9%
Escrowed/Pre-Refunded	9.5%
Electric Utilities	9.0%
Health Care	7.8%
Transportation	6.3%
Others* (individually less than 5%)	16.3%
100.0%
*Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $2,368,000 of which $921,000 and $1,447,000 will expire on December 31, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,854,089)	$ 1,863,940
Fidelity Central Funds (cost $1)	1
Total Investments (cost $1,854,090)		$ 1,863,941
Cash		113,787
Receivable for fund shares sold		5,046
Interest receivable		23,221
Prepaid expenses		19
Other receivables		34
Total assets		2,006,048

Liabilities
Payable for fund shares redeemed	$ 4,911
Distributions payable	1,644
Accrued management fee	598
Transfer agent fee payable	450
Distribution fees payable	31
Other affiliated payables	87
Other payables and accrued expenses	56
Total liabilities		7,777

Net Assets		$ 1,998,271
Net Assets consist of:
Paid in capital		$ 1,990,869
Distributions in excess of net investment income		(81)
Accumulated undistributed net realized gain (loss) on investments		(2,368)
Net unrealized appreciation (depreciation) on investments		9,851
Net Assets		$ 1,998,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($58,273.9 ÷ 5,629.3 shares)	$ 10.35

Maximum offering price per share (100/97.25 of $10.35)	$ 10.64
Class T: Net Asset Value and redemption price per share ($15,102.2 ÷ 1,461.2 shares)	$ 10.34

Maximum offering price per share (100/97.25 of $10.34)	$ 10.63
Class B: Net Asset Value and offering price per share ($1,980.5 ÷ 191.4 shares) A	$ 10.35

Class C: Net Asset Value and offering price per share ($20,405.2 ÷ 1,974.4 shares) A	$ 10.33

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,870,370.3 ÷ 180,958.5 shares)	$ 10.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,138.6 ÷ 3,107.9 shares)	$ 10.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2008

Investment Income
Interest		$ 66,045

Expenses
Management fee	$ 6,688
Transfer agent fees	1,699
Distribution fees	224
Accounting fees and expenses	336
Custodian fees and expenses	27
Independent trustees' compensation	8
Registration fees	170
Audit	53
Legal	7
Miscellaneous	11
Total expenses before reductions	9,223
Expense reductions	(418)	8,805
Net investment income		57,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,354
Swap agreements	295
Total net realized gain (loss)		4,649
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,088)
Swap agreements	(341)
Total change in net unrealized appreciation (depreciation)		(3,429)
Net gain (loss)		1,220
Net increase (decrease) in net assets resulting from operations		$ 58,460

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 57,240	$ 50,145
Net realized gain (loss)	4,649	(928)
Change in net unrealized appreciation (depreciation)	(3,429)	20,276
Net increase (decrease) in net assets resulting from operations	58,460	69,493
Distributions to shareholders from net investment income	(57,229)	(50,136)
Share transactions - net increase (decrease)	313,662	143,977
Redemption fees	113	16
Total increase (decrease) in net assets	315,006	163,350

Net Assets
Beginning of period	1,683,265	1,519,915
End of period (including distributions in excess of net investment income of $81 and distributions in excess of net investment income of $92, respectively)	$ 1,998,271	$ 1,683,265

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.21	$ 10.21	$ 10.39	$ 10.50
Income from Investment Operations C
Net investment income	.298	.302	.292	.268	.250
Net realized and unrealized gain (loss)	.021	.118	(.001)	(.177)	(.090)
Total from investment operations	.319	.420	.291	.091	.160
Distributions from net investment income	(.300)	(.300)	(.291)	(.268)	(.251)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.300)	(.300)	(.291)	(.271)	(.270)
Redemption fees added to paid in capital C	.001	- G	- G	- G	- G
Net asset value, end of period	$ 10.35	$ 10.33	$ 10.21	$ 10.21	$ 10.39
Total Return A, B	3.13%	4.19%	2.89%	.89%	1.55%
Ratios to Average Net Assets D, F
Expenses before reductions	.75%	.71%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.75%	.71%	.65%	.65%	.65%
Expenses net of all reductions	.72%	.64%	.56%	.58%	.64%
Net investment income	2.90%	2.95%	2.86%	2.61%	2.41%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 12	$ 10	$ 14	$ 12
Portfolio turnover rate E	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.19	$ 10.20	$ 10.37	$ 10.48
Income from Investment Operations
Net investment income C	.300	.297	.281	.257	.238
Net realized and unrealized gain (loss)	.029	.120	(.011)	(.167)	(.089)
Total from investment operations	.329	.417	.270	.090	.149
Distributions from net investment income	(.300)	(.297)	(.280)	(.257)	(.240)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.300)	(.297)	(.280)	(.260)	(.259)
Redemption fees added to paid in capital C	.001	- G	- G	- G	- G
Net asset value, end of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.37
Total Return A, B	3.24%	4.17%	2.69%	.88%	1.44%
Ratios to Average Net Assets D, F
Expenses before reductions	.74%	.74%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.74%	.74%	.75%	.76%	.76%
Expenses net of all reductions	.72%	.69%	.66%	.69%	.75%
Net investment income	2.90%	2.91%	2.76%	2.50%	2.30%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 10	$ 13	$ 15	$ 20
Portfolio turnover rate E	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.20	$ 10.21	$ 10.39	$ 10.49
Income from Investment Operations
Net investment income C	.230	.228	.215	.190	.172
Net realized and unrealized gain (loss)	.029	.121	(.012)	(.177)	(.080)
Total from investment operations	.259	.349	.203	.013	.092
Distributions from net investment income	(.230)	(.229)	(.213)	(.190)	(.173)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.230)	(.229)	(.213)	(.193)	(.192)
Redemption fees added to paid in capital C	.001	- G	- G	- G	- G
Net asset value, end of period	$ 10.35	$ 10.32	$ 10.20	$ 10.21	$ 10.39
Total Return A, B	2.54%	3.47%	2.02%	.13%	.89%
Ratios to Average Net Assets D, F
Expenses before reductions	1.43%	1.41%	1.41%	1.41%	1.40%
Expenses net of fee waivers, if any	1.43%	1.41%	1.41%	1.41%	1.40%
Expenses net of all reductions	1.40%	1.36%	1.31%	1.34%	1.39%
Net investment income	2.22%	2.23%	2.11%	1.85%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1	$ 2	$ 3	$ 4
Portfolio turnover rate E	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Income from Investment Operations
Net investment income C	.220	.219	.204	.178	.159
Net realized and unrealized gain (loss)	.020	.120	(.011)	(.176)	(.080)
Total from investment operations	.240	.339	.193	.002	.079
Distributions from net investment income	(.221)	(.219)	(.203)	(.179)	(.160)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.221)	(.219)	(.203)	(.182)	(.179)
Redemption fees added to paid in capital C	.001	- G	- G	- G	- G
Net asset value, end of period	$ 10.33	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Total Return A, B	2.35%	3.37%	1.92%	.02%	.77%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.51%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.50%	1.51%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.48%	1.45%	1.41%	1.45%	1.51%
Net investment income	2.14%	2.14%	2.01%	1.74%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 6	$ 7	$ 10	$ 11
Portfolio turnover rate E	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Intermediate Municipal Income

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Income from Investment Operations
Net investment income B	.326	.323	.307	.284	.268
Net realized and unrealized gain (loss)	.029	.120	(.010)	(.177)	(.080)
Total from investment operations	.355	.443	.297	.107	.188
Distributions from net investment income	(.326)	(.323)	(.307)	(.284)	(.269)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.326)	(.323)	(.307)	(.287)	(.288)
Redemption fees added to paid in capital B	.001	- F	- F	- F	- F
Net asset value, end of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Total Return A	3.50%	4.43%	2.95%	1.06%	1.82%
Ratios to Average Net Assets C, E
Expenses before reductions	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.48%
Expenses net of all reductions	.47%	.43%	.41%	.42%	.47%
Net investment income	3.15%	3.17%	3.01%	2.77%	2.57%
Supplemental Data
Net assets, end of period (in millions)	$ 1,870	$ 1,650	$ 1,485	$ 1,665	$ 1,841
Portfolio turnover rate D	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.20	$ 10.20	$ 10.38	$ 10.49
Income from Investment Operations
Net investment income B	.321	.320	.306	.283	.265
Net realized and unrealized gain (loss)	.022	.120	- F	(.176)	(.088)
Total from investment operations	.343	.440	.306	.107	.177
Distributions from net investment income	(.324)	(.320)	(.306)	(.284)	(.268)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.324)	(.320)	(.306)	(.287)	(.287)
Redemption fees added to paid in capital B	.001	- F	- F	- F	- F
Net asset value, end of period	$ 10.34	$ 10.32	$ 10.20	$ 10.20	$ 10.38
Total Return A	3.38%	4.39%	3.05%	1.05%	1.71%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.52%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.51%	.52%	.50%	.49%	.49%
Expenses net of all reductions	.49%	.45%	.41%	.42%	.48%
Net investment income	3.13%	3.14%	3.01%	2.77%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,139	$ 4,645	$ 3,357	$ 2,625	$ 1,253
Portfolio turnover rate D	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 28,150
Unrealized depreciation	(18,384)
Net unrealized appreciation (depreciation)	9,766
Capital loss carryforward	(2,368)
Cost for federal income tax purposes	$ 1,854,175

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Tax-exempt Income	57,229	50,136

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Certain interest rate swaps include extended effective dates. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $570,842 and $356,018, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 70	$ 14
Class T	.00%	.25%	29	-
Class B	.65%	.25%	14	10
Class C	.75%	.25%	111	53
			$ 224	$ 77

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15
Class T	2
Class B*	6
Class C*	5
$ 28

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 27.10
Class T	11.09
Class B	2.13
Class C	12.10
Short-Intermediate Municipal Income	1,632.09
Institutional Class	15.11
	$ 1,699

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $27 and $260, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	1
Class B	-*
Class C	1
Short-Intermediate Municipal Income	126
Institutional Class	1
$ 131

* Amount represents less than one thousand

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007
From net investment income
Class A	$ 806	$ 281
Class T	339	296
Class B	34	44
Class C	236	121
Short-Intermediate Municipal Income	55,394	49,282
Institutional Class	420	112
Total	$ 57,229	$ 50,136

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class A
Shares sold	5,496	398	$ 56,891	$ 4,082
Reinvestment of distributions	64	23	661	231
Shares redeemed	(1,064)	(268)	(10,990)	(2,734)
Net increase (decrease)	4,496	153	$ 46,562	$ 1,579
Class T
Shares sold	1,108	200	$ 11,448	$ 2,060
Reinvestment of distributions	27	24	275	241
Shares redeemed	(636)	(489)	(6,578)	(4,985)
Net increase (decrease)	499	(265)	$ 5,145	$ (2,684)
Class B
Shares sold	143	72	$ 1,492	$ 729
Reinvestment of distributions	2	3	23	28
Shares redeemed	(94)	(165)	(977)	(1,685)
Net increase (decrease)	51	(90)	$ 538	$ (928)
Class C
Shares sold	1,714	151	$ 17,723	$ 1,547
Reinvestment of distributions	14	7	149	76
Shares redeemed	(298)	(253)	(3,071)	(2,584)
Net increase (decrease)	1,430	(95)	$ 14,801	$ (961)
Short-Intermediate Municipal Income
Shares sold	89,187	43,647	$ 923,266	$ 445,094
Reinvestment of distributions	3,425	3,143	35,431	32,070
Shares redeemed	(71,651)	(32,503)	(739,608)	(331,437)
Net increase (decrease)	20,961	14,287	$ 219,089	$ 145,727
Institutional Class
Shares sold	3,365	258	$ 34,805	$ 2,627
Reinvestment of distributions	18	4	183	46
Shares redeemed	(725)	(141)	(7,461)	(1,429)
Net increase (decrease)	2,658	121	$ 27,527	$ 1,244

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 23, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Advisory Board Member and Executive Officers**:

Correspondence intended Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235..

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-
present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 4.23% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTM-UANN-0209
1.796655.105

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Short-Intermediate
Municipal Income
Fund - Institutional Class

Annual Report

December 31, 2008

Institutional Class is a class of
Fidelity® Short-Intermediate
Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	3.38%	2.71%	3.65%

A The initial offering of Institutional Class shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Short-Intermediate Municipal Income Fund, the original retail class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income - Institutional Class on December 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on July 23, 2003. See above for additional information regarding the performance of Institutional Class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund

Municipal bonds suffered losses during 2008, hurt by a persistent and deepening risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bonds - most rated AAA at the time - came under pressure shortly thereafter in response to investor concerns about the financial strength of bond insurers. All major municipal bond insurers suffered from their exposure to securities backed by subprime mortgages. Supply pressures also weighed on the markets, as issuers scrambled to refinance their debt as the auction-rate securities market - a major source of funding for muni issuers - broke down. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the selling by leveraged investors to cover losses and meet investor redemptions. But in December, munis started to gain strength as investors gravitated toward their attractive valuations. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - declined 2.47%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 5.24%.

For the year ending December 31, 2008, the fund's Institutional Class shares returned 3.38% and the Barclays Capital 1-6 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - gained 5.38%. The fund's underperformance of the benchmark stemmed in part from its underexposure to muni bonds backed by U.S. Treasuries and other government-guaranteed securities, namely prerefunded and escrowed bonds. These securities were in strong demand as investors flocked to very high-quality securities with attractive levels of tax-free yield. Yield-curve positioning also worked against us. Specifically, the fund lost ground because of my decision to overweight five- to 10-year bonds, which underperformed shorter securities as interest rates declined. The fund also suffered from having a larger-than-index weighting in lower-quality investment-grade securities - particularly health care bonds - which suffered as investor demand for them waned amid a global flight to quality. On the plus side, the fund was helped by its underweighting in housing and tobacco bonds, two of the muni market's laggards, which were hurt primarily by the overall downturn in lower-quality bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	.75%
Actual		$ 1,000.00	$ 1,018.60	$ 3.81
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.81
Class T	.74%
Actual		$ 1,000.00	$ 1,019.70	$ 3.76
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.76
Class B	1.43%
Actual		$ 1,000.00	$ 1,016.10	$ 7.25
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.25
Class C	1.50%
Actual		$ 1,000.00	$ 1,014.80	$ 7.60
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.61
Short-Intermediate Municipal Income	.49%
Actual		$ 1,000.00	$ 1,020.90	$ 2.49
Hypothetical A		$ 1,000.00	$ 1,022.67	$ 2.49
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,019.80	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.57	$ 2.59

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
New York	16.5	17.0
Texas	10.5	11.0
California	7.9	10.2
Illinois	7.6	7.9
New Jersey	5.0	5.5
Top Five Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.2	42.0
Special Tax	9.9	10.5
Escrowed/Pre-Refunded	9.5	14.4
Electric Utilities	9.0	8.8
Health Care	7.8	7.8
Weighted Average Maturity as of December 31, 2008
		6 months ago
Years	3.5	3.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2008
6 months ago
Years	2.6	2.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
AAA 6.6%	AAA 24.3%
AA,A 75.7%	AA,A 68.8%
BBB 7.9%	BBB 4.4%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 2.9%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 6.7%	Short-Term Investments and Net Other Assets 0.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 93.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.6%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	$ 1,100	$ 1,074
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series 2002 B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (f)	10,000	10,947
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/11	1,000	997
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (MBIA Insured) (e)	4,000	4,092
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (f)	3,900	4,185
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (f)	2,070	2,227
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	5,000	5,035
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/09	500	491
5% 12/1/10	855	821
5% 12/1/12	750	686
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,178
		31,733
Alaska - 0.3%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (e)(f)	3,285	3,428
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (f)	2,500	2,687
		6,115
Arizona - 2.2%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,450
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,009
Series 2008 D:
5% 1/1/13	3,250	3,264
5% 1/1/14	2,000	1,989
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 C, 5% 9/1/09 (FSA Insured)	$ 1,115	$ 1,139
Series 2008, 5.5% 9/1/13	18,780	20,362
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (b)	3,000	3,051
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (FGIC Insured)	1,500	1,575
5% 7/1/15 (FGIC Insured)	1,645	1,790
		44,629
California - 7.9%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.25% 5/1/12	6,000	6,394
California Econ. Recovery Series 2004 A:
5.25% 1/1/11	6,500	6,826
5.25% 7/1/13	2,440	2,650
5.25% 7/1/13	2,400	2,606
California Gen. Oblig.:
5% 2/1/11	4,000	4,150
5% 2/1/11	785	815
5% 10/1/11	1,650	1,728
5% 2/1/12	1,650	1,734
5% 3/1/12	15,000	15,775
5% 9/1/12	1,700	1,794
5% 10/1/12	12,600	13,301
5% 11/1/13	10,000	10,605
5.25% 9/1/10	18,050	18,673
5.25% 2/1/11	2,465	2,570
5.5% 3/1/11 (FGIC Insured)	3,210	3,368
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	2,775	2,911
6.5% 9/1/10	1,760	1,857
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,850	2,621
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,021
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.) Series 2003 C, 3.9%, tender 12/1/11 (b)	2,100	2,179
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	2,300	1,926
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	$ 1,335	$ 1,468
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	1,400	1,368
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,221
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (f)	3,030	3,380
Series 2007 A1, 5% 6/1/12	2,570	2,453
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2002 E, 5.5% 7/1/14 (MBIA Insured)	4,400	4,743
Series E, 5% 7/1/11	6,075	6,440
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	2,025	1,795
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (b)	3,655	3,504
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,235	5,412
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,905
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (b)	985	916
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (f)(g)	8,230	8,507
Series K, 5% 5/15/10	4,655	4,875
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (b)	3,170	3,220
		158,711
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,154
5% 11/15/11 (Escrowed to Maturity) (f)	120	130
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 F:
5% 11/15/12	$ 380	$ 387
5% 11/15/12 (Escrowed to Maturity) (f)	845	930
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	578
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (e)	2,000	2,000
		6,179
Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (f)	5,000	5,399
Series 2006 F, 5% 12/1/11	23,100	24,949
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,815
		35,163
District Of Columbia - 0.7%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	3,600	3,243
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/09 (FSA Insured)	1,100	1,114
5% 8/15/15 (FSA Insured)	1,500	1,534
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	8,325
		14,216
Florida - 4.3%
Brevard County School Board Ctfs. of Prtn. Series 1996 A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,824
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,790
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	4,025	4,118
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,414
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	9,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	$ 7,550	$ 7,098
Series 2005 A, 5% 11/15/10	1,000	1,019
Series G:
5% 11/15/09	420	428
5% 11/15/09 (Escrowed to Maturity) (f)	15	15
5% 11/15/10	385	392
5% 11/15/10 (Escrowed to Maturity) (f)	15	16
5% 11/15/11	675	689
5% 11/15/11 (Escrowed to Maturity) (f)	25	27
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,002
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,315
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (b)	1,500	1,539
Series 2007 B, 5.15%, tender 9/1/13 (b)	1,750	1,683
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,491
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,018
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,108
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,947
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (b)	2,000	2,016
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,540
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,294
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
3.5% 10/1/09	990	998
4.625% 10/1/12	1,110	1,082
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 1992, 5.75% 11/15/12 (FSA Insured)	2,615	2,618
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	$ 1,825	$ 1,892
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,684
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	9,000	9,550
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,547
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 3%, tender 10/1/09, LOC SunTrust Banks, Inc. (b)	1,000	1,007
		85,345
Georgia - 2.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) 6.75%, tender 4/1/12 (b)	7,600	7,669
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,518
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,518
Henry County School District Series 2007 A, 5% 4/1/10	10,000	10,424
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	4,000	3,643
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (b)	5,200	5,158
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (MBIA Insured) (b)	5,705	5,755
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5% 1/1/13	2,000	2,101
5% 1/1/14	3,000	3,159
Walton County Series 2007:
5% 1/1/10 (FGIC Insured)	2,000	2,065
5% 1/1/11 (FGIC Insured)	3,000	3,136
		56,146
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,850	4,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	$ 3,040	$ 3,215
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (f)	170	182
		7,457
Illinois - 7.6%
Chicago Board of Ed. Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,423
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (FGIC Insured)	7,200	5,154
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (f)	825	907
5.25% 1/1/12 (FSA Insured)	175	190
Chicago Midway Arpt. Rev. Series 2004 B:
5% 1/1/10 (AMBAC Insured)	1,225	1,251
5% 1/1/11 (AMBAC Insured)	3,625	3,739
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/10 (AMBAC Insured) (e)	2,900	2,961
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,645
5% 1/1/13 (FSA Insured)	4,000	4,179
Series A, 5% 1/1/12 (MBIA Insured)	1,165	1,216
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,651
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	6,061
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2004 A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,016
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/10	1,705	1,760
5% 6/1/13	3,765	3,997
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,648
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (b)(e)	5,500	5,408
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/09	1,805	1,805
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,986
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	$ 12,800	$ 12,855
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (b)	3,250	3,325
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,170
Illinois Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,528
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	771
5% 7/1/13	415	426
5% 7/1/15	1,000	1,016
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (MBIA Insured)	3,075	3,054
5% 11/1/16 (MBIA Insured)	1,700	1,652
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,614
First Series, 5.5% 8/1/10	1,495	1,565
Series 2002, 5.375% 7/1/11 (MBIA Insured)	6,745	7,223
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (f)	1,000	1,056
Illinois Health Facilities Auth. Rev.:
(Delnor Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,393
5% 5/15/16 (FSA Insured)	2,325	2,463
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (f)	8,500	9,203
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,903
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,481
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (f)	1,600	1,787
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,498
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,188
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (MBIA Insured)	$ 2,725	$ 2,289
Series 2002 A, 0% 6/15/14 (FGIC Insured)	9,325	7,618
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (f)	5,000	4,877
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,296
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,407
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,450
Univ. of Illinois Univ. Revs.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (MBIA Insured)	5,050	5,351
0% 4/1/14	2,350	1,929
		151,385
Indiana - 2.6%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,058
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/10 (FSA Insured)	1,835	1,903
5% 1/15/11 (FSA Insured)	1,910	1,994
5% 1/15/12 (FSA Insured)	1,990	2,108
Series 2005 A:
5% 1/10/10 (FSA Insured)	1,750	1,819
5.25% 7/10/11 (FSA Insured)	2,295	2,428
5.25% 1/10/12 (FSA Insured)	1,355	1,445
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,063
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (b)	5,000	5,039
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A3, 5%, tender 7/1/11 (b)	4,100	4,182
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,836
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (f)	5,000	5,621
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	$ 1,405	$ 1,425
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (MBIA Insured)	3,000	3,021
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (MBIA Insured)	1,000	1,059
5.25% 7/15/11 (MBIA Insured)	1,020	1,092
5.25% 1/15/12 (MBIA Insured)	1,045	1,130
5.25% 7/15/12 (MBIA Insured)	1,075	1,172
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (MBIA Insured)	1,585	1,733
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,058
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (b)	1,600	1,668
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (MBIA Insured)	1,065	1,129
5.25% 7/15/11 (MBIA Insured)	1,125	1,206
5.25% 1/15/12 (MBIA Insured)	1,150	1,246
		51,435
Kansas - 0.1%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	554
5.25% 11/15/12	680	686
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (b)	1,600	1,565
		2,805
Kentucky - 0.4%
Kenton County Arpt. Board Arpt. Rev. Series 2003 B, 5% 3/1/09 (MBIA Insured) (e)	1,185	1,188
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,007
		7,195
Louisiana - 0.2%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	$ 2,060	$ 2,238
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,580
		4,867
Maryland - 2.3%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	717
5% 7/1/11 (AMBAC Insured)	1,985	2,098
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series 2007 A, 4.5% 4/1/09	305	302
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	20,000	21,930
First Series 2008, 5% 3/1/12	10,000	10,896
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,291
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,424
5% 7/1/14	3,500	3,520
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5.25% 5/15/10 (MBIA Insured)	1,535	1,607
		45,785
Massachusetts - 2.9%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,008
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	3,000	3,181
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (f)	2,570	2,667
Series 2000 A, 6% 2/1/10	2,500	2,624
Series 2001 A, 5.5% 1/1/11	5,000	5,331
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,495	2,748
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,195
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (e)	1,000	649
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/12 (FSA Insured)	3,300	3,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (f)	$ 19,000	$ 20,486
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (f)	5,000	5,391
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (f)	8,350	9,142
		57,931
Michigan - 2.6%
Allegan Pub. School District Series 2008, 5% 5/1/12 (MBIA Insured)	1,590	1,720
Chelsea School District 5% 5/1/13 (MBIA Insured)	1,750	1,915
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,265
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,282
Detroit Swr. Disp. Rev.:
Series 2006 D, 3.201% 7/1/32 (b)	4,095	2,213
Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (f)	2,000	2,101
DeWitt Pub. Schools 5% 5/1/10 (MBIA Insured)	1,280	1,321
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,207
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,420
5% 5/1/13 (FSA Insured)	1,305	1,439
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,000	2,018
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,611
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/09	2,705	2,786
5.5% 10/15/13	2,200	2,331
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,735	2,941
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,185
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,664
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,347
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (f)	$ 2,260	$ 2,599
Royal Oak City School District 5% 5/1/12	2,000	2,166
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,064
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,238
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,267
		51,100
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	476
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	995
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,030
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/09	250	247
5% 5/15/10	200	192
5% 5/15/11	300	280
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	250	237
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	995
		5,452
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (b)(e)	1,100	1,000
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,098
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	1,000	1,017
5% 8/15/11	1,000	1,004
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,183
		5,302
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.7%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (b)	$ 6,600	$ 6,710
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,386
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (FGIC Insured)	1,850	1,884
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,397
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,036
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	943
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (f)	1,050	1,171
		14,527
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (b)	5,675	5,637
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,036
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,757
		9,793
Nevada - 3.8%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/09 (AMBAC Insured) (e)	2,700	2,723
5% 7/1/10 (AMBAC Insured) (e)	1,225	1,242
5% 7/1/11 (AMBAC Insured) (e)	1,790	1,790
Series 2008 E:
5% 7/1/14	2,905	3,045
5% 7/1/15	3,500	3,672
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,296
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,450
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,693
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District: - continued
Series 1998, 5.5% 6/15/13 (FSA Insured)	$ 5,000	$ 5,503
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (f)	1,600	1,704
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,352
Series 2002 C, 5% 6/15/10 (MBIA Insured)	1,075	1,122
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	22,786
Lyon Co. School District Gen. Oblig. Series 2006, 5% 6/1/09	695	707
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	4,015	4,253
Washoe County School District Gen. Oblig. Series 2004 B, 5% 6/1/10 (MBIA Insured)	2,410	2,506
		75,844
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (b)(e)	2,500	2,538
3.5%, tender 2/1/09 (b)(e)	2,000	1,999
		4,537
New Jersey - 5.0%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 B, 5.25% 2/15/09	1,250	1,246
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (MBIA Insured)	7,470	8,294
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	7,000	7,538
Series 2008 W, 5% 3/1/15	10,000	10,686
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,477
New Jersey Tpk. Auth. Tpk. Rev. Series 2000 A, 6% 1/1/11 (MBIA Insured)	21,785	23,062
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,769
6.5% 6/15/11 (MBIA Insured)	5,000	5,441
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series C, 5.5% 12/15/10 (FSA Insured)	$ 25,000	$ 26,276
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (f)	7,000	7,236
		100,025
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2003, 5% 7/1/09	5,170	5,256
New Mexico - 0.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,219
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (b)	1,900	1,898
		3,117
New York - 16.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	935
Grand Central District Mgmt. Assoc., Inc. Series 2004:
5% 1/1/10	1,200	1,243
5% 1/1/12	1,175	1,252
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2006 F, 5% 5/1/11 (MBIA Insured)	10,000	10,329
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,522
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,094
Series 2000 A, 6.5% 5/15/11	155	164
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,040
Series 2002 A1, 5.25% 11/1/14	600	630
Series 2002 B, 5.75% 8/1/14	1,000	1,072
Series 2003 F, 5.5% 12/15/11	7,485	7,999
Series 2005 C, 5% 8/1/12	19,770	20,975
Series 2005 D, 5% 8/1/12	4,925	5,225
Series 2005 F1, 5% 9/1/15	3,560	3,805
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,437
Series 2005 K:
5% 8/1/11	3,965	4,164
5% 8/1/12	4,360	4,626
Series 2005 O, 5% 6/1/12	7,525	7,973
Series 2008 E, 5% 8/1/12	5,000	5,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (f)	$ 10,000	$ 10,605
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	3,500	3,668
6% 11/1/28 (a)	44,300	47,013
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,202
Series B, 5% 11/1/11	12,905	13,763
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,730
5.75% 7/1/13 (AMBAC Insured)	1,000	1,066
Series C, 7.5% 7/1/10	8,560	8,962
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/14	7,295	7,739
5% 8/15/14	7,755	8,269
Series 2002 B, 5.25%, tender 5/15/12 (b)	13,000	13,155
Series 2008 B, 5% 7/1/15	30,000	31,946
New York Local Govt. Assistance Corp. Series 2007 A, 5% 4/1/11	20,000	21,219
New York Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/10	1,485	1,532
5% 11/15/11	2,750	2,866
Series 2008 B2, 5%, tender 11/15/12 (b)	7,300	7,451
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A, 5% 4/1/13	2,600	2,786
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,561
New York Urban Dev. Corp. Rev. Series 2005 A, 5% 1/1/12	5,015	5,247
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	2,450	2,028
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	6,295	6,831
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	3,965	3,983
5.5% 6/1/17	6,000	6,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 B1C:
5.5% 6/1/15	$ 1,300	$ 1,317
5.5% 6/1/17	4,200	4,244
Series 2004 B1, 5% 6/1/09	3,800	3,840
Series A1:
5% 6/1/10	1,325	1,353
5.25% 6/1/13	7,780	7,784
		329,013
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,200	1,209
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,157
		5,366
North Carolina - 0.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/10	250	258
5% 1/15/11	750	767
5% 1/15/12	400	412
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,611
5% 11/1/15 (FSA Insured)	1,600	1,706
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/10	3,000	3,029
Series 2003 D, 5.375% 1/1/10	3,730	3,761
North Carolina Grant Anticipation Rev. Series 2007, 5% 3/1/11	5,000	5,302
		16,846
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,616
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,816
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,537
		4,969
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	$ 1,000	$ 1,007
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	8,908
Cleveland Pub. Pwr. Sys. Rev. Series 1994 A:
0% 11/15/09 (Escrowed to Maturity) (f)	1,050	1,039
0% 11/15/09 (MBIA Insured)	1,200	1,177
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (b)	2,700	2,678
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	9,000	9,008
Series 2008 A, 7.125%, tender 6/1/10 (b)(e)	7,500	7,500
Ohio Gen. Oblig. (Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	4,495	4,963
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,029
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	1,954
5% 12/1/13	875	872
5% 12/1/14	2,275	2,231
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,029
		45,395
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	930
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,641
Norman Reg'l. Hosp. Auth. Hosp. Rev. Series 2007, 5% 9/1/12 (Radian Asset Assurance, Inc. Insured)	1,035	1,006
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,683
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	430	443
		13,703
Oregon - 0.4%
Beaverton Wtr. Rev. Series 2004 B, 5% 6/1/10 (FSA Insured)	1,210	1,254
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B:
5% 5/1/09 (FSA Insured)	$ 600	$ 607
5% 5/1/11 (FSA Insured)	1,000	1,050
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (MBIA Insured)	5,000	5,287
		8,198
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,300	1,309
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,754
Series 2008 B, 5% 6/15/14	1,385	1,403
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (MBIA Insured)	1,495	1,586
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,502
5% 12/15/11	2,835	2,611
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2003 A, 3.6%, tender 12/1/09 (AMBAC Insured) (b)(e)	10,000	9,965
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (b)(e)	2,100	2,100
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	2,750	2,848
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,708
5% 8/1/12 (FSA Insured)	5,000	5,229
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,790
5% 12/15/15 (FSA Insured)	5,000	5,379
5% 12/15/16 (FSA Insured)	7,275	7,796
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,533
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,534
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	$ 1,600	$ 1,633
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (f)	2,355	2,140
		70,047
Puerto Rico - 1.0%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	1,966
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000	959
Series B, 5% 12/1/10	8,000	7,830
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,613
Series Q, 5% 6/1/11	4,825	4,702
		21,070
Rhode Island - 0.1%
Providence Spl. Oblig. Series 2005 E:
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	1,315	1,326
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,170
		2,496
South Carolina - 0.5%
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/10 (AMBAC Insured)	1,450	1,512
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,527
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2006, 5% 12/1/09	550	567
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,114
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,119
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. Series 2004, 5% 7/1/09 (FSA Insured)	1,000	1,016
		10,855
Tennessee - 0.7%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/09	7,185	7,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (f)	$ 2,005	$ 2,100
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,012
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,069
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2003 A, 4.5% 9/1/09 (MBIA Insured)	1,685	1,706
		13,941
Texas - 10.5%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,563
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,858
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,178
Series 2006 B:
6% 1/1/12	500	447
6% 1/1/13	1,270	1,094
Austin Elec. Util. Sys. Rev. Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,127
5% 11/15/11 (FSA Insured)	4,000	4,288
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (MBIA Insured)	5,130	5,036
0% 11/15/10 (MBIA Insured)	5,300	5,060
Bexar County Gen. Oblig. Series 2004 A, 5% 6/15/10 (FSA Insured)	1,000	1,047
Birdville Independent School District:
Series 2003, 5% 2/15/10	1,300	1,354
0% 2/15/11	5,000	4,754
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,532
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,982
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,622
College Station Independent School District Series 2004, 5% 2/15/10	1,000	1,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	$ 3,065	$ 3,275
Fort Bend Independent School District Series 2005, 5%, tender 8/15/09 (b)	5,000	5,083
Fort Worth Independent School District Series 2005, 5% 2/15/12	1,500	1,624
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,777
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,100
5% 8/15/14	1,075	1,188
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,727
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,242
5.25% 4/15/12 (FSA Insured)	2,000	2,186
Houston Gen. Oblig.:
Series 2007 B, 5% 3/1/12 (MBIA Insured)	3,575	3,842
Series A, 5% 3/1/13 (MBIA Insured)	7,500	8,161
Houston Util. Sys. Rev.:
Series 2004 A, 5.25% 5/15/10 (MBIA Insured)	2,835	2,943
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,805
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (b)	5,100	5,326
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,180
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,613
Series 2004, 5% 2/15/10 (MBIA Insured)	1,845	1,915
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,368
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (b)	1,750	1,827
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (b)	5,000	4,982
Northside Independent School District Series 2007 A, 3.78%, tender 6/1/09 (b)	5,000	5,043
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (b)	1,000	820
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. Series 2001, 5% 4/1/10 (FSA Insured)	1,630	1,680
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (f)	$ 5,000	$ 5,223
Series B:
0% 2/1/09 (Escrowed to Maturity) (f)	2,500	2,498
0% 2/1/10 (Escrowed to Maturity) (f)	14,000	13,759
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (MBIA Insured)	1,545	1,677
San Antonio Wtr. Sys. Rev.:
Series 2004, 5% 5/15/10 (FGIC Insured)	1,020	1,063
Series 2007, 5% 5/15/12 (FGIC Insured)	7,000	7,534
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,145
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,700	1,830
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) Series 2007, 5% 11/15/09	1,000	1,022
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,073
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 0.125%, tender 1/2/09 (FSA Insured) (b)	575	518
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (e)	3,000	3,093
Series C, 0% 4/1/09 (Escrowed to Maturity) (f)	2,320	2,313
0% 10/1/13	6,500	5,603
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,639
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,055	1,095
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,323
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,339
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,974
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	2,943
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,499
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,718
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (f)	$ 15,000	$ 16,733
Wichita Falls Independent School District Series 1994, 0% 2/1/10	2,325	2,283
Ysleta Independent School District Series 1993, 0% 8/15/09	4,065	4,031
		210,619
Utah - 0.6%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,520
0% 10/1/12 (AMBAC Insured)	3,800	3,387
0% 10/1/13 (AMBAC Insured)	3,760	3,211
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,812
		11,930
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
4% 12/1/09 (FSA Insured)	1,000	1,009
5% 12/1/15 (FSA Insured)	2,225	2,331
		3,340
Virginia - 0.5%
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	1,800	1,693
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	8,000	8,046
		9,739
Washington - 1.0%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (FGIC Insured)	1,190	1,270
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (MBIA Insured)	1,680	1,773
5.25% 1/1/11 (FSA Insured)	1,935	2,048
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17	5,100	5,433
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,858
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (FGIC Insured) (e)	$ 3,640	$ 3,664
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,022
Snohomish County School District #2, Everett Series 2004, 5% 6/1/10 (FSA Insured)	1,000	1,041
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,073
Washington Gen. Oblig. Series A, 5% 7/1/11 (FGIC Insured)	1,000	1,066
		20,248
West Virginia - 0.3%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (b)(e)	7,000	6,999
Wisconsin - 0.6%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	3,200
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,597
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2001 B, 6.25% 2/15/10	1,015	996
Series 2006 A, 5% 2/15/13	875	771
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	941
Series 2003 A, 5% 8/15/10	1,870	1,759
Series 2006 A, 5% 8/15/11	1,315	1,215
		11,479
TOTAL MUNICIPAL BONDS (Cost $1,854,089)		1,863,940
Money Market Funds - 0.0%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 1.27% (c)(d) (Cost $1)	900	$ 1
TOTAL INVESTMENT PORTFOLIO - 93.3% (Cost $1,854,090)		1,863,941
NET OTHER ASSETS - 6.7%		134,330
NET ASSETS - 100%		$ 1,998,271
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,507,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 8,230
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,863,941	$ 1	$ 1,863,422	$ 518
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	1
Total Unrealized Gain (Loss)	(45)
Cost of Purchases	612
Proceeds of Sales	(50)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 518

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (unaudited)
General Obligations	41.2%
Special Tax	9.9%
Escrowed/Pre-Refunded	9.5%
Electric Utilities	9.0%
Health Care	7.8%
Transportation	6.3%
Others* (individually less than 5%)	16.3%
100.0%
*Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $2,368,000 of which $921,000 and $1,447,000 will expire on December 31, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,854,089)	$ 1,863,940
Fidelity Central Funds (cost $1)	1
Total Investments (cost $1,854,090)		$ 1,863,941
Cash		113,787
Receivable for fund shares sold		5,046
Interest receivable		23,221
Prepaid expenses		19
Other receivables		34
Total assets		2,006,048

Liabilities
Payable for fund shares redeemed	$ 4,911
Distributions payable	1,644
Accrued management fee	598
Transfer agent fee payable	450
Distribution fees payable	31
Other affiliated payables	87
Other payables and accrued expenses	56
Total liabilities		7,777

Net Assets		$ 1,998,271
Net Assets consist of:
Paid in capital		$ 1,990,869
Distributions in excess of net investment income		(81)
Accumulated undistributed net realized gain (loss) on investments		(2,368)
Net unrealized appreciation (depreciation) on investments		9,851
Net Assets		$ 1,998,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($58,273.9 ÷ 5,629.3 shares)	$ 10.35

Maximum offering price per share (100/97.25 of $10.35)	$ 10.64
Class T: Net Asset Value and redemption price per share ($15,102.2 ÷ 1,461.2 shares)	$ 10.34

Maximum offering price per share (100/97.25 of $10.34)	$ 10.63
Class B: Net Asset Value and offering price per share ($1,980.5 ÷ 191.4 shares) A	$ 10.35

Class C: Net Asset Value and offering price per share ($20,405.2 ÷ 1,974.4 shares) A	$ 10.33

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,870,370.3 ÷ 180,958.5 shares)	$ 10.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,138.6 ÷ 3,107.9 shares)	$ 10.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2008

Investment Income
Interest		$ 66,045

Expenses
Management fee	$ 6,688
Transfer agent fees	1,699
Distribution fees	224
Accounting fees and expenses	336
Custodian fees and expenses	27
Independent trustees' compensation	8
Registration fees	170
Audit	53
Legal	7
Miscellaneous	11
Total expenses before reductions	9,223
Expense reductions	(418)	8,805
Net investment income		57,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,354
Swap agreements	295
Total net realized gain (loss)		4,649
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,088)
Swap agreements	(341)
Total change in net unrealized appreciation (depreciation)		(3,429)
Net gain (loss)		1,220
Net increase (decrease) in net assets resulting from operations		$ 58,460

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 57,240	$ 50,145
Net realized gain (loss)	4,649	(928)
Change in net unrealized appreciation (depreciation)	(3,429)	20,276
Net increase (decrease) in net assets resulting from operations	58,460	69,493
Distributions to shareholders from net investment income	(57,229)	(50,136)
Share transactions - net increase (decrease)	313,662	143,977
Redemption fees	113	16
Total increase (decrease) in net assets	315,006	163,350

Net Assets
Beginning of period	1,683,265	1,519,915
End of period (including distributions in excess of net investment income of $81 and distributions in excess of net investment income of $92, respectively)	$ 1,998,271	$ 1,683,265

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.21	$ 10.21	$ 10.39	$ 10.50
Income from Investment Operations C
Net investment income	.298	.302	.292	.268	.250
Net realized and unrealized gain (loss)	.021	.118	(.001)	(.177)	(.090)
Total from investment operations	.319	.420	.291	.091	.160
Distributions from net investment income	(.300)	(.300)	(.291)	(.268)	(.251)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.300)	(.300)	(.291)	(.271)	(.270)
Redemption fees added to paid in capital C	.001	- G	- G	- G	- G
Net asset value, end of period	$ 10.35	$ 10.33	$ 10.21	$ 10.21	$ 10.39
Total Return A, B	3.13%	4.19%	2.89%	.89%	1.55%
Ratios to Average Net Assets D, F
Expenses before reductions	.75%	.71%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.75%	.71%	.65%	.65%	.65%
Expenses net of all reductions	.72%	.64%	.56%	.58%	.64%
Net investment income	2.90%	2.95%	2.86%	2.61%	2.41%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 12	$ 10	$ 14	$ 12
Portfolio turnover rate E	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.19	$ 10.20	$ 10.37	$ 10.48
Income from Investment Operations
Net investment income C	.300	.297	.281	.257	.238
Net realized and unrealized gain (loss)	.029	.120	(.011)	(.167)	(.089)
Total from investment operations	.329	.417	.270	.090	.149
Distributions from net investment income	(.300)	(.297)	(.280)	(.257)	(.240)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.300)	(.297)	(.280)	(.260)	(.259)
Redemption fees added to paid in capital C	.001	- G	- G	- G	- G
Net asset value, end of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.37
Total Return A, B	3.24%	4.17%	2.69%	.88%	1.44%
Ratios to Average Net Assets D, F
Expenses before reductions	.74%	.74%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.74%	.74%	.75%	.76%	.76%
Expenses net of all reductions	.72%	.69%	.66%	.69%	.75%
Net investment income	2.90%	2.91%	2.76%	2.50%	2.30%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 10	$ 13	$ 15	$ 20
Portfolio turnover rate E	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.20	$ 10.21	$ 10.39	$ 10.49
Income from Investment Operations
Net investment income C	.230	.228	.215	.190	.172
Net realized and unrealized gain (loss)	.029	.121	(.012)	(.177)	(.080)
Total from investment operations	.259	.349	.203	.013	.092
Distributions from net investment income	(.230)	(.229)	(.213)	(.190)	(.173)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.230)	(.229)	(.213)	(.193)	(.192)
Redemption fees added to paid in capital C	.001	- G	- G	- G	- G
Net asset value, end of period	$ 10.35	$ 10.32	$ 10.20	$ 10.21	$ 10.39
Total Return A, B	2.54%	3.47%	2.02%	.13%	.89%
Ratios to Average Net Assets D, F
Expenses before reductions	1.43%	1.41%	1.41%	1.41%	1.40%
Expenses net of fee waivers, if any	1.43%	1.41%	1.41%	1.41%	1.40%
Expenses net of all reductions	1.40%	1.36%	1.31%	1.34%	1.39%
Net investment income	2.22%	2.23%	2.11%	1.85%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1	$ 2	$ 3	$ 4
Portfolio turnover rate E	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Income from Investment Operations
Net investment income C	.220	.219	.204	.178	.159
Net realized and unrealized gain (loss)	.020	.120	(.011)	(.176)	(.080)
Total from investment operations	.240	.339	.193	.002	.079
Distributions from net investment income	(.221)	(.219)	(.203)	(.179)	(.160)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.221)	(.219)	(.203)	(.182)	(.179)
Redemption fees added to paid in capital C	.001	- G	- G	- G	- G
Net asset value, end of period	$ 10.33	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Total Return A, B	2.35%	3.37%	1.92%	.02%	.77%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.51%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.50%	1.51%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.48%	1.45%	1.41%	1.45%	1.51%
Net investment income	2.14%	2.14%	2.01%	1.74%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 6	$ 7	$ 10	$ 11
Portfolio turnover rate E	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Intermediate Municipal Income

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Income from Investment Operations
Net investment income B	.326	.323	.307	.284	.268
Net realized and unrealized gain (loss)	.029	.120	(.010)	(.177)	(.080)
Total from investment operations	.355	.443	.297	.107	.188
Distributions from net investment income	(.326)	(.323)	(.307)	(.284)	(.269)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.326)	(.323)	(.307)	(.287)	(.288)
Redemption fees added to paid in capital B	.001	- F	- F	- F	- F
Net asset value, end of period	$ 10.34	$ 10.31	$ 10.19	$ 10.20	$ 10.38
Total Return A	3.50%	4.43%	2.95%	1.06%	1.82%
Ratios to Average Net Assets C, E
Expenses before reductions	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.48%
Expenses net of all reductions	.47%	.43%	.41%	.42%	.47%
Net investment income	3.15%	3.17%	3.01%	2.77%	2.57%
Supplemental Data
Net assets, end of period (in millions)	$ 1,870	$ 1,650	$ 1,485	$ 1,665	$ 1,841
Portfolio turnover rate D	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.20	$ 10.20	$ 10.38	$ 10.49
Income from Investment Operations
Net investment income B	.321	.320	.306	.283	.265
Net realized and unrealized gain (loss)	.022	.120	- F	(.176)	(.088)
Total from investment operations	.343	.440	.306	.107	.177
Distributions from net investment income	(.324)	(.320)	(.306)	(.284)	(.268)
Distributions from net realized gain	-	-	-	(.003)	(.019)
Total distributions	(.324)	(.320)	(.306)	(.287)	(.287)
Redemption fees added to paid in capital B	.001	- F	- F	- F	- F
Net asset value, end of period	$ 10.34	$ 10.32	$ 10.20	$ 10.20	$ 10.38
Total Return A	3.38%	4.39%	3.05%	1.05%	1.71%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.52%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.51%	.52%	.50%	.49%	.49%
Expenses net of all reductions	.49%	.45%	.41%	.42%	.48%
Net investment income	3.13%	3.14%	3.01%	2.77%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,139	$ 4,645	$ 3,357	$ 2,625	$ 1,253
Portfolio turnover rate D	20%	23%	28%	27%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 28,150
Unrealized depreciation	(18,384)
Net unrealized appreciation (depreciation)	9,766
Capital loss carryforward	(2,368)
Cost for federal income tax purposes	$ 1,854,175

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Tax-exempt Income	57,229	50,136

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Certain interest rate swaps include extended effective dates. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $570,842 and $356,018, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 70	$ 14
Class T	.00%	.25%	29	-
Class B	.65%	.25%	14	10
Class C	.75%	.25%	111	53
			$ 224	$ 77

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15
Class T	2
Class B*	6
Class C*	5
$ 28

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 27.10
Class T	11.09
Class B	2.13
Class C	12.10
Short-Intermediate Municipal Income	1,632.09
Institutional Class	15.11
	$ 1,699

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $27 and $260, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	1
Class B	-*
Class C	1
Short-Intermediate Municipal Income	126
Institutional Class	1
$ 131

* Amount represents less than one thousand

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007
From net investment income
Class A	$ 806	$ 281
Class T	339	296
Class B	34	44
Class C	236	121
Short-Intermediate Municipal Income	55,394	49,282
Institutional Class	420	112
Total	$ 57,229	$ 50,136

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class A
Shares sold	5,496	398	$ 56,891	$ 4,082
Reinvestment of distributions	64	23	661	231
Shares redeemed	(1,064)	(268)	(10,990)	(2,734)
Net increase (decrease)	4,496	153	$ 46,562	$ 1,579
Class T
Shares sold	1,108	200	$ 11,448	$ 2,060
Reinvestment of distributions	27	24	275	241
Shares redeemed	(636)	(489)	(6,578)	(4,985)
Net increase (decrease)	499	(265)	$ 5,145	$ (2,684)
Class B
Shares sold	143	72	$ 1,492	$ 729
Reinvestment of distributions	2	3	23	28
Shares redeemed	(94)	(165)	(977)	(1,685)
Net increase (decrease)	51	(90)	$ 538	$ (928)
Class C
Shares sold	1,714	151	$ 17,723	$ 1,547
Reinvestment of distributions	14	7	149	76
Shares redeemed	(298)	(253)	(3,071)	(2,584)
Net increase (decrease)	1,430	(95)	$ 14,801	$ (961)
Short-Intermediate Municipal Income
Shares sold	89,187	43,647	$ 923,266	$ 445,094
Reinvestment of distributions	3,425	3,143	35,431	32,070
Shares redeemed	(71,651)	(32,503)	(739,608)	(331,437)
Net increase (decrease)	20,961	14,287	$ 219,089	$ 145,727
Institutional Class
Shares sold	3,365	258	$ 34,805	$ 2,627
Reinvestment of distributions	18	4	183	46
Shares redeemed	(725)	(141)	(7,461)	(1,429)
Net increase (decrease)	2,658	121	$ 27,527	$ 1,244

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 23, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Advisory Board Member and Executive Officers**:

Correspondence intended Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235..

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-
present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 4.23% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTMI-UANN-0209
1.796657.105

Item 2. Code of Ethics

As of the end of the period, December 31, 2008, Fidelity Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Michigan Municipal Income Fund, Fidelity Minnesota Municipal Income Fund, Fidelity Municipal Income Fund, Fidelity Ohio Municipal Income Fund, Fidelity Pennsylvania Municipal Income Fund and Fidelity Short-Intermediate Municipal Income Fund (the "Funds"):

Services Billed by PwC

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Michigan Municipal Income Fund	$43,000	$-	$2,900	$1,900
Fidelity Minnesota Municipal Income Fund	$43,000	$-	$2,900	$1,700
Fidelity Municipal Income Fund	$66,000	$-	$8,500	$5,200
Fidelity Ohio Municipal Income Fund	$43,000	$-	$2,900	$1,700
Fidelity Pennsylvania Municipal Income Fund	$43,000	$-	$2,900	$1,600
Fidelity Short-Intermediate Municipal Income Fund	$47,000	$-	$2,900	$2,700

December 31, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Michigan Municipal Income Fund	$48,000	$-	$2,900	$1,600
Fidelity Minnesota Municipal Income Fund	$47,000	$-	$2,900	$1,400
Fidelity Municipal Income Fund	$72,000	$-	$2,900	$4,300
Fidelity Ohio Municipal Income Fund	$47,000	$-	$2,900	$1,500
Fidelity Pennsylvania Municipal Income Fund	$47,000	$-	$2,900	$1,400
Fidelity Short-Intermediate Municipal Income Fund	$51,000	$-	$2,900	$2,200

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2008A	December 31, 2007A
Audit-Related Fees	$2,340,000	$-
Tax Fees	$2,000	$-
All Other Fees	$190,000	$215,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2008 A	December 31, 2007 A
PwC	$2,990,000	$1,500,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2009